As filed with the Securities and Exchange Commission on December 15, 1995

                                              Registration Nos. 2-81110/811-4293

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/




                       Post-Effective Amendment No. 43                       /X/


                        REGISTRATION STATEMENT UNDER THE

                        INVESTMENT COMPANY ACT OF 1940                       /X/


                              Amendment No. 45                               /X/


                           PACIFIC HORIZON FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                         125 W. 55th Street, 11th Floor
                               New York, NY 10019
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (800) 332-3863

                             W. Bruce McConnel, III
                             Drinker Biddle & Reath
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

         / / immediately upon filing pursuant to paragraph (b)

         / / on (date) pursuant to paragraph (b)

         /X/ 60 days after filing pursuant to paragraph (a)(1)

         / / on (date) pursuant to paragraph (a)(1)

         / / 75 days after filing pursuant to paragraph (a)(2)

         / / on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed its Rule 24f-2 Notice relating to such shares for Registrant's most recent fiscal year on April 28, 1995.


      This Registration Statement has also been executed by Master Investment Trust, Series I.

      THIS POST-EFFECTIVE AMENDMENT IS BEING FILED WITH RESPECT TO THE INTERNATIONAL EQUITY FUND, AS SUCH THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR THE OTHER PACIFIC HORIZON FUNDS ARE NOT INCLUDED IN THIS FILING.

                           PACIFIC HORIZON FUNDS, INC.
                            International Equity Fund
                              Cross Reference Sheet


Form N-1A Item                                                         Prospectus Caption
--------------                                                         ------------------
Part A

1.      Cover Page.................................................    Cover Page

2.      Synopsis...................................................    Expense Summary

3.      Condensed Financial Information............................    Measuring Performance

4.      General Description of Registrant..........................    Description of Shares; Cover
                                                                       Page; Investment Objective;
                                                                       Fund Investments; Types of
                                                                       Investments; Fundamental
                                                                       Limitations; Other Investment
                                                                       Practices and Considerations

5.      Management of the Fund.....................................    The Business of the Fund

5.A.    Management's Discussion of

          Fund Performance.........................................    *

6.      Capital Stock and Other

          Securities...............................................    Description of Shares;
                                                                       Dividend and Distribution
                                                                       Policies; Tax Information

7.      Purchase of Securities Being

         Offered...................................................    How to Buy Shares;
                                                                       Shareholder Services; The
                                                                       Business of the Fund; Plan
                                                                       Payments; Measuring
                                                                       Performance

8.      Redemption or Repurchase...................................    How to Sell Shares;
                                                                       Shareholder Services; Plan
                                                                       Payments

9.      Pending Legal Proceedings..................................    *

--------------
*  Item inapplicable or answer negative.

PROSPECTUS

 March __, 1996


                    PACIFIC HORIZON INTERNATIONAL EQUITY FUND

                A series of shares of Pacific Horizon Funds, Inc.

The PACIFIC HORIZON INTERNATIONAL EQUITY FUND (the "Fund") is a diversified mutual fund whose investment objective is to seek long-term capital growth primarily through investments in foreign equity securities. The Fund is offered by Pacific Horizon Funds, Inc. (the "Company"), an open-end, series management investment company.


UNLIKE MOST OTHER INVESTMENT COMPANIES WHICH INVEST DIRECTLY IN PORTFOLIO SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A FUND OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY (THE "MASTER PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THAT OF THE FUND. THE FUND WILL INVEST IN THE MASTER PORTFOLIO WITHOUT INCURRING ANY SALES CHARGES. THE NET ASSET VALUE OF THE FUND WILL RESPOND TO INCREASES AND DECREASES IN THE VALUE OF THE MASTER PORTFOLIO'S SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. SEE "OTHER INVESTMENT PRACTICES AND CONSIDERATIONS--MASTER-FEEDER STRUCTURE" ON PAGE 16 FOR ADDITIONAL INFORMATION REGARDING THIS STRUCTURE.



This Prospectus describes two classes from which investors may choose. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Bank of America National Trust and Savings Association ("Bank of America" or the "investment adviser") serves as the Master Portfolio's investment adviser. Based in San Francisco, California, Bank of America and its affiliates have over $50 billion under management, including over $10 billion in mutual funds.


This Prospectus describes concisely the information about the Fund and the Company that you should know before investing. Please read it carefully and retain it for future reference.


More information about the Fund is contained in a Statement of Additional Information that has been filed with the Securities and Exchange Commission. To obtain a free copy, call 800-332-3863. The Statement of Additional Information, as it may be revised from time to time, is dated March __, 1996 and is incorporated by reference into this Prospectus.



Fund shares are not bank deposits or obligations of, or guaranteed or endorsed by, Bank of America or any of its affiliates and are not federally insured by, guaranteed by, obligations of or otherwise supported by the U. S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Fund involves investment risk, including the possible loss of principal.


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus is part of a Registration Statement that has been filed with the Securities and Exchange Commission in Washington, D.C. under the Securities Act of 1933.

No person has been authorized to give any information or to make any representations in connection with the offer of the Fund's shares, other than as contained in this Prospectus and the Fund's official sales literature. Therefore, other information and representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made.

                                    CONTENTS


EXPENSE SUMMARY..................................................................   5
FUND INVESTMENTS.................................................................   8
         INVESTMENT OBJECTIVE ...................................................   8
         TYPES OF INVESTMENTS ...................................................   8
         FUNDAMENTAL LIMITATIONS ................................................  11
         OTHER INVESTMENT PRACTICES AND CONSIDERATIONS...........................  11
SHAREHOLDER GUIDE................................................................  18
         HOW TO BUY SHARES.......................................................  18
                  WHAT IS MY MINIMUM INVESTMENT IN THE FUND?.....................  18
                  WHAT ALTERNATE SALES ARRANGEMENTS ARE AVAILABLE?...............  19
                  HOW ARE SHARES PRICED?.........................................  19
                  HOW DO I DECIDE WHICH CLASS OF SHARES TO BUY?..................  24
                  HOW CAN I BUY SHARES?..........................................  26
                  WHAT PRICE WILL I RECEIVE WHEN I BUY SHARES?...................  27
                  WHAT ELSE SHOULD I KNOW TO MAKE A PURCHASE?....................  28
         HOW TO SELL SHARES......................................................  28
                  HOW DO I REDEEM MY SHARES?.....................................  28
                  WHAT NAV WILL I RECEIVE FOR SHARES I WANT TO SELL?.............  30
                  WHAT KIND OF PAPERWORK IS INVOLVED IN
                   SELLING SHARES?...............................................  30
                  HOW QUICKLY CAN I RECEIVE MY REDEMPTION PROCEEDS?..............  31
                  DO I HAVE ANY REINSTATEMENT PRIVILEGES AFTER
                   I HAVE REDEEMED SHARES?.......................................  31
DIVIDEND AND DISTRIBUTION POLICIES...............................................  32
SHAREHOLDER SERVICES.............................................................  32
         CAN I USE THE FUND IN MY RETIREMENT PLAN?...............................  32
         CAN I EXCHANGE MY INVESTMENT FROM ONE FUND TO ANOTHER?..................  33
         WHAT IS TELETRADE?......................................................  34
         CAN I ARRANGE TO HAVE AUTOMATIC INVESTMENTS MADE ON A
            REGULAR BASIS?.......................................................  35
         WHAT IS DOLLAR COST AVERAGING AND HOW CAN I IMPLEMENT IT?...............  35
         CAN I ARRANGE PERIODIC WITHDRAWALS?.....................................  36
         CAN MY DIVIDENDS FROM THE FUND BE INVESTED
          IN OTHER FUNDS?........................................................  36
         IS THERE A SALARY DEDUCTION PLAN AVAILABLE?.............................  36
THE BUSINESS OF THE FUND.........................................................  37
         FUND MANAGEMENT.........................................................  37
                  EXPENSES.......................................................  37
                  SERVICE PROVIDERS..............................................  37
TAX INFORMATION..................................................................  40
MEASURING PERFORMANCE............................................................  42
DESCRIPTION OF SHARES............................................................  43
PLAN PAYMENTS....................................................................  44

--------------------------------------------------------------------------------
Distributor:                                Investment Adviser:
Concord Financial Group, Inc.               Bank of America National Trust and
3435 Stelzer Road                           Savings Association
Columbus, OH  43219                         555 California Street
                                            San Francisco, CA 94104
--------------------------------------------------------------------------------

                                 EXPENSE SUMMARY


SHAREHOLDER TRANSACTION EXPENSES are charges you pay when buying or selling shares of the Fund. The Fund offers two classes of shares. Class A shares are offered at net asset value plus an initial sales charge (see page 19 of the Prospectus for an explanation of net asset value per share) and are subject to a shareholder servicing fee. Class B shares are offered at net asset value without a sales charge but are subject to a contingent deferred sales charge plus distribution and shareholder servicing fees. Class B shares of the Fund held for 8 years will automatically convert to Class A shares of the Fund.



ANNUAL FUND OPERATING EXPENSES include payments by the Fund and payments by the Master Portfolio which are allocable to the Fund. Operating expenses include fees for portfolio management, maintenance of shareholder accounts, general administration, distribution (in the case of Class B shares only), shareholder servicing, accounting and other services.



Below is a summary of the shareholder transaction expenses imposed by the Fund for Class A and Class B shares and its estimated operating expenses (including the operating expenses of the Master Portfolio which are allocable to the Fund) for the first twelve months of operations. A hypothetical example based on the summary is also shown.



         SHAREHOLDER TRANSACTION EXPENSES                             Class A                    Class B
         --------------------------------                             -------                    -------
         Maximum Sales Load Imposed on Purchases
            (as a percentage of offering price)                        4.50%                      None
         Sales Load Imposed on Reinvested Dividends                    None                       None
         Maximum Contingent Deferred Sales Load
            (as a percentage of original purchase
            price or redemption proceeds, whichever
            is lower)                                                  None                       5.00%
         Redemption Fees                                               None                       None
         Exchange Fee                                                  None                       None
         ANNUAL FUND OPERATING EXPENSES
            (as a percentage of average net assets after
             expense reimbursements)
         Management Fees (after fee waivers)'                          0.75%                      0.75%
          12b-1 and Shareholder Service Fees*                          0.25%                      1.00%
          Other Expenses (after expense reimbursements)+               0.36%                      0.36%
          Total Operating Expenses                                     1.56%                      2.31%

--------

+ Management intends to waive fees and reimburse certain "Other Expenses" on behalf of the Fund so that "Total Operating Expenses" for the Fund (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) will not exceed 1.56% and 2.31% of the average net assets of the Fund's Class A and Class B shares, respectively, on an annual basis for the first twelve months of the Fund's operations. Absent expense reimbursement, management fees would be .95% of the average net assets, actual "Other Estimated Expenses" for the Fund's Class A and Class B shares for the fiscal year ended February 28, 1997 would be 1.20% and 1.20% of average net assets (annualized), respectively, and actual "Total Operating Expenses" for the Fund's Class A and Class B shares for the fiscal year ended February 28, 1997 would be 2.40% and 3.15% of average net assets (annualized), respectively.

* Includes distribution fees payable at the annual rate of 0.75% of the average daily net assets of the Fund's Class B shares, and shareholder service fees payable at the annual rate of 0.25% of the average daily net assets of the Fund's Class A and Class B shares.

      EXAMPLE: Assume the annual return is 5% and operating expenses are the same as those stated above. For every $1,000 you invest, here's how much you would have paid in total expenses if you closed your account after the number of years indicated:


                                         After 1 Yr           After 3 Yrs
                                         ----------           -----------
         Class A shares(1)                  $60                   $ 92
         Class B shares
         Assuming complete
           redemption at
           end of period(2)                 $73                   $102
         Assuming no redemption             $23                   $ 72



      (1) Assumes deduction at time of purchase of maximum applicable front-end sales charge. The total expenses you would have paid would be the same whether or not you completely redeemed your shares.



      (2) Assumes deduction at redemption of maximum applicable contingent deferred sales charge.



Note: The preceding operating expenses and example should not be considered a representation of future investment returns and operating expenses. The Fund and the Master Portfolio are new and the above figures are estimates for the first twelve months of operations only. Actual investment returns and operating expenses may be more or less than those shown.


                                 --------------

This expense information is provided to help you understand the expenses you would bear either directly (as with transaction expenses) or indirectly (as with annual operating expenses) as a Fund shareholder.

Management fees consist of:


      - an investment advisory fee payable at the annual rate of 0.75% of the Master Portfolio's average daily net assets; and



      - an administration fee payable at the annual rate of 0.15% of the Fund's average daily net assets and 0.05% of the Master Portfolio's average daily net assets.



Currently, the most restrictive expense limitation limits the Fund's aggregate annual expenses (including management fees and the Fund's pro rata share of such expenses of the Master Portfolio) to 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of the Fund's remaining average net assets.

The Board of Directors of the Company believes that the aggregate per share expenses of the Fund and the Master Portfolio in which the Fund's assets are invested will be less than or approximately equal to the expenses which the Fund would incur if the Company retained the services of an investment adviser for the Fund and the assets of the Fund were invested directly in the type of securities held by the Master Portfolio. Further, the Directors believe that the shareholders of the Fund will participate in the ownership of a larger portfolio of securities than could be achieved directly by the Fund. There can be no assurance, however, that such will be the case or that any economies of scale that might occur if other investors acquire shares of the Master Portfolio will be realized, inasmuch as the Company is not aware of any other potential investor in the Master Portfolio.



A Distribution Plan payment is made in the amount of 0.75% of the average daily net assets of the Fund's Class B shares. A shareholder service payment is made in the amount of 0.25% of the average daily net assets of the Fund's Class A and Class B shares. Because of the Distribution Plan payment paid by the Fund as shown in the above table, long-term Class B shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. For a further description of shareholder transaction expenses and the Fund's operating expenses, see the sections entitled "Shareholder Guide," "The Business of the Fund" and "Plan Payments" below.



The alternate sales arrangements permit you to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time you expect to hold the shares and other circumstances. You should determine whether under your particular circumstances it is more advantageous to incur an initial sales charge, or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to an annual distribution plan charge and a contingent deferred sales charge upon redemption within the first six years of investment. See the section entitled "How to Buy Shares" below.

                                FUND INVESTMENTS


INVESTMENT OBJECTIVE



The Pacific Horizon International Equity Fund seeks long-term capital growth by investing primarily in foreign equity securities. The Fund may be appropriate for investors who want to diversify their investments into foreign equity markets and who are prepared to accept the risks entailed in such investments. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund.



While the Master Portfolio strives to attain its investment objective, there can be no assurance that it will be able to do so.



Since the investment characteristics of the Fund will correspond to those of the Master Portfolio, the following is a discussion of the various investments of and techniques employed by the Master Portfolio.


TYPES OF INVESTMENTS


IN GENERAL. During normal market conditions, the Master Portfolio will invest at least 80% of its total assets in equity securities of companies that are domiciled or have their principal activities in countries outside the United States. Normally, the Master Portfolio will invest in equity securities of companies in at least three different foreign countries. The domicile or the location of the principal activities of a company will be the country under whose laws the company is organized, in which the principal trading market for the equity securities issued by the company is located, or in which the company has over half of its assets or derives over half of its revenues or profits. Equity securities in which the Master Portfolio may invest consist of common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase such securities.



The Master Portfolio may invest up to 20% of its total assets (at the time of purchase) in convertible bonds and debt securities. These debt obligations include U.S. Government and foreign government securities and corporate debt securities, including Samurai and Yankee bonds and Euro-bonds. The Master Portfolio will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Duff & Phelps Credit Co. ("D&P"), or Fitch Investors Service, Inc. ("Fitch"), or, if unrated, deemed by Bank of America to be of equivalent quality. Securities rated in the lowest category of investment grade, Baa by Moody's or BBB by S&P, D&P or Fitch may have speculative characteristics.



In the event that the rating of any security held by the Master Portfolio falls below the required rating, the Master Portfolio will not be obligated to dispose of such security and may continue to hold the security if, in the opinion of Bank of America, such investment is considered appropriate under the circumstances.



The Master Portfolio may also invest, without limitation, in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities evidencing ownership of underlying securities issued by foreign issuers. ADRs purchased for the Master Portfolio will be included as part of the 80% of assets in foreign equity securities. These securities may not necessarily be denominated in the same currency as the securities underlying the ADRs. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets.




During temporary defensive periods when Bank of America believes such a position is warranted by uncertain or unusual market conditions, the Master Portfolio may invest without limit in securities issued or guaranteed by the U.S. Government (and its agencies and instrumentalities), foreign or domestic money market instruments and investment grade debt securities, or may hold its assets in cash (U.S. dollars, foreign currencies or multinational currency units).


RISK FACTORS. Although investing in any mutual fund has certain inherent risks, an investment in the Fund may have even greater risks than investments in most other types of mutual funds. The Fund is not a complete investment program, and it may not be appropriate for an investor if he or she cannot bear financially the loss of at least a significant portion of his or her investment. The Fund's net asset value per share is subject to rapid and substantial changes because greater risk is assumed in seeking the Fund's objective.

RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.


Because the Master Portfolio will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Master Portfolio does not adequately hedge against such fluctuations, affect the value of securities in the Master Portfolio so far as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets and the regulatory control of the exchanges on which the currencies trade. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Costs are incurred in connection with conversions between various currencies.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to, or as uniform as, those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States. The Master Portfolio might have greater difficulty taking appropriate legal action in a foreign court than in a United States court.



The expense ratio of the Master Portfolio can be expected to be higher than that of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.



Interest and dividends payable on a Master Portfolio's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the net return to the Master Portfolios' shareholders. See "Tax Information."



ADDITIONAL INVESTMENTS. When not invested in the securities described above, the Master Portfolio may invest in other types of securities subject to the limitations described previously.



The Master Portfolio may purchase bank obligations including certificates of deposit and bankers' acceptances issued by domestic or foreign banks or financial institutions that have total assets of more than $2.5 billion. The Master Portfolio may also make interest-bearing savings deposits in commercial banks in amounts not exceeding 5% of its total assets.



Commercial paper rated in the top rating category by S&P, Moody's, D&P or Fitch and unrated commercial paper determined to be of comparable quality by Bank of America may also be purchased.



As noted above, the Master Portfolio may purchase obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of some of these agencies and instrumentalities, such as the Small Business Administration or the Maritime Administration, are backed by the full faith and credit of the U.S. Government; others, like the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, including the Student Loan Marketing Association, are backed solely by the issuer's credit. There is no assurance that the U.S. Government would support a U.S. Government-sponsored entity if it was not required to do so by law.

FUNDAMENTAL LIMITATIONS


The investment objective of the Fund and the Master Portfolio may not be changed without a vote by the holders of a majority of the outstanding shares of the Fund or of the outstanding interests of the Master Portfolio, respectively. Policies requiring such a vote to effect a change are known as "fundamental." Included in the Fund's and the Master Portfolio's fundamental investment limitations is the restriction that neither the Fund nor the Master Portfolio may borrow money for the purpose of obtaining investment leverage or issue senior securities (as defined in the Investment Company Act of 1940), provided that the Fund and the Master Portfolio may borrow from banks for temporary purposes and in an amount not exceeding 10% of the value of the total assets of the Fund or the Master Portfolio; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. This restriction shall not apply to (a) the sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase, or (b) transactions in currency, options, futures contracts and options on futures contracts, or forward commitment transactions.


A complete list of the fundamental investment limitations is set out in full in the Statement of Additional Information.

OTHER INVESTMENT PRACTICES AND CONSIDERATIONS


OPTIONS. The Master Portfolio may write covered put and call options and purchase put and call options on U.S. or foreign securities that are traded on United States and foreign securities exchanges and in over-the-counter markets.



Call options written by the Master Portfolio give the holder the right to buy the underlying security from the Master Portfolio at a stated exercise price upon exercising the option at any time prior to its expiration. A call option written by the Master Portfolio is "covered" if the Master Portfolio owns or has an absolute right (such as by conversion) to the underlying security covered by the call. A call option is also covered if the Master Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written if the difference is maintained by the Master Portfolio in cash, government securities or other high grade debt obligations in a segregated account with its custodian.



Put options written by the Master Portfolio give the holder the right to sell the underlying security to the Master Portfolio at a stated exercise price. A put option written by the Master Portfolio is "covered" if the Master Portfolio maintains cash or high grade debt obligations with a value equal to the exercise price in a segregated account with its custodian, or holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the purchaser of an option will generally reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and current interest rates.


The risks of transactions in options on foreign securities exchanges are similar to the risks of investing in foreign securities. In addition, a foreign exchange may impose different exercise and settlement terms and procedures and margin requirements than a U.S. exchange.



The Master Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Master Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option plus transaction costs. The Master Portfolio may purchase call options to hedge against an increase in the price of securities that the Master Portfolio anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Master Portfolio upon exercise of the option. Unless the price of the underlying security rises sufficiently, the call option may expire worthless to the Master Portfolio.



The Master Portfolio's options transactions will be limited as follows: a) not more than 5% of the total assets of the Master Portfolio may be invested in options; b) the obligations of the Master Portfolio under put options written by the Master Portfolio may not exceed 50% of the net assets of the Master Portfolio; and c) the aggregate premiums on all options purchased by the Master Portfolio may not exceed 25% of the net assets of the Master Portfolio.



The Master Portfolio may buy put and call options on various stock indices. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option.



OPTIONS ON FOREIGN CURRENCIES. The Master Portfolio may purchase and write put and call options on foreign currencies to increase the Fund's gross income and for the purpose of protecting against declines in the United States dollar value of foreign currency-denominated portfolio securities and against increases in the United States dollar cost of such securities to be acquired. As with other kinds of options, however, writing an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Master Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. Purchasing an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Master Portfolio's position, the Master Portfolio may forfeit the entire amount of the premium paid plus related transaction costs. Options on foreign currencies written or purchased by the Master Portfolio may be traded on United States and foreign exchanges or over-the-counter. There is no specific percentage limitation on the Master Portfolio's investments in options on foreign currencies.



STOCK INDEX, INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS. The Master Portfolio may purchase and sell stock index, interest rate and foreign currency futures contracts (as well as purchase related options) in an effort to hedge against changes in the value of securities that the Master Portfolio holds in its portfolio or which it intends to purchase, or as a substitute for purchasing or selling the underlying security. Such changes could occur as a result of market conditions or fluctuating currency exchange rates. These transactions will only be entered into when deemed appropriate by Bank of America to reduce the risks inherent in the management of the Master Portfolio.



The Master Portfolio may not purchase or sell a futures contract or purchase a related option unless immediately after any such transaction the sum of the aggregate amount of initial margin deposits on its existing futures positions and the amount of premiums paid for related options does not exceed 5% of the Master Portfolio's total assets (after taking into account certain technical adjustments).


More information regarding futures contracts and related options can be found in Appendix B to the Statement of Additional Information.


POTENTIAL RISKS OF OPTIONS AND FUTURES. The successful use of the foregoing investment techniques depends on the ability of Bank of America to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Master Portfolio may not achieve the anticipated benefits of futures contracts or options or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. The Master Portfolio's ability to dispose of its positions in futures contracts, options and forward contracts will depend on the availability of liquid markets in such instruments. Therefore, no assurance can be given that the Master Portfolio will be able to utilize these instruments effectively for the purposes set forth above. In order to prevent leverage in connection with the purchase of futures contracts or call options thereon by the Master Portfolio, an amount of cash, cash equivalents or liquid high grade debt securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the custodian. Furthermore, the Master Portfolio's ability to engage in options and futures transactions may be limited by tax considerations.



REPURCHASE AGREEMENTS. The Master Portfolio may buy securities subject to the seller's agreement to repurchase them at an agreed upon time and price. These transactions are known as repurchase agreements. The Master Portfolio will enter into repurchase agreements only with financial institutions (such as banks and broker-dealers) deemed creditworthy by Bank of America, under guidelines approved by the Master Portfolio's Board of Trustees. It is intended that such agreements will not have maturities longer than 60 days. During the term of any repurchase agreement, the seller must maintain the value of the securities subject to the agreement in an amount that is greater than the repurchase price. Bank of America then continually monitors that value. Nonetheless, should the seller default on its obligations under the agreement, the Master Portfolio would be exposed to possible loss due to adverse market action or delays connected with the disposition of the underlying obligations. Repurchase agreements are considered to be loans under the Investment Company Act of 1940 (the "1940 Act").


REVERSE REPURCHASE AGREEMENTS. The Master Portfolio may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements the Master Portfolio sells portfolio securities to financial institutions (such as banks and broker-dealers) and agrees to buy them back at an agreed upon time and price. When the Master Portfolio enters into a reverse repurchase agreement, it places in a separate custodial account either liquid assets or other high grade debt securities that have a value equal to or greater than the repurchase price. The account is then continuously monitored by Bank of America to make sure that an appropriate value is maintained. Reverse repurchase agreements involve the risk that the value of portfolio securities the Master Portfolio relinquishes may decline below the price the Master Portfolio must pay when the transaction closes. Reverse repurchase agreements are considered to be borrowings by the Master Portfolio under the 1940 Act. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Master Portfolio's outstanding shares. The Master Portfolio will only enter into reverse repurchase agreements to avoid the need to sell portfolio securities to meet redemption requests during unfavorable market conditions.



WHEN-ISSUED PURCHASES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. The Master Portfolio may purchase securities on a "when-issued" basis and purchase or sell securities on a "forward commitment" basis. Additionally, the Master Portfolio may purchase or sell securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by the Master Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Master Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement refers to a transaction in the secondary market that will settle some time in the future. These transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. The Master Portfolio will set aside in a segregated account cash or liquid securities equal to the amount of any when-issued, forward commitment or delayed settlement transactions. When-issued purchases, forward commitments and delayed settlements are not expected to exceed 25% of the Master Portfolio's total assets under normal circumstances. These transactions will not be entered into for speculative purposes, but primarily to hedge against anticipated changes in interest rates.



SECURITIES LENDING. In order to earn additional income, the Master Portfolio may lend its portfolio securities to financial institutions (such as banks and brokers) that Bank of America considers to be of good standing. Borrowers of portfolio securities may not be affiliated directly or indirectly with the Company or the Master Portfolio. If the financial institution should become bankrupt, however, the Master Portfolio could experience delays in recovering its securities. A securities loan will only be made when, in the judgment of Bank of America, the possible reward from the loan justifies the possible risks. In addition, such loans will not be made if, as a result, the value of securities loaned by the Master Portfolio exceeds 30% of its total assets. Securities loans will be fully collateralized.

INVESTMENT COMPANY SECURITIES. The Master Portfolio may acquire shares of open- and closed-end investment companies, including companies that invest in foreign issuers, subject to the requirements of applicable securities laws. No more than 10% of the value of the Master Portfolio's total assets will be invested in securities of other investment companies, with no more than 5% invested in the securities of any one investment company. In addition, the Master Portfolio may hold no more than 3% of the outstanding voting stock of any other investment company. Although these investment companies may have policies that differ from the Master Portfolio's policies, their management and other types of expenses will be similar to those borne by the Master Portfolio. When the Master Portfolio invests in another investment company, it pays a pro rata portion of that company's expenses. Such expenses are in addition to the expenses the Master Portfolio pays in connection with its own operations.



ILLIQUID SECURITIES. The Master Portfolio will not invest more than 15% of the value of its total assets (determined at the time of acquisition) in securities that are illiquid. If, after the time of acquisition, events cause this limit to be exceeded, the Master Portfolio will take steps to reduce the aggregate amount of illiquid securities as soon as is reasonably practicable. The Master Portfolio intends that investments in securities that are not registered under the Securities Act of 1933 but may be purchased by institutional buyers under Rule 144A and for which a liquid trading market exists as determined by the Board of Trustees or Bank of America (pursuant to guidelines adopted by the Board), will not be subject to the Master Portfolio's 15% limitation on illiquid securities.



PORTFOLIO TRANSACTIONS. Investment decisions for the Master Portfolio are made independently from those for other investment companies and accounts managed by Bank of America and its affiliated entities. Such other investment companies and accounts may also invest in the same securities as the Master Portfolio. When a purchase or sale of the same security is made at substantially the same time on behalf of the Master Portfolio and another investment company or account, available investments or opportunities for sales will be equitably allocated pursuant to procedures of Bank of America. In some instances, this investment procedure may adversely affect the price paid or received by the Master Portfolio or the size of the position obtained or sold by the Master Portfolio.



From time to time, the Master Portfolio may pay brokerage commissions to an affiliate of the Fund's distributor on securities acquired by the Master Portfolio. In allocating purchase and sale orders for investment securities, Bank of America may consider the sale of Fund shares by broker-dealers and other financial institutions (including affiliates of Bank of America or the Fund's distributor to the extent permitted by law), provided it believes the quality of the transaction and the price to the Master Portfolio are not less favorable than what they would be with any other qualified firm.



PORTFOLIO TURNOVER. The Master Portfolio's investment practices may result in portfolio turnover greater than that of other mutual fund portfolios. Turnover may require payment of brokerage commissions, impose other transaction costs and could increase substantially the amount of income received by the Master Portfolio that constitutes taxable capital gains. To the extent capital gains are realized, distributions from those gains may be ordinary income for federal tax purposes (see "Tax Information"). The Master Portfolio's portfolio turnover rate is not expected to exceed 75%, although portfolio turnover will not be a limiting factor in making investment decisions for the Fund.


MASTER-FEEDER STRUCTURE. The Fund is an open-end investment portfolio that seeks to achieve its investment objective by investing all of its investable assets in the Master Portfolio which has the same investment objective. The Fund may withdraw its investment in the Master Portfolio at any time if the Board of Directors of the Company determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Directors would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Master Portfolio. See "Expense Summary," "Fund Investments" and "Fund Management" for a description of this investment objective and the investment policies, restrictions, management and expenses of the Fund and the Master Portfolio.



The Master Portfolio is a separate series of Master Investment Trust, Series I (the "Master Trust"), which is organized as a business trust under the laws of Delaware. The Fund and other entities that may invest in the Master Portfolio from time to time (e.g., other investment companies and commingled trust funds) will each be liable for all obligations of the Master Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Master Portfolio itself is unable to meet its obligations. Accordingly, the Company's Board of Directors believes that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Master Portfolio. As stated above, the investment objective of the Fund and the Master Portfolio is a fundamental policy and may not be changed, in the case of the Fund, without the vote of its shareholders or, in the case of the Master Portfolio, without the vote of its interestholders. Whenever the Fund is requested to vote on matters pertaining to the investment objective or a fundamental policy of the Master Portfolio, the Fund will hold a meeting of its shareholders and will cast its vote in the same proportion as the votes cast by the Fund's shareholders. The Fund will vote any shares for which it receives no voting instructions in the same proportion as the shares for which it does receive voting instructions. As with any mutual fund, other investors in the Master Portfolio could control the results of voting at the Master Portfolio level in certain instances (e.g. a change in fundamental policies by the Master Portfolio which was not approved by the Fund's shareholders). This could result in the Fund's withdrawal of its investment in the Master Portfolio, and in increased costs and expenses for the Fund. Further, the withdrawal of other entities that may from time to time invest in the Master Portfolio could have an adverse effect on the performance of the Master Portfolio and the Fund, such as decreased economies of scale and increased per share operating expenses. In addition, the total withdrawal by another investment company as an investor in the Master Portfolio will cause the Master Portfolio to terminate automatically in 120 days unless the Fund and any other investors in the Master Portfolio unanimously agree to continue the business of the Master Portfolio. If unanimous agreement is not reached to continue the Master Portfolio, the Board of Directors of the Company would need to consider alternative arrangements for the Fund, such as those described above. The policy of the Fund, and other similar investment companies, to invest their investable assets in trusts such as the Master Portfolio is a relatively recent development in the mutual fund industry and, consequently, there is a lack of substantial experience with the operation of this policy.


There may also be other investment companies through which you can invest in the Master Portfolio which may have higher or lower fees and expenses than those of the Fund and which may therefore have different performance results than the Fund. Information concerning whether an investment in the Master Portfolio may be available through another entity investing in the Master Portfolio may be obtained by calling 800-332-3863.

                                SHAREHOLDER GUIDE
               THE FOLLOWING SECTION WILL PROVIDE YOU WITH ANSWERS
               TO SOME OF THE MOST OFTEN-ASKED QUESTIONS REGARDING
    BUYING AND SELLING THE FUND'S SHARES AND REGARDING THE FUND'S DIVIDENDS.



HOW TO BUY SHARES


WHAT IS MY MINIMUM INVESTMENT IN THE FUND?


Generally, there is a minimum investment requirement of $500 for initial purchases and $50 for subsequent purchases, although these amounts may be altered in certain circumstances as shown below.


               INVESTMENT MINIMUMS FOR SPECIFIC TYPES OF ACCOUNTS


                                                               INITIAL INVESTMENT                 SUBSEQUENT INVESTMENT
                                                               ------------------                 ---------------------
REGULAR ACCOUNT                                                     $  500(*)                              $50

AUTOMATIC INVESTMENT PLAN                                           $   50                                 $50

IRAS, SEP-IRAS (ONE PARTICIPANT)                                    $  500                             No minimum

SPOUSAL IRAS(**)                                                    $  250                             No minimum

SEP-IRAs                                                            $2,500                             No minimum
(more than one participant)



(*) The minimum investment is $100 for purchases made through Bank of America's trust and agency accounts or a Service Organization (defined below) whose clients have made aggregate minimum purchases of $1,000,000. The minimum investment is $200 for BankAmericard holders with an appropriate award certificate from BankAmeriChoice Program.


(**) A regular IRA must be opened in conjunction with this account.

WHAT ALTERNATIVE SALES ARRANGEMENTS ARE AVAILABLE?



The Fund issues two classes of shares. Class A shares are sold to investors choosing the initial sales charge alternative, and Class B shares are sold to investors choosing the deferred sales charge alternative. The two classes of shares each represent interests in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that Class A shares bear the expenses of a Shareholder Service Plan and Class B shares bear the expenses of the Distribution and Services Plan and the deferred sales charge arrangements and any expenses resulting from such arrangements and have exclusive voting rights with respect to the distribution and service plan. The two classes also have different exchange privileges, as described below. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by the amount of the distribution and services plan fees attributable to Class B shares and the incremental expenses associated with such plan.


HOW ARE SHARES PRICED?


Shares are purchased at their public offering price, which is based upon each class' net asset value per share plus a front-end sales load on Class A shares. Each class calculates its net asset value ("NAV") as follows:



NAV = (Value of Assets Attributable to the Class) - (Liabilities Attributable to the Class)
      -------------------------------------------------------------------------------------
                            Number of Outstanding Shares of the Class



Net asset value is determined as of the end of regular trading hours on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) on days the Exchange is open.



The Master Portfolio's investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by the Master Portfolio pursuant to procedures adopted by the Master Portfolio's Board of Trustees. Short-term debt securities are valued at amortized cost, which approximates market value. Trading in foreign securities is generally completed prior to the end of regular trading on the Exchange. Trading may occur in foreign securities, however, on Saturdays and U.S. holidays and at other times when the Exchange is closed. As a result, there may be delays in reflecting changes in the market values of foreign securities in the calculation of the net asset value per share of the Master Portfolio on days when net asset value is not calculated and on which shareholders of the Fund cannot redeem due to changes in values of securities traded in foreign markets. For further information about valuing securities, see the Statement of Additional Information. For price and yield information call (800) 346-2087.



The per share net asset values of Class A and Class B shares will diverge due to the different distribution and other expenses borne by the classes.

CLASS A SHARES SALES LOAD. Except as noted below in the paragraph following the chart, the front-end sales load ("front-end sales load," "sales load" or "sales charge") for the Class A shares of the Fund begins at 4.50% and may decrease as the amount you invest increases, as shown in the following chart:



Amount of Transaction                                    As a % of              As a % of               Dealer's
                                                         offering               net asset              Reallowance
                                                           price                  value                 as a % of
                                                                                                     offering price*
Less than $100,000                                          4.50                   4.71                    4.00
$100,000 but less than $250,000                             3.75                   3.90                    3.35
$250,000 but less than $500,000                             2.50                   2.56                    2.20
$500,000 but less than $750,000                             2.00                   2.04                    1.75
$750,000 but less than $3,000,000                           1.00                   1.01                    0.90
$3,000,000 or more                                          0.00                   0.00                    0.00


*Dealer's reallowance may be changed periodically.


From time to time, the Fund's distributor will make or allow additional payments or promotional incentives in the form of cash or other compensation such as trips to sales seminars, tickets to sporting and other entertainment events and gifts of merchandise to firms that sell shares of the Fund.



CLASS B SHARES CONTINGENT DEFERRED SALES CHARGE. Class B shares are sold at net asset value per share without the imposition of a sales charge at the time of purchase. The Fund's distributor compensates broker-dealers that have entered into a selling agreement with the distributor from its own funds at the time the shares are purchased. The proceeds of the contingent deferred sales charges and the ongoing distribution and services plan fees described below are used to reimburse the Fund's distributor for its expenses, including the compensation of broker-dealers.



Class B shares that are redeemed within 6 years of purchase are subject to the contingent deferred sales charge at the rates set forth below, charged as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. Class B shares will convert to Class A shares on the first business day of the month following the eighth anniversary of the date of purchase unless the Class B shares have been exchanged for Pacific Horizon shares of the Pacific Horizon Prime Fund.

                                                               Contingent Deferred
                                                                      Sales Charge
Number of Years                                         (as a percentage of dollar
Elapsed Since Purchase*                                      amount to the charge)
Less than one.........................................                       5.0%

More than one, but less
  than two............................................                       4.0%

More than two, but less
  than three..........................................                       3.0%

More than three, but less
  than four...........................................                       3.0%

More than four, but less
  than five...........................................                       2.0%

More than five, but less
  than six............................................                       1.0%

After six years ......................................                       None

--------------

* The time period during which Pacific Horizon shares of the Pacific Horizon Prime Fund acquired through an exchange are held is not included when the amount of the contingent deferred sales charge is calculated.



In determining whether a contingent deferred sales charge is applicable to a redemption of Class B shares, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing Class B shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of your holdings of Class B shares above the total amount of payments for the purchase of Class B shares during the preceding 6 years; then of amounts representing the cost of Class B shares held beyond the applicable contingent deferred sales charge period; and finally, of amounts representing the cost of the Class B shares held for the longest period of time.



As an example, assume that you purchased 100 shares at $10 per share (at a cost of $1,000), that you have not exchanged for Pacific Horizon shares of the Pacific Horizon Prime Fund, that in the third year after purchase the net asset value per share is $12, and that during the three-year period you had acquired 10 additional shares through dividend reinvestment. If at such time you make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.00% (the applicable rate in the third year after purchase).

WHEN NO FRONT-END SALES LOAD IS APPLIED. You pay no front-end sales load on the following types of transactions:


- reinvestment of dividends or distributions;

- corporate/business retirement plans (such as 401(k), 403(b)(7), 457 and Keogh accounts) sponsored by the Fund's administrator;


- employer-sponsored employee pension or retirement plans making direct investments in the Fund other than 403(b) plans; provided that 403(b) plans invested in the Fund as of _____ may continue to invest on a no-load basis;



- any purchase of shares by an investment adviser regulated by federal or state governmental authority when the investment adviser is purchasing shares for its own account or for an account for which it is authorized to make investment decisions (i.e., a discretionary account) other than purchases for 403(b) plans, provided that investment advisers who have invested 403(b) plans in the Fund on behalf of existing and new clients as of __________ may continue to invest on a no-load basis;


- accounts opened by a bank, trust company or thrift institution, acting as a fiduciary, provided appropriate notification of such status is given at the time of investment;





- any purchase of shares by clients of The Private Bank of America Illinois or by Private Banking clients of Seattle-First National Bank or by or on behalf of agency accounts administered by any bank or trust company affiliate of Bank of America;


- any purchase of shares through a discount broker-dealer that imposes a transaction charge with respect to such purchase, provided you were the beneficial owner of shares of the Fund (or any other fund in the Pacific Horizon Family of Funds) prior to July 1, 1992, so long as your account remains open on the Company's books;

- any purchase of shares, provided you were the beneficial owner of shares of the Fund (or any other fund in the Pacific Horizon Family of Funds) before April 20, 1987, so long as your account remains open on the Company's books;

- any purchase of shares, provided you were the beneficial owner of shares of Bunker Hill Income Securities, Inc. on the date of its reorganization into the Pacific Horizon Corporate Bond Fund, so long as your account remains open on the Company's books;

- any purchase of shares pursuant to the Reinstatement Privilege described below; and

- any purchase of shares pursuant to the Directed Distribution Plan described below.

Additionally, some individuals are not required to pay a front-end sales load when purchasing Fund shares, including:

-  members of the Company's Board of Directors;


- U.S. - based employees and retirees (including employees who are U.S. citizens but work abroad and retirees who are U.S. citizens but worked abroad) of Bank of America or any of its affiliates, and their parents, spouses and minor children, as well as members of the Board of Directors of Bank of America or any of its affiliates;



- registered representatives or full-time employees of broker-dealers having agreements with the Fund's distributor pertaining to the sale of Fund shares (and their spouses and minor children) to the extent permitted by such organizations;



- former full-time employees (and retirees) of Security Pacific Corporation (or any of its subsidiaries) and the surviving spouses and minor children of such employees (and retirees), provided they were the beneficial owner of shares of the Fund (or any other fund in the Pacific Horizon Family of Funds) prior to July 1, 1992, so long as their account remains open on the Company's books;



- Holders of the BankAmericard with an appropriate award certificate from the BankAmeriChoice Program (initial award only; a sales load will apply to subsequent purchases).



WHEN NO CONTINGENT DEFERRED SALES CHARGE IS APPLIED. To receive one of the first three exemptions listed below, you must explain the status of your redemption at the time you redeem your shares. The contingent deferred sales charge with respect to Class B shares is not charged on (1) exchanges described under "Shareholder Services - Can I Exchange My Investment From One Fund to Another?;"
(2) redemptions in connection with minimum required distributions from IRA accounts due to the shareholders reaching age 70-1/2; (3) redemptions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code); and (4) involuntary redemptions as a result of an account's net asset value remaining below $500 after sixty days' written notice. In addition, no contingent deferred sales charge is charged on shares acquired through the reinvestment of dividends or distributions.



RIGHTS OF ACCUMULATION. When buying Class A shares in Pacific Horizon Funds, your current aggregate investment determines the sales load that you pay. Your current aggregate investment is the accumulated combination of your immediate investment along with the shares that you beneficially own in any Pacific Horizon Fund on which you paid a sales load (including shares that carry no sales load but were obtained through an exchange and can be traced back to shares that were acquired with a sales load).



To qualify for a reduced sales load on Class A shares, you or your Service Organization (which is an institution such as a bank or broker-dealer that has entered into a selling and/or servicing agreement with the Fund's distributor) must notify the Fund's transfer agent at the time of investment that a quantity discount is applicable. Use of this service is subject to a check of appropriate records, after which you will receive the lowest applicable sales charge. If you want to participate you can so indicate on your Account Application or make a subsequent written request to the Transfer Agent.


Example: Suppose you beneficially own Class A shares carrying a sales load of the Fund, the Pacific Horizon California Tax-Exempt Bond Fund, the Pacific Horizon U.S. Government Securities Fund, the Pacific Horizon Capital Income Fund and shares of the Company's money market funds that can be traced back to the purchase of shares carrying a sales load (or any combination thereof) with an aggregate current value of $90,000. If you subsequently purchase additional Class A shares carrying a sales load of the Fund with a current value of $10,000, the sales load applicable to the subsequent purchase would be reduced to 3.75% of the offering price.



LETTER OF INTENT. You may also obtain a reduced sales charge on Class A shares by means of a written Letter of Intent, which expresses your non-binding commitment to invest in the aggregate $100,000 or more in shares of any Pacific Horizon Fund within a period of 13 months, beginning up to 90 days prior to the date of the Letter's execution. Class A shares carrying a sales load purchased during that period count as a credit toward completion of the Letter of Intent. Any investments you make during the period receive the discounted sales load based on the full amount of your investment commitment. When your commitment is fulfilled, an adjustment will be made to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to the submission of your Letter of Intent.


While signing a Letter of Intent does not bind you to purchase, or the Company to sell, the full amount indicated at the sales load in effect at the time of signing, you must complete the intended purchase to obtain the reduced sales load. When you sign a Letter of Intent, the Company holds in escrow shares purchased by you in an amount equal to 5% of the total amount of your commitment. After you fulfill the terms of the Letter of Intent, the escrow will be released.

If your aggregate investment exceeds the amount indicated in your Letter of Intent, you will receive an adjustment which reflects the further reduced sales load applicable to your excess investment. It will be in the form of additional shares credited to your account at the then current offering price applicable to a single purchase of the total amount of the total purchase.

If your aggregate investment is less than the amount you committed, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent will redeem an appropriate number of shares held in escrow to realize the difference.

If you would like to participate, complete the Letter of Intent on your Account Application. If you have any questions regarding the Letter of Intent, call 800-332-3863. Please read it carefully, as you will be bound by its terms.

HOW DO I DECIDE WHICH CLASS OF SHARES TO BUY?



The alternative sales arrangements of the Fund permits you to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time you expect to hold the shares and other relevant circumstances. You should determine whether under your particular circumstances it is more advantageous to incur an initial sales charge and an ongoing shareholder service plan fee or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to a contingent deferred sales charge and ongoing distribution and services plan fees.



As an illustration, investors who qualify for a significantly reduced sales load, as described above, might elect the initial sales charge alternative (Class A shares) because similar sales charge reductions are not available for purchases under the contingent deferred sales charge alternative (Class B shares). Moreover, Class A shares would not be subject to ongoing distribution and services plan fees, as described below. However, because initial sales charges are deducted at the time of purchase, such investors who pay an initial sales charge would not have all their funds invested initially. The Company will not accept any order for Class B shares from an investor who is eligible to purchase Class A shares without a sales load.



Investors not qualifying for a reduced initial sales charge who expect to maintain their investment in the Fund for an extended period of time might also elect the initial sales charge alternative because over time the accumulated continuing distribution and services plan fees related to Class B shares may exceed the initial sales charge and ongoing shareholder service fees related to Class A shares. However, such investors must weigh this consideration against the fact that not all their funds will be invested initially. Furthermore, the ongoing distribution and services plan fees may be offset to the extent any return is realized on the additional funds initially invested under the contingent deferred sales charge alternative.



Certain investors might determine it to be more advantageous to have all their funds invested initially in Class B shares, although subject to continuing distribution and services plan fees, and to a contingent deferred sales charge for a 6-year period of time.

HOW CAN I BUY SHARES?

The chart below provides more information regarding some of the different methods for investing in the Fund.

                                  TO BUY SHARES


                                               OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------

      THROUGH BANK OF AMERICA, YOUR BROKER OR ANOTHER SERVICE ORGANIZATION
      (ORDERS ARE NOT EFFECTIVE UNTIL RECEIVED BY THE FUND'S TRANSFER AGENT)
                                               Contact them directly                 Contact them directly
                                               for instructions.                     for instructions.
------------------------------------------------------------------------------------------------------------
                                                  THROUGH THE DISTRIBUTOR
                         (IF YOU ARE OR WILL BE THE SHAREHOLDER OF RECORD ON THE COMPANY'S BOOKS)
BY MAIL                                        Complete Account                      Mail all subsequent
                                               Application and mail                  investments to:
                                               it with a check
                                               (payable to Pacific                   Pacific Horizon Funds,
                                               Horizon International                 Inc.
                                               Equity Fund) to the                   File No. 54634
                                               address on the Account                Los Angeles, CA 90074-
                                               Application.                          4634
------------------------------------------------------------------------------------------------------------

IN PERSON                                      Deliver Account                       Deliver your payment
                                               Application and your                  directly to the address
BISYS Fund Services Ohio,                      payment directly to                   on the left.
Inc.                                           the address on the
3435 Stelzer Road                              left.
Columbus, OH  43219 -
3035
------------------------------------------------------------------------------------------------------------

BY WIRE                                        Initial purchases of                  Contact the Fund's
                                               shares into a new                     transfer agent at 800-
                                               account may not be                    346-2087 for wiring
                                               made by wire.                         instructions.

                                                                                     Instruct your bank
                                                                                     to transmit
                                                                                     immediately
                                                                                     available funds for
                                                                                     purchase of Fund
                                                                                     shares in your name.

                                                                                     Be sure to include
                                                                                     your name and your
                                                                                     Fund account number.

                                               Consult your bank for information on remitting
                                               funds by wire and any associated bank charges.
------------------------------------------------------------------------------------------------------------

                                  TO BUY SHARES


-------------------------------------------------------------------------------------------------------------
                                               OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
BY TELETRADE                                   TeleTrade Privileges                  Purchases may be
(a service permitting                          may not be used to                    made in the minimum
transfers of money from                        make an initial                       amount of $500 and the
your checking, NOW or bank                     purchase.                             maximum amount of
money market account)                                                                $50,000 per transaction
                                                                                     as soon as appropriate
                                                                                     information regarding
                                                                                     your bank account has
                                                                                     been established on your
                                                                                     Fund account. This
                                                                                     information may be
                                                                                     provided on the Account
                                                                                     Application or in a
                                                                                     signature guaranteed
                                                                                     letter of instruction to
                                                                                     the Transfer Agent.
                                                                                     Signature guarantees are
                                                                                     discussed under "How to
                                                                                     Sell Shares."

                                                                                     Call 800-346-2087 to make
                                                                                     your purchase.

                                               You should refer to the "Shareholder Services" section for additional important information about the TeleTrade Privilege.



      YOU MAY USE OTHER INVESTMENT OPTIONS, INCLUDING AUTOMATIC INVESTMENTS
                 AND EXCHANGES, TO INVEST IN YOUR FUND ACCOUNT.
         PLEASE REFER TO THE SECTION ENTITLED "SHAREHOLDER SERVICES" FOR
                                MORE INFORMATION.


WHAT PRICE WILL I RECEIVE WHEN I BUY SHARES?


Your shares will be purchased at the Fund's public offering price calculated at the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) after your purchase order is received in proper form by the Fund's transfer agent, BISYS Fund Services Ohio, Inc. (the "Transfer Agent"), at its Columbus office.



If you purchase shares through Bank of America, your broker or another Service Organization, the entity involved is responsible for transmitting your order and required funds to the Transfer Agent on a timely basis in accordance with the procedures in this Prospectus. Share purchases (and redemptions) executed through Bank of America or a Service Organization are executed only on days on which the particular institution and the Fund are open for business. Purchase orders received by a Service Organization in proper form by 4:00 p.m. Eastern time on a business day will be effected at the public offering price calculated at 4:00 p.m. Eastern time on that day, if the Service Organization transmits your order to the Transfer Agent by the end of its business day. Except as provided in the following two sentences, if the order is not received in proper form by a Service Organization by 4:00 p.m. Eastern time or not received by the Transfer Agent by the close of its business day, the order will be based upon the next determined purchase price. The Company may from time to time in its sole discretion appoint one or more entities as the Fund's agent to receive irrevocable purchase and redemption orders and to transmit them on a net basis to the Transfer Agent. In these instances orders received by the entity by 4:00 p.m. Eastern time on a business day will be effected as of 4:00 p.m. Eastern time that day if the order is actually received by the Transfer Agent not later than the next business morning accompanied by payment in federal funds.


WHAT ELSE SHOULD I KNOW TO MAKE A PURCHASE?


You must specify at the time of investment whether you are purchasing Class A or Class B shares.


Federal regulations require you to provide a certified taxpayer identification number upon opening or reopening an account.

If your check used for investment does not clear, a fee may be imposed by the Transfer Agent. All payments should be in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. Please remember that the Company reserves the right to reject any purchase order.

You should note that Bank of America, Service Organizations and registered investment advisers may charge a separate fee or transaction charge to their clients for providing them with administrative services related to their investment in Fund shares. These fees could constitute a substantial portion of smaller accounts and may not be in an investor's best interest. Bank of America and Service Organizations may also impose minimum customer account and other requirements in addition to those imposed by the Fund. If you purchase or redeem shares directly from the Fund, you may do so without incurring any charges other than those described in this Prospectus.


HOW TO SELL SHARES


HOW DO I REDEEM MY SHARES?

Pacific Horizon Funds, Inc. makes it easy to sell, or "redeem," shares. The Fund imposes no charge when you redeem shares. The value of the shares you redeem may be more or less than your cost, depending on the Fund's current net asset value.

If you purchased your shares through an account at Bank of America, your Broker or another Service Organization, you may redeem all or part of your shares in accordance with the instructions pertaining to that account. If you are also the shareholder of record on the Company's books, you may redeem shares in accordance with the procedures described in the chart below as well as those of your account. To use the redemption methods described below, you must arrange with Bank of America or your Service Organization for delivery of the required application(s) to the Transfer Agent.

                                 TO SELL SHARES

      THROUGH BANK OF AMERICA, YOUR BROKER OR ANOTHER SERVICE ORGANIZATION
        (ORDERS ARE NOT EFFECTIVE UNTIL RECEIVED BY THE TRANSFER AGENT)

                     Contact them directly for instructions.

                             THROUGH THE DISTRIBUTOR
           (IF YOU ARE A SHAREHOLDER OF RECORD ON THE COMPANY'S BOOKS)



BY MAIL

Pacific Horizon                   Send a signed, written request (each owner,
International                     including each joint owner, must sign) to the
Equity Fund                       Transfer Agent.
c/o Pacific Horizon
Funds, Inc., P.O.
Box 80221, Los
Angeles, California
90080 - 9909
--------------------------------------------------------------------------------

IN PERSON

BISYS Fund                        Deliver your signed, written request (each
Services Ohio, Inc.               owner, including each joint owner, must sign)
3435 Stelzer Road                 to the address on the left.
Columbus, OH
43219 - 3035
--------------------------------------------------------------------------------

BY WIRE As soon as appropriate information regarding your bank account has been established on your Fund account, you may write, telephone or telegraph redemption requests to the Transfer
                                  Agent, and redemption proceeds will be wired in federal funds to the commercial bank you have specified. Information regarding your bank account may be provided on the Account
                                  Application or in a signature guaranteed letter of instruction to the Transfer Agent.
                                  Signature guarantee requirements are discussed in the section entitled "What Kind Of
                                  Paperwork Is Involved In Selling Shares?".

                                  Redemption proceeds will normally be wired the business day after your request and any other necessary documents have been received by the Transfer Agent.

                                  Wire Privileges apply automatically unless you indicate on the Account Application or in a subsequent written notice to the Transfer
                                  Agent that you do not wish to have them.

                                  Requests must be for at least $1,000 and may be subject to limits on frequency and amount.

                                  Wire Privileges may be modified or suspended at any time, and are not available for shares issued in certificate form.

                                  Contact your bank for information on any charges imposed by the bank in connection with receipt of redemptions by wire.

                                 TO SELL SHARES

BY TELETRADE                      You may redeem Fund shares (minimum of $500
(a service                        and maximum of $50,000 per transaction) by
permitting                        telephone after appropriate information
transfers of money                regarding your bank account has been
to your checking,                 established on your Fund account.  This
NOW or bank money                 information may be provided on the Account
market account)                   Application or in a signature guaranteed
                                  letter of instruction to the Transfer Agent.
                                  Signature guarantee requirements are discussed
                                  in the section entitled "What Kind Of
                                  Paperwork Is Involved In Selling Shares?".

                                  Redemption orders may be placed by calling
                                  800-346-2087.

                                  TeleTrade Privileges apply automatically unless you indicate on the Account Application or in a subsequent written notice to the Transfer Agent that you do not wish to have them.

                                  You should refer to the "Shareholder Services" section for additional important information about the TeleTrade Privilege.


                OTHER REDEMPTION OPTIONS, INCLUDING EXCHANGES AND
           AUTOMATIC WITHDRAWALS, ARE ALSO AVAILABLE. PLEASE REFER TO
        THE SECTION ENTITLED "SHAREHOLDER SERVICES" FOR MORE INFORMATION.



WHAT NAV WILL I RECEIVE FOR SHARES I WANT TO SELL?



Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Transfer Agent at its Columbus office. Although the Fund itself imposes no charge when Class A shares are redeemed, if you purchase shares through Bank of America or a Service Organization, they may charge a fee for providing certain services in connection with investments in Fund shares.



When you redeem your Class B shares within 6 years of purchase (or longer if your shares have been exchanged for Pacific Horizon shares of the Pacific Horizon Prime Fund), you may be subject to a contingent deferred sales charge as described above.



The Company reserves the right to redeem accounts (other than IRA and non-working spousal IRA accounts) involuntarily if, after sixty days' written notice, the account's net asset value remains below a $500 minimum balance. The contingent deferred sales charge will not be imposed upon such involuntary redemptions.

WHAT KIND OF PAPERWORK IS INVOLVED IN SELLING SHARES?


Redemption requests must be signed by each shareholder, including each joint owner. When redeeming shares, you should indicate whether you are redeeming Class A or Class B shares. If you own both Class A and Class B shares of the Fund, Class A shares will be redeemed first unless you request otherwise. Certain types of redemption requests will need to include a signature guarantee. Signature guarantees must accompany redemption requests for (i) an amount in excess of $50,000 per day, (ii) any amount if the redemption proceeds are to be sent somewhere other than the address of record on the Company's books, or (iii) an amount of $50,000 or less if the address of record has not been on the Company's books for sixty days.


You may obtain a signature guarantee from: (i) a bank which is a member of the FDIC; (ii) a trust company; (iii) a member firm of a national securities exchange; or (iv) another eligible guarantor institution. Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature Guaranteed." The Transfer Agent will not accept guarantees from notaries public.

HOW QUICKLY CAN I RECEIVE MY REDEMPTION PROCEEDS?


The Company will make payment for all shares redeemed after the Transfer Agent receives a request in proper form, except as provided by the rules of the Securities and Exchange Commission. If the shares to be redeemed have been purchased by check or by TeleTrade, the Company will, upon the clearance of the purchase check or TeleTrade payment, mail the redemption proceeds within seven business days. This does not apply to situations where the Fund receives payment in cash or immediately available funds for the purchase of shares.


Bank of America and the Service Organizations are responsible for transmitting redemption orders and crediting their customers' accounts with redemption proceeds on a timely basis.

DO I HAVE ANY REINSTATEMENT PRIVILEGES AFTER I HAVE REDEEMED SHARES?


You may reinvest all or any portion of your redemption proceeds in shares of the Fund , in shares of the same class of the Fund out of which you redeemed, in like shares of another Fund in the Pacific Horizon Family of Funds or in like shares of any investment portfolio of Time Horizon Funds (a "Time Horizon Fund"), an open-end investment company managed by Bank of America, within 90 days of your redemption trade date without paying a sales load. Upon such a reinvestment, the Fund's distributor will credit to your account any contingent deferred sales charge imposed on any redeemed Class B shares or any Pacific Horizon shares of the Pacific Horizon Prime Fund. Shares so reinvested will be purchased at a price equal to the net asset value next determined after the Transfer Agent receives a reinstatement request and payment in proper form.

If you wish to use this Privilege, you must submit a written reinstatement request to the Transfer Agent stating that you are eligible to use the Privilege. The reinstatement request and payment must be received within 90 days of the trade date of the redemption. Currently, there are no restrictions on the number of times you may use this Privilege.

Generally, exercising the Reinstatement Privilege will not affect the character of any gain or loss realized on redemption for federal income tax purposes. However, if a redemption results in a loss, the reinstatement may result in the loss being disallowed under IRS "wash sale" rules.

                       DIVIDEND AND DISTRIBUTION POLICIES


Shareholders of the Fund are entitled to dividends and distributions arising from the net investment income and net realized gains, if any, earned on investments in the Master Portfolio which are allocable to the Fund. The Fund's net income and net realized capital gains (if any) are distributed at least annually. Distributions are paid within five business days after the end of the year.



You will automatically receive dividends and capital gain distributions in additional shares of the same class of shares of the Fund for which the dividend was declared without a sales load unless you: (i) elect in writing to receive payment in cash; or (ii) elect to participate in the Directed Distribution Plan described in the section entitled "Can My Dividends From A Fund Be Invested In Other Funds?"



To elect to receive payment in cash, or to revoke such election, you must do so in writing to the Transfer Agent, at P.O. Box 80221, Los Angeles, California 90080-9909. The election or revocation will become effective with respect to dividends paid after it is received by the Transfer Agent.


                              SHAREHOLDER SERVICES

  PACIFIC HORIZON FUNDS, INC. PROVIDES A VARIETY OF WAYS TO MAKE MANAGING YOUR
                          INVESTMENTS MORE CONVENIENT.



Some or all of the following services and privileges as well as others described in this Prospectus may not be available for, or may have different conditions imposed on them than as described in this Prospectus with respect to, certain clients of Bank of America and particular Service Organizations. Consult these entities for more information.

                    CAN I USE THE FUND IN MY RETIREMENT PLAN?



The Company makes available Individual Retirement Accounts ("IRAs"), including IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and IRA "Rollover Accounts."


YOUR INVESTMENTS GROW TAX DEFERRED UNTIL WITHDRAWAL AT RETIREMENT AND IN MANY CASES THE INITIAL INVESTMENT IS TAX DEDUCTIBLE.


The contingent deferred sales charge with respect to Class B shares will not be charged on redemptions in connection with minimum required distributions from an IRA due to the shareholders' having reached age 70-1/2. For details, contact the Fund's distributor at 800- 332-3863. Investors should also read the IRA Disclosure Statement and the Bank Custodial Agreement for further details on eligibility, service fees and tax implications, and should consult their tax advisers.



                      CAN I EXCHANGE MY INVESTMENT FROM ONE
                                FUND TO ANOTHER?



As a shareholder, you have the privilege of exchanging your shares for: shares of another Pacific Horizon Fund , or like shares of any Time Horizon Fund, provided that such other shares may be legally sold in your state of residence. Specifically, Class A shares may be exchanged for other Class A shares and Class B shares may be exchanged for other Class B shares. NO ADDITIONAL SALES LOAD WILL BE INCURRED WHEN EXCHANGING CLASS A SHARES PURCHASED WITH A SALES LOAD FOR CLASS A SHARES OF ANOTHER LOAD FUND OF THE COMPANY OR TIME HORIZON FUNDS. CLASS A AND CLASS B SHARES MAY BE EXCHANGED FOR OTHER CLASS A AND CLASS B SHARES, RESPECTIVELY, OR FOR PACIFIC HORIZON SHARES OF THE PACIFIC HORIZON PRIME FUND WITHOUT THE PAYMENT OF ANY CONTINGENT DEFERRED SALES CHARGE AT THE TIME THE EXCHANGE IS MADE. IN ADDITION, PACIFIC HORIZON SHARES OF THE PACIFIC HORIZON PRIME FUND THAT WERE ACQUIRED THROUGH AN EXCHANGE OF CLASS B SHARES, MAY BE EXCHANGED FOR CLASS B SHARES WITHOUT THE PAYMENT OF ANY CONTINGENT DEFERRED SALES CHARGE AT THE TIME THE EXCHANGE IS MADE. IN DETERMINING THE HOLDING PERIOD FOR CALCULATING THE CONTINGENT DEFERRED SALES CHARGE PAYABLE UPON REDEMPTION OF CLASS B SHARES, THE HOLDING PERIOD OF THE SHARES ORIGINALLY HELD WILL BE ADDED TO THE HOLDING PERIOD OF THE SHARES ACQUIRED THROUGH THE EXCHANGE UNLESS THE SHARES ACQUIRED THROUGH THE EXCHANGE ARE PACIFIC HORIZON SHARES OF THE PACIFIC HORIZON PRIME FUND. THE TIME PERIOD DURING WHICH PACIFIC HORIZON SHARES OF THE PACIFIC HORIZON PRIME FUND ACQUIRED THROUGH AN EXCHANGE ARE HELD IS NOT INCLUDED WHEN THE AMOUNT OF THE CONTINGENT DEFERRED SALES CHARGE IS CALCULATED.


An investment in the Fund automatically entitles you to use this Privilege, unless you indicate on the Account Application or in a subsequent letter to the Transfer Agent that you do not wish to use this Privilege.

Fund shares being exchanged must have a current value of at least $500 and are subject to the minimum initial investment requirements of the particular fund into which the exchange is being made. You may obtain prospectuses regarding the funds into which you wish to make an exchange from your Service Organization or the Fund's distributor.



You may provide exchange instructions by telephone by calling the Transfer Agent at 800-346- 2087. (See the section below regarding TeleTrade for a description of the Company's policy regarding responsibility for telephone instructions.) You may also send exchange instructions in writing by following directions set forth previously under "How to Sell Shares."



If you would like more information on making an exchange, please read the Statement of Additional Information and consult your Service Organization or the Fund's distributor.



The Fund reserves the right to reject any exchange request and the Exchange Privilege may be modified or terminated at any time. At least 60 days' notice of any material modification to or termination of the Exchange Privilege will be given to shareholders except where notice is not required under the regulations of the Securities and Exchange Commission.



                               WHAT IS TELETRADE?


TELETRADE IS A SERVICE WHICH ALLOWS YOU TO AUTHORIZE ELECTRONIC TRANSFERS OF MONEY TO PURCHASE SHARES IN OR REDEEM SHARES FROM AN ESTABLISHED FUND ACCOUNT. THE SERVICE MAY BE USED LIKE AN "ELECTRONIC CHECK" TO MOVE MONEY BETWEEN AN ACCOUNT AT A FINANCIAL INSTITUTION AND A FUND ACCOUNT WITH A SINGLE TELEPHONE CALL.

Purchase and redemption proceeds with respect to TeleTrade transactions will be transferred between your Fund account and the checking, NOW or bank money market account designated by you. Only an account maintained at a domestic financial institution that is an Automated Clearing House member may be so designated. TeleTrade purchases will be effected at the public offering price next determined after the Transfer Agent receives payment for the transaction. Redemption proceeds will be on deposit in your account at your financial institution generally two business days after the redemption request is received by the Transfer Agent. You may also request receipt of your redemption proceeds by check, which will be payable to the registered owners of your Fund account and will be sent only to the address of record.

You should note that the Transfer Agent may act upon a telephone redemption request (including a telephone wire redemption request) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Neither the Company nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Company will use such procedures as are considered reasonable. If you should experience difficulty in contacting the Transfer Agent to place telephone redemptions (including telephone wire redemptions), for example because of unusual market activity, you are urged to consider redeeming your shares by mail or in person.


The Company may modify the TeleTrade Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.


                   CAN I ARRANGE TO HAVE AUTOMATIC INVESTMENTS
                            MADE ON A REGULAR BASIS?



YOU MAY ARRANGE, THROUGH THE AUTOMATIC INVESTMENT PROGRAM, FOR SYSTEMATIC INVESTMENTS IN YOUR FUND ACCOUNT IN AMOUNTS OF $50 OR MORE BY DIRECTLY DEBITING YOUR ACCOUNT AT YOUR FINANCIAL INSTITUTION. At your option, your checking, NOW or bank money market account designated by you will be debited in the specified amount, and Fund shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only accounts maintained at a domestic financial institution which permits automatic withdrawals and is an Automated Clearing House member are eligible. The Automatic Investment Program is one means by which you may use Dollar Cost Averaging in making investments.



                          WHAT IS DOLLAR COST AVERAGING
                           AND HOW CAN I IMPLEMENT IT?


DOLLAR COST AVERAGING INVOLVES INVESTING A FIXED DOLLAR AMOUNT AT REGULAR PREDETERMINED INTERVALS. BECAUSE MORE SHARES ARE BOUGHT DURING PERIODS WITH LOWER SHARE PRICES AND FEWER SHARES ARE BOUGHT WHEN THE PRICE IS HIGHER, YOUR AVERAGE COST PER SHARE MAY BE REDUCED. You may also implement Dollar Cost Averaging on your own initiative or through other entities.

In order to be effective, Dollar Cost Averaging should be followed on a sustained, consistent basis. You should be aware, however, that shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. In addition, while you may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price.


To establish an Automatic Investment Account that uses the Dollar Cost Averaging method, check the appropriate box and supply the necessary information on the Account Application or in a subsequent written request to the Transfer Agent.


You may cancel this Privilege or change the amount of purchase at any time by mailing written notification to the Transfer Agent.

Notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee, although no such fee currently is contemplated.


                       CAN I ARRANGE PERIODIC WITHDRAWALS?


IF YOU ARE A SHAREHOLDER WITH A FUND ACCOUNT VALUED AT $5,000 OR MORE, YOU MAY WITHDRAW AMOUNTS IN MULTIPLES OF $50 FROM YOUR ACCOUNT ON A MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL BASIS THROUGH THE AUTOMATIC WITHDRAWAL PLAN.


At your option, monthly, quarterly, semi-annual and annual withdrawals will be made on either the first or fifteenth day of the particular month selected. To participate in this Plan, check the appropriate box and supply the necessary information on the Account Application or in a subsequent signature guaranteed written request to the Transfer Agent. Purchases of additional shares concurrently with withdrawals are ordinarily not advantageous because of the Fund's sales load. Use of this Plan may also be disadvantageous for Class B shares due to the potential need to pay a contingent deferred sales charge.



                   CAN MY DIVIDENDS FROM THE FUND BE INVESTED
                                 IN OTHER FUNDS?



You may elect to have your dividends, capital gains distributions, or both ("distribution proceeds") received from a non-retirement Fund account automatically invested in shares of any other investment portfolio of the Company, or in like shares of any Time Horizon Fund, provided such shares are held in a non-retirement account. To participate in this program, known as the Directed Distribution Plan, check the appropriate box and supply the necessary information on the Account Application or subsequently send a written request to the Transfer Agent. Participants in the Directed Distribution Plan are subject to the minimum initial investment requirements of the particular fund involved. Investments will be made at a price equal to the net asset value of the purchased shares next determined after receipt of the distribution proceeds by the Transfer Agent.


There are no subsequent investment requirements for accounts to which distribution proceeds are directed nor are service fees currently charged for effecting these transactions.


                  IS THERE A SALARY DEDUCTION PLAN AVAILABLE?



YOU MAY PURCHASE FUND SHARES BY HAVING PAYMENTS AUTOMATICALLY DEPOSITED INTO YOUR FUND ACCOUNT (MINIMUM OF $50 AND MAXIMUM OF $50,000 PER TRANSACTION) IF YOU RECEIVE A FEDERAL SALARY, SOCIAL SECURITY OR CERTAIN VETERAN'S, MILITARY OR OTHER PAYMENTS FROM THE

FEDERAL GOVERNMENT. Subject to these limitations, you may deposit as much of your payments as you wish.

For instructions on how to enroll in this Direct Deposit Program, call the Transfer Agent at 800- 346-2087.


Note: Death or legal incapacity will terminate participation in the Program. You may also choose at any time to terminate your participation by notifying the appropriate federal agency in writing. Further, the Fund may terminate your participation after serving 30 days' notice.


                            THE BUSINESS OF THE FUND

FUND MANAGEMENT

The business affairs of the Pacific Horizon Funds, Inc. are managed under the general supervision of its Board of Directors. Information about the Directors and Officers of the Company and about the Trustees and Officers of the Master Trust is included in the Statement of Additional Information under "Management."

EXPENSES


Operating expenses borne by the Fund and the Master Portfolio include taxes, fees and expenses of the directors, trustees and officers, administration, custodial and transfer agency fees, certain insurance premiums, outside auditing and legal expenses, cost of shareholder/interestholder reports and meetings and any extraordinary expenses. Fund expenses also include Securities and Exchange Commission fees, state securities qualification fees, cost of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and certain shareholder servicing fees. Portfolio expenses include investment advisory fees. Except as noted in this Prospectus, the service contractors bear all expenses in connection with the performance of their services and the Fund and Master Portfolio bear the expenses incurred in their operations.


SERVICE PROVIDERS

INVESTMENT ADVISER


Bank of America serves as Investment Adviser of the Master Portfolio. Bank of America is a subsidiary of BankAmerica Corporation, a registered bank holding company. Its principal offices are located at 555 California Street, San Francisco, California 94104.

Formed in 1904, Bank of America is a national banking association that provides commercial banking and trust business through an extensive system of branches across the western United States. Bank of America's principal banking affiliates operate branches in ten U.S. states as well as corporate banking, business credit and thrift offices in major U.S. cities and branches, corporate offices and representative offices in 37 countries.



In its advisory agreement, Bank of America has agreed to manage the Master Portfolio's investments and to be responsible for, place orders for, and make decisions with respect to, all purchases and sales of the Master Portfolio's securities. The advisory agreement also provides that Bank of America may, in its discretion, provide advisory services through its own employees or employees of one or more of its affiliates that are under the common control of Bank of America's parent, BankAmerica Corporation, provided such employees are under the management of Bank of America. Bank of America may also employ a sub-adviser provided that Bank of America remains fully responsible to the Master Portfolio for the acts and omissions of the sub-adviser.



E. Keith Wirtz is the lead manager of the Master Portfolio, and Jeanne Howard and Bernard H. Taylor co-manage and are primarily responsible for the day-to-day investment activities of the Master Portfolio. Mr. Wirtz is a senior vice president and chief investment officer of Bank of America, his employer since 1992. Previously, he was trust investment manager with Security Pacific Bank for a ten year period. Mr. Wirtz is a Chartered Financial Analyst. Ms. Howard joined Bank of America in 1992 and has been a co-manager and portfolio manager of Bank of America's International Equity Common Trust Fund since its inception in 1993. Mr. Taylor joined Bank of America in 1994 as Regional Investment Manager for the European Investment Group in London. Prior to joining Bank of America, he managed client assets for BSI-Thornhill for four years, was European Fund Manager for Hill Samuel Investment Management Group for two years and had investment research and analysis responsibilities for Mercantile and General Reinsurance Company for three years.



For the services provided and expenses assumed under the advisory agreement, Bank of America is entitled to receive a fee at the annual rate of 0.75% of the Master Portfolio's average daily net assets. This fee may be higher than that paid by other investment companies but is comparable to fees paid by other investment companies with similar investment objectives and policies.



This amount may be reduced pursuant to undertakings by Bank of America. (See the information below under "Fee Waivers"). In addition, Bank of America, and its affiliates may be entitled to fees under the Shareholder Service Plan and the Distribution and Services Plan as described under "Plan Payments" below, and may receive fees charged directly to their accounts in connection with investments in Fund shares.


ADMINISTRATOR

Concord Holding Corporation ("Concord") serves as Administrator of the Fund and the Master Portfolio. Concord is an indirect, wholly-owned subsidiary of The BISYS Group, Inc. Its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.



Under its administration agreements with the Company and the Master Portfolio, Concord has agreed to: pay the costs of maintaining the offices of the Company and the Master Portfolio; provide a facility to receive purchase and redemption orders; provide statistical and research data, data processing services, and clerical services; coordinate the preparation of reports to shareholders of the Fund, interestholders of the Master Portfolio and the Securities and Exchange Commission; prepare tax returns; maintain the registration or qualification of the Fund's shares for sale under state securities laws; maintain books and records of the Fund and the Master Portfolio; calculate the net asset value of the Fund and the Master Portfolio and dividends and capital gains distributions to shareholders; serve as dividend disbursing agent for the Master Portfolio; and generally assist in all aspects of the operations of the Fund and the Master Portfolio.



For its services as administrator, Concord is entitled to receive an administration fee from the Fund at the annual rate of 0.15% of the Fund's average daily net assets and an administration fee from the Master Portfolio at the annual rate of 0.05% of the Master Portfolio's average daily net assets. These amounts may be reduced pursuant to undertakings by Concord. (See the information below under "Fee Waivers").



Pursuant to the authority granted in its administration agreements, Concord has entered into an agreement with PFPC, Inc. ("PFPC") under which PFPC, and an off-shore affiliate of PFPC, perform certain of the services listed above, e.g., calculating the net asset value of the Fund and the Master Portfolio, calculating dividends and capital gains distributions to shareholders, and maintaining the books and records of the Fund and the Master Portfolio. The Fund and the Master Portfolio bear all fees and expenses charged by PFPC for these services.





DISTRIBUTOR


The Fund's shares are sold on a continuous basis by Concord Financial Group, Inc. (the "Distributor"). The Distributor is an indirect wholly-owned subsidiary of The BISYS Group, Inc. and is located at 3435 Stelzer Road, Columbus, Ohio 43219.


CUSTODIAN AND TRANSFER AGENT


PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania, 19101 serves as the Custodian of the Fund and the Master Portfolio. BISYS Fund Services Ohio, Inc. is the transfer and dividend disbursing agent of the Fund and is located at 3435 Stelzer Road, Columbus, Ohio 43219.

FEE WAIVERS


Except as noted in this Prospectus, the service contractors bear all expenses in connection with the performance of their services, and the Fund and Master Portfolio bear the expenses incurred in their operations. Expenses can be reduced by voluntary fee waivers and expense reimbursements by Bank of America and other service providers as well as by certain expense limitations imposed by state securities regulators. Periodically, during the course of the Fund's fiscal year, Bank of America, Concord and/or the Distributor may prospectively choose not to receive fee payments and/or may assume certain Fund or Master Portfolio expenses as a result of competitive pressures and in order to preserve and protect the business and reputation of Concord and Bank of America. However, the service providers retain the ability to discontinue such fee waivers and/or waivers and expense reimbursements at any time.



                                 TAX INFORMATION
                 YOU WILL BE ADVISED AT LEAST ANNUALLY REGARDING
         THE FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS
        MADE TO YOU. YOU SHOULD SAVE YOU ACCOUNT STATEMENTS BECAUSE THEY
      CONTAIN INFORMATION YOU WILL NEED TO CALCULATE YOUR CAPITAL GAINS OR
        LOSSES UPON YOUR ULTIMATE SALE OR EXCHANGE OF SHARES IN THE FUND.


As with any investment, you should consider the tax implications of an investment in the Fund. The following is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. Consult your tax adviser with specific reference to your own tax situation.

FEDERAL TAXES


The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code") for the current taxable year. As a result of this qualification, the Fund generally is not required to pay federal income taxes to the extent its earnings are distributed in accordance with the Code. The Fund intends to qualify for this special tax treatment as long as it is in the best interest of its shareholders. It is expected that the Master Portfolio will not be subject to federal income taxes. The Master Portfolio intends to qualify as a partnership (or other pass-through entity) for federal income tax purposes. As such, the Master Portfolio is not subject to tax and the Fund will be treated for federal tax purposes as recognizing its pro rata share of the Master Portfolio's income and deductions and owning its pro rata share of the Master Portfolio's assets. The Fund's status as a regulated investment company is dependent on, among other things, the Master Portfolio's continued qualification as a partnership (or other pass-through entity) for federal income tax purposes.

Distributions (whether received in cash or additional shares) derived from ordinary income and/or the excess of net short-term capital gains over net long-term capital loss are taxable to you as ordinary income. It is not anticipated that any such distribution from the Fund will qualify for the dividends received deduction allowed to corporations.



Any distribution you receive comprised of the excess of net long-term capital gains over net short-term capital losses ("capital gain dividend") will be taxed as a long-term capital gain no matter how long you have held Fund shares. Such dividends are not eligible for the dividends received deduction allowed to corporations.



A distribution paid to you by the Fund in January of a particular year will be deemed for tax purposes to have been received by you on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a specified date in October, November or December of that preceding year.



If you are considering buying shares of the Fund on or just before the record date of a dividend, you should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to you.



You may realize a taxable capital gain (or loss) upon redemption or exchange of Fund shares, depending upon the tax basis of your shares and their price at the time of such redemption or exchange. If you hold Fund shares for six months or less and during that time receive a capital gains dividend on those shares, any loss on the sale or exchange of those shares will be treated as a long-term capital loss to the extent of the capital gain dividend.



Generally, you may include sales loads incurred in the purchase of Fund shares in your tax basis when determining your gain (or loss) on a redemption or exchange of these shares. However, if you exchange such shares for shares of another investment portfolio of the Company within 90 days of the purchase and are able to reduce the sales load on the new shares through the Exchange Privilege, the reduction may not be included in the tax basis of your exchanged shares for the purpose of calculating your gain or loss from the exchange. It may be included in the tax basis of the new shares, subject to the same limitations.



Certain interest income and dividends earned by the Master Portfolio from foreign securities is expected to be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Fund may make this election. As a consequence, the amount of these foreign taxes paid by the Master Portfolio will be included in the income of the Fund's shareholders pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit his proportionate amount of such taxes against his U.S. federal income tax liabilities, or (b) if he itemizes his deductions, to deduct such proportionate amounts from his U.S. income.

Certain realized gains or losses on the sale or retirement of foreign bonds held by the Master Portfolio, to the extent attributable to fluctuations in currency or exchange rates, as well as other gains or losses attributable to exchange rate fluctuations, are typically treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) income available for distribution. If, under the rules governing the tax treatment of foreign currency gains and losses, income available for distribution is decreased or eliminated, all or a portion of the dividends declared by the Fund may be treated for federal income tax purposes as a return of capital, or, in some circumstances, as capital gains. Generally, your tax basis in your Fund shares will be reduced to the extent that an amount distributed to you is treated as a return of capital.



The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the dividends paid to any investor (i) who has provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (ii) who is subject to withholding by the Internal Revenue Service for failure properly to include on this return payments of interest or dividends, or (iii) who has failed to certify to the Fund, when required to do so, that he is not subject to backup withholding or that he is an "exempt recipient."


State and Local Taxes

You should consult your tax adviser regarding state and local tax consequences which may differ from the federal tax consequences described above.


                              MEASURING PERFORMANCE
            THE FUND'S PERFORMANCE MAY BE QUOTED IN TERMS OF AVERAGE
           ANNUAL TOTAL RETURN AND AGGREGATE TOTAL RETURN. PERFORMANCE
    INFORMATION IS HISTORICAL AND IS NOT INTENDED TO INDICATE FUTURE RESULTS.


Average annual total return reflects the average annual percentage change in value of an investment in the Fund over the period being measured, while aggregate total return reflects the total percentage change in value over the period being measured.


Periodically, the Fund's total return (calculated on an average annual total return and/or an aggregate total return basis for various periods) may be quoted in advertisements or in communications to shareholders. Both methods of calculating total return assume dividends and capital gains distributions made by the Fund during the period are reinvested in Fund shares, and include the maximum front-end sales charge for Class A shares and the applicable contingent deferred sales charge for Class B shares. The Fund may also advertise total return data without reflecting the sales load imposed on the purchase of Fund shares in accordance with the rules of the Securities and Exchange Commission. Quotations that do not reflect the sales load will, of course, be higher than quotations that do reflect sales loads.


The Fund may compare its total return to that of other mutual funds with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance. For example, the Fund's total return may be compared to the Consumer Price Index or to data prepared by: Lipper Analytical Services, Inc.; the Europe, Asia and Far East Index ("EAFE");
Mutual Fund Forecaster; Morningstar; Micropal; Wiesenberger Investment Companies Services; or CDA Investment Technologies, Inc. Total return data as reported in national financial publications such as Money, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing Fund performance. The Fund's total return also may be compared to indices such as: the Dow Jones Industrial Average; the Financial Times World Stock Index; the Lipper International Fund Index; the Standard & Poor's 500 Stock Index; the Wilshire 5000 Equity Indexes; or the Consumer
Price Index. (A complete listing of the indices, rankings and publications discussed above is contained in the Statement of Additional Information.)


Since the Fund's performance will fluctuate, it should not be compared with bank deposits, savings accounts and similar investments that often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments in a portfolio, portfolio maturity, operating expenses and market conditions. Not included in the Fund's calculations of total return are fees charged by Bank of America and Service Organizations directly to their customer accounts in connection with investments in the Fund (e.g. account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income).


                              DESCRIPTION OF SHARES
  THE COMPANY IS A MARYLAND CORPORATION THAT WAS ORGANIZED ON OCTOBER 27, 1982.


ABOUT THE COMPANY

THE COMPANY'S CHARTER AUTHORIZES THE BOARD OF DIRECTORS TO ISSUE UP TO TWO HUNDRED BILLION FULL AND FRACTIONAL SHARES OF CAPITAL STOCK ($.001 PAR VALUE PER SHARE) AND TO CLASSIFY AND RECLASSIFY ANY AUTHORIZED AND UNISSUED SHARES INTO ONE OR MORE CLASSES OF SHARES.


The Board of Directors has authorized the issuance of 40 million shares of Class T Common Stock (the "Class A shares") and 60 million shares of Class T--Special Series 3 Common Stock (the "Class B shares"), representing interests in the Fund; and additional classes of shares representing interests in other investment portfolios of the Company. The Board of Directors may similarly classify or reclassify any class of shares (including unissued Class T Common Stock or Class T--Special Series 3 Common Stock) into one or more series. For more information about the Company's other portfolios, contact the Company at the telephone number listed on the inside cover page.


Shares representing interests in the Fund are entitled to participate in the dividends and distributions declared by the Board of Directors and in the net distributable assets of the Fund on liquidation. Fund shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Fund shares will be fully paid and non-assessable.

VOTING RIGHTS


SHAREHOLDERS ARE ENTITLED TO ONE VOTE FOR EACH FULL SHARE HELD AND FRACTIONAL VOTES FOR FRACTIONAL SHARES HELD. Fund shares have cumulative voting rights to the extent that may be required by applicable law. Additionally, shareholders will vote in the aggregate and not by class or series, except as required by law (or when permitted by the Board of Directors). Only Class A shares will vote on matters relating solely to Class A Shares and only Class B shares will vote on matters (such as the distribution plan described below) relating solely to Class B shares. The Fund does not presently intend to hold annual meetings of shareholders to elect directors or for other business unless and until such time as less than a majority of the directors holding office has been elected by the shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. Under certain circumstances, however, shareholders have the right to call a shareholder meeting to consider the removal of one or more directors. Such meetings will be held when requested by the shareholders of 10% or more of the Company's outstanding shares of common stock. The Fund will assist in shareholder communications in such matters to the extent required by law and the Company's undertaking with the Securities and Exchange Commission.



                                  PLAN PAYMENTS
               THE COMPANY HAS ADOPTED A SHAREHOLDER SERVICE PLAN
               (THE "PLAN") FOR CLASS A SHARES AND A DISTRIBUTION
         AND SERVICES PLAN (THE "RULE 12B-1 PLAN") FOR CLASS B SHARES.




The Company has adopted a Shareholder Service Plan for Class A shares, under which the Class A shares of the Fund reimburse the Distributor for shareholder servicing fees the Distributor pays to Service Organizations. The Company has also adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Class B shares of the Fund reimburse the Distributor for services rendered and costs incurred in connection with distribution of the Class B shares and for shareholder servicing fees the Distributor pays to Service Organizations.



SHAREHOLDER SERVICE PLAN

Shareholder servicing expenses include expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for support services for the beneficial owners of Fund shares, such as: establishing and maintaining accounts and records relating to the Service Organization's clients who invest in Fund shares; assisting those clients in processing exchange and redemption requests and in changing dividend options and account designations; and responding to inquiries from clients concerning their investments.

Under the Plan, payments by the Fund for shareholder servicing expenses may not exceed 0.25% (annualized) of the Fund's average daily net assets. Excluded from this calculation, however, are all shares acquired via a transfer of assets from trust and agency accounts at Bank of America. This amount may be reduced pursuant to undertakings by the Distributor.

If in any month the Distributor is due more monies than are immediately payable because of the percentage limitation described above, the unpaid amount is "carried forward" from month to month while the Plan is in effect until such time when it may be paid. However, any "carried forward" amounts will not be payable beyond the fiscal year during which the amounts are accrued. No interest, carrying or other finance charge is borne by the Fund with respect to the amount "carried forward."

Banks may act as Service Organizations. The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. If a bank were prohibited from acting as a Service Organization, its shareholder clients would be permitted to remain Company shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Company might occur and a shareholder serviced by such bank might no longer be able to avail itself of the automatic investment or other services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


DISTRIBUTION AND SERVICES PLAN



Under the Rule 12b-1 Plan, the Fund pays the Distributor for distribution expenses primarily intended to result in the sale of the Fund's Class B shares and for shareholder servicing expenses. Such distribution expenses include expenses incurred in connection with advertising and marketing the Fund's Class B shares; payments to Service Organizations for assistance in connection with the distribution of Class B shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Fund (except those used for regulatory purposes, for solicitation or distribution to existing or potential Class A shareholders or for distribution to existing Class B shareholders of the Fund) and in implementing and operating the Rule 12b-1 Plan. Shareholder servicing expenses include expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to the beneficial owners of Class B shares, such as establishing and maintaining accounts and records relating to their clients who invest in Class B shares, assisting clients in processing exchange and redemption requests and in changing dividend options and account descriptions and responding to client inquiries concerning their investments.



Under the Rule 12b-1 Plan, payments by the Fund for distribution expenses may not exceed 0.75% (annualized) of the average daily net assets of the Fund's Class B shares and payments for shareholder servicing expenses may not exceed 0.25% (annualized) of the average daily net assets of the Fund's Class B shares. These amounts may be reduced pursuant to undertakings by the Distributor. Payments for distribution expenses under the Rule 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act.



The Company will obtain a representation from the Service Organizations (and from Bank of America and Concord) that they are or will be licensed as dealers as required by applicable law or will not engage in activities which would require them to be so licensed.


                                 --------------

                           PACIFIC HORIZON FUNDS, INC.
                                 (THE "COMPANY")
                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                                     FOR THE
                            INTERNATIONAL EQUITY FUND


                                 MARCH __, 1996


                                TABLE OF CONTENTS


                                                                             Page
                                                                             ----
THE COMPANY .............................................................      2
INVESTMENT OBJECTIVE AND POLICIES .......................................      2
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ..........................     18
ADDITIONAL INFORMATION CONCERNING TAXES .................................     25
MANAGEMENT ..............................................................     29
GENERAL INFORMATION .....................................................     52
APPENDIX A ..............................................................    A-1
APPENDIX B ..............................................................    B-1



      This Statement of Additional Information applies to the Class A and Class B shares of the Pacific Horizon International Equity Fund (the "Fund") of the Company. This Statement of Additional Information is meant to be read in conjunction with the Prospectus dated March __, 1996 , as it may from time to time be revised (the "Prospectus"), which describes the Fund. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in either Class A or Class B shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained by calling Concord Financial Group, Inc. at 800-332-3863. Capitalized terms used but not defined herein have the same meaning as in the Prospectus.

                                   THE COMPANY


      The Company was organized on October 27, 1982 as a Maryland corporation. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a diversified investment portfolio of an open-end, management investment company (the "Master Portfolio") having the same investment objective as that of the Fund.


      The Company also offers other investment portfolios which are described in separate Prospectuses and Statements of Additional Information. For information concerning these other portfolios contact the Distributor at the telephone number stated on the cover page of this Statement of Additional Information.

                        INVESTMENT OBJECTIVE AND POLICIES


      The Prospectus for the Fund describes the investment objective of the Fund and the Master Portfolio. Since the investment characteristics of the Fund will correspond to those of the Master Portfolio, the following is a discussion of the various investments of and techniques employed by the Master Portfolio. The following information supplements and should be read in conjunction with the description of the investment objective and policies for the Master Portfolio in the Prospectus for the Fund.


PORTFOLIO TRANSACTIONS

      The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Company to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions.


      Subject to the general control of the Master Portfolio's Board of Trustees, Bank of America National Trust and Savings Association ("Bank of America" or the "investment adviser") is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Master Portfolio. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up. The cost of securities purchased by the Master Portfolio from underwriters generally includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.



      In executing portfolio transactions and selecting brokers or dealers, it is the Master Portfolio's policy to seek the best overall terms available. The Investment Advisory Agreement between the Master Portfolio and Bank of America provides that, in assessing the best overall terms available for any transaction, Bank of America shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Investment Advisory Agreement authorizes Bank of America, subject to the approval of the Board of Trustees of the Master Portfolio, to cause the Master Portfolio to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of Bank of America to the Fund, Company or Master Portfolio. Brokerage and research services may include: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; and (2) analyses and reports concerning industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.



      It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Master Portfolio may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.



      Brokerage and research services so received are in addition to and not in lieu of services required to be performed by Bank of America and do not reduce the advisory fee payable to Bank of America. Such services may be useful to Bank of America in serving both the Company, the Master Portfolio and other clients and, conversely, services obtained by the placement of business of other clients may be useful to Bank of America in carrying out its obligations to the Company and the Master Portfolio. In connection with its investment management services with respect to the Master Portfolio, Bank of America will not acquire certificates of deposit or other securities issued by it or its affiliates, and will give no preference to certificates of deposit or other securities issued by Service Organizations. In addition, portfolio securities in general will be purchased from and sold to affiliates of the Company, the Master Portfolio, Bank of America, the Distributor and their affiliates acting as principal, underwriter, syndicate member, market-maker, dealer, broker or in any similar capacity, provided such purchase, sale or dealing is permitted under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder.



      The Master Portfolio may participate, if and when practicable, in bidding for the purchase of securities of the U.S. Government and its agencies and instrumentalities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Master Portfolio will engage in this practice only when Bank of America, in its sole discretion, subject to guidelines adopted by the Board of Trustees of the Master Portfolio, believes such practice to be in the interest of the Master Portfolio.



      To the extent permitted by law, Bank of America may aggregate the securities to be sold or purchased on behalf of the Master Portfolio with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.



      The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act of 1940) or their parents held by the Company as of the close of its most recent fiscal year. As of February 28, 1995: (a) the Treasury Fund held the following securities, Repurchase Agreement with Goldman, Sachs & Co . in the principal amount of $95,000,000 ; Repurchase Agreement with Merrill Lynch Government Securities, Inc. in the principal amount of $95,000,000; (b) the Prime Fund held the following securities , Merrill Lynch & Co. , Inc., commercial paper in the principal amount of $100,000,000; Goldman, Sachs Group L.P., Daily Variable Rate Master Note in the principal amount of $120,000,000; Morgan Stanley Group, Inc. , Daily Variable Rate Master Note in the principal amount of $120,000,000 ; Bear Stearns Co., Inc., Series B, Monthly Variable Rate Note in the principal amount of $100,000,000; Repurchase Agreement with Goldman, Sachs & Co. in the principal amount of $120,000,000; (c) the Government Fund held the following securities, Repurchase Agreement with Goldman , Sachs & Co. in the principal amount of $40,000,000 ; Repurchase Agreement with Merrill Lynch Government Securities , Inc. in the principal amount of $40,000,000; and (d) the Prime Value Fund held the following securities , Merrill Lynch & Co., Inc., commercial paper in the principal amount of $7,000,000; Goldman, Sachs Group L.P., Daily Variable Rate Master Note in the principal amount of $7,000,000; Repurchase Agreement with Dean Witter Reynolds, Inc. in the principal amount of $8,000,000;

Repurchase Agreement with Goldman, Sachs & Co. in the principal amount of $8,000,000.



      Merrill Lynch & Co. , Inc., Goldman , Sachs & Co., Bear Stearns Co., Inc., Morgan Stanley & Co. Incorporated, Shearson Lehman Brothers, Inc., Dean Witter Reynolds, Inc. and Paine Webber are considered to be regular brokers and dealers of the Company.



TYPES OF OBLIGATIONS, INVESTMENT RISKS, AND OTHER INVESTMENT INFORMATION


      The following discussion supplements the description of such investments in the Prospectus.


      Bank Certificates of Deposit, Bankers' Acceptances and Interest-Bearing Savings Deposits. Certificates of deposit, bankers' acceptances and interest-bearing savings deposits are eligible investments for the Master Portfolio, as described in the Fund's Prospectus. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' Acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of Deposit and Banker's Acceptances may only be purchased from domestic or foreign banks and financial institutions having total assets at the time of purchase in excess of $2.5 billion. Interest-bearing savings deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.


      Instruments issued by foreign banks or financial institutions may be subject to investment risks that are different in some respects than the risks associated with instruments issued by those U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

      Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

      As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations.


      Commercial Paper and Short-Term Notes. The investment policies of the Master Portfolio permit investment in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable and floating rate instruments, issues of commercial paper and short-term notes will normally have maturities of less than 9 months and fixed rates of return, although such instruments may have maturities of up to one year.


      Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.


      In selecting convertible securities for the Master Portfolio, the investment adviser will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying stocks; the prices of the securities relative to other comparable securities and to the underlying stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Master Portfolio as to issuers; and whether the securities are rated by Moody's Investors Service, Inc. ("Moody's"), or Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Duff & Phelps Credit Co. ("D&P") or Fitch Investors Service, Inc. ("Fitch") and, if so, the ratings assigned.


                   The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying stock while holding fixed income securities.


      Repurchase Agreements. The Master Portfolio is permitted to enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Master Portfolio acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy subject to the seller's agreement to repurchase and the agreement of the Master Portfolio to resell such securities at a mutually agreed upon date and price. Although securities subject to a repurchase agreement may bear maturities exceeding ten years, the Master Portfolio intends to only enter into repurchase agreements having maturities not exceeding 60 days. The Master Portfolio is not permitted to enter into repurchase agreements with Bank of America or its affiliates, and will give no preference to repurchase agreements with Service Organizations. The repurchase price generally equals the price paid by the Master Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the custodian or sub-custodian of the Master Portfolio or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to deliver instruments the value of which is 102% of the repurchase price (excluding accrued interest), provided that notwithstanding such requirement, the adviser shall require that the value of the collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, shall be equal to or greater than the resale price

(including interest) provided in the agreement. If the seller defaulted on its repurchase obligation, the Master Portfolio would suffer a loss because of adverse market action or to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Master Portfolio's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans by the Master Portfolio under the 1940 Act.



      U.S. Government Obligations. The Master Portfolio is permitted to make investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association, Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Treasury bills have maturities of one year or less, Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of more than ten years. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities if it is not obligated to do so by law.



      Variable and Floating Rate Instruments. The Master Portfolio may acquire variable and floating rate instruments. Such instruments are frequently not rated by credit rating agencies. However, in determining the creditworthiness of unrated variable and floating rate instruments and their eligibility for purchase by the Master Portfolio, Bank of America will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (which include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by the Master Portfolio. The absence of such an active secondary market could make it difficult to dispose of a variable or floating rate instrument in the event the issuer of the instrument defaulted on its payment obligation or during periods that the Master Portfolio is not entitled to exercise its demand rights, and the Master Portfolio could, for these or other reasons, suffer a loss to the extent of the default. Investments in illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have active trading markets) are subject to the Master Portfolio's 15% limitation on illiquid securities. Variable and floating rate instruments may be secured by bank letters of credit.



      Other Investment Companies. The Master Portfolio may acquire shares of open- and closed-end investment companies. The 1940 Act prohibits the Master Portfolio from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the outstanding voting stock of such investment company. In addition, no more than 10% of the outstanding voting stock of any one investment company may be owned in the aggregate by the Master Portfolio and any other investment company advised by Bank of America. Investment in other investment companies will involve payment of the Master Portfolio's (and in turn the Fund's) pro rata share of advisory and administration fees charged by such fund, in addition to those paid by the Master Portfolio (and in turn the Fund).



      Reverse Repurchase Agreements. As described in the Prospectus, the Master Portfolio is permitted to borrow funds for temporary purposes by entering into reverse repurchase agreements with such financial institutions as banks and broker-dealers in accordance with the investment limitations described therein. Whenever the Master Portfolio enters into a reverse repurchase agreement, it will place in a segregated account maintained with its custodian liquid assets such as cash, U.S. Government securities or other liquid high grade debt securities having a value equal to the repurchase price (including accrued interest) and Bank of America will subsequently continuously monitor the account for maintenance of such equivalent value. The Master Portfolio intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. Reverse repurchase agreements are considered to be borrowings by the Master Portfolio under the 1940 Act.



      Options Trading. The Master Portfolio may under certain circumstances engage in options trading. Such options may relate to U.S. and foreign securities or to various stock indices. In addition, the Master Portfolio may acquire options relating to foreign currencies in order to hedge against changes in exchange rates. Such options may be traded on U.S. exchanges, over-the-counter, and on foreign exchanges to the extent permitted by law.


      Options trading is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security, index or currency increases or decreases, the option buyer's risk is limited to the amount of the original premium paid for the purchase of the option. However, options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A listed call option for a particular security or amount of currency gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation the underlying security or currency amount at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation , the underlying security or amount of currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. Furthermore, it is the position of the staff of the Securities and Exchange Commission (the "SEC") that over-the-counter options are illiquid. To the extent that the Master Portfolio invests in options that are illiquid (including over-the-counter options), such investment will be subject to the Master Portfolio's limitations on illiquid securities.



      The Master Portfolio will continue to receive interest or dividend income on the securities underlying such puts until they are exercised by the Master Portfolio. Any losses realized by the Master Portfolio in connection with its purchase of put options will be limited to the premiums paid by the Master Portfolio for the options plus any transaction costs. A gain or loss may be wholly or partially offset by a change in the value of the underlying security which the Master Portfolio owns.



      The Master Portfolio is permitted to write call options if they are "covered." In the case of a call option on a security, the option is "covered" if the Master Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Master Portfolio maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Master Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Master Portfolio in cash or cash equivalents in a segregated account with its custodian.


      The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as his obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.


                   If the Master Portfolio desires to sell a particular security from its portfolio on which it has written an option, the Master Portfolio will seek to effect a closing purchase transaction prior to, or concurrently with, the sale of the security. In order to close out a covered call option position, the Master Portfolio will enter into a "closing purchase transaction" - the purchase of a call option on a security or stock index with the same exercise price and expiration date as the call option which it previously wrote on the same security or index.



                   When the Master Portfolio purchases a put or call option, the premium paid by it is recorded as an asset of the Master Portfolio. When the Master Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Master Portfolio is included in the liability section of the statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Master Portfolio expires unexercised, the Master Portfolio realizes a loss equal to the premium paid. If the Master Portfolio enters into a closing sale transaction on an option purchased by it, the Master Portfolio will realize a gain if the premium received by it on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. Moreover, because increases in the market price of an option will generally reflect (although not necessarily in direct proportion) increases in the market price of the underlying security any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security owned by the Master Portfolio. If an option written by the Master Portfolio expires on the stipulated expiration date or if the Master Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Master Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Master Portfolio will realize a gain or loss.


      As noted previously, there are several risks associated with transactions in options on securities, currencies and indices. For example, there are significant differences between the securities, currencies and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

      A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.


      Foreign Investments. In considering whether to invest in the securities of a foreign company, Bank of America considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.



      The Master Portfolio may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities, or by supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the "World Bank"), the Inter-American Development Bank, the Asian Development Bank and the European Investment Bank. The Master Portfolio also may purchase debt obligations of foreign corporations or financial institutions, such as Yankee bonds (dollar-denominated bonds sold in the United States by non-U.S. issuers), Samurai bonds (yen-denominated bonds sold in Japan by non-Japanese issuers and Euro bonds (bonds not issued in the country (and possibly currency of the country) of the issuer). The Master Portfolio's investments will be allocated among securities denominated in the currencies of a number of foreign countries and, within each such country, among different types of debt securities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with Bank of America's assessment of the Country's gross domestic product, purchasing power parity and market capitalizations the relationship of a country's currency to the United States dollar. Fundamental economic strength, credit quality and interest rate trends will be the principal factors considered by Bank of America in determining whether to increase or decrease the emphasis placed upon a particular type of security within the Master Portfolio.



      Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Master Portfolio endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

      Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Master Portfolio is uninvested and no return is earned thereon. The inability of the Master Portfolio to make intended security purchases due to settlement problems could cause the Master Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Master Portfolio due to subsequent declines in value of the portfolio securities, or, if the Master Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.



      When-Issued Securities, Forward Commitments and Delayed Settlements. The Master Portfolio may purchase securities on a "when-issued," " forward commitment " or " delayed settlement " basis. When the Master Portfolio agrees to purchase securities on a when-issued, forward commitment or delayed settlement basis, its custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Master Portfolio may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the commitment. It may be expected that the net assets of the Master Portfolio will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The Master Portfolio does not intend to engage in these transactions for speculative purposes but primarily in order to hedge against anticipated changes in interest rates. Because the Master Portfolio will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, its liquidity and the ability of the investment adviser to manage it may be affected in the event the forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 25% of the value of the Master Portfolio's assets.



      The Master Portfolio will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Master Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Master Portfolio on the settlement date. In these cases the Master Portfolio may realize a taxable capital gain or loss.



      When the Master Portfolio engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Master Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.



      The market value of the securities underlying a when- issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Master Portfolio starting on the day the Master Portfolio agrees to purchase the securities. The Master Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.



      Securities Lending. The Master Portfolio may lend securities as described in the Fund's Prospectus. Such loans will be secured by cash or securities of the U.S. Government and its agencies and instrumentalities. The collateral must be at all times equal to at least the market value of the securities loaned. The Master Portfolio will continue to receive interest or dividends on the securities it loans, and will also earn interest on the investment of any cash collateral. Cash collateral may be invested in short-term U.S. Government securities, U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. Although voting rights, or rights to consent, attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Master Portfolio if a material event affecting the investment is to occur.



      Illiquid Securities. It is possible that unregistered securities purchased by the Master Portfolio in reliance upon Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Master Portfolio's, and correspondingly the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.


OTHER INVESTMENT LIMITATIONS


      The Prospectus for the Fund sets forth certain fundamental policies that may not be changed with respect to the Fund or the Master Portfolio without the affirmative vote of the holders of the majority of the Fund's outstanding shares or the

Master Portfolio's outstanding interests (as defined below under "General Information - Miscellaneous"). The following is a list of additional fundamental policies and may not be changed with respect to the Fund or the Master Portfolio without such a vote.



      NEITHER THE FUND NOR THE MASTER PORTFOLIO MAY:



      1. Purchase securities (except securities issued by the U.S. Government, its agencies or instrumentalities) if, as a result more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of its total assets may be invested without regard to this 5% limitation; provided that all of the assets of the Fund may be invested in the Master Portfolio or another investment company.



      2. Underwrite the securities of other issuers, provided that all of the assets of the Fund may be invested in the Master Portfolio or another investment company.



      3. Purchase or sell real estate, except that the Master Portfolio may, to the extent appropriate to its investment objective, invest in securities and instruments guaranteed by agencies or instrumentalities of the U.S. Government and securities issued by companies which invest in real estate or interests therein.



      4. Purchase securities on margin (except for such short-term credits as may be necessary for the clearance of transactions), make short sales of securities or maintain a short position. For this purpose, the deposit or payment by the Master Portfolio for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.


      5. Write or sell puts, calls, straddles, spreads or combinations thereof, except that it may engage in options transactions.

      6. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that: (a) it may, to the extent appropriate to its investment objective, invest in securities issued by companies which purchase or sell commodities or commodity contracts or which invest in such programs; and (b) it may purchase and sell futures contracts and options on futures contracts.

      7. Purchase securities of other investment companies to the extent prohibited by the 1940 Act.

      8. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to investments in obligations issued or guaranteed by the federal government and its agencies and instrumentalities; (b) each utility (such as gas, gas transmission, electric and telephone service) will be considered a single industry for purposes of this policy; and (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.


      9. Purchase securities of any issuer if as a result it would own more than 10% of the voting securities of such issuer; provided that all of the assets of the Fund may be invested in the Master Portfolio or another investment company.



      10. Borrow money for the purpose of obtaining investment leverage or issue senior securities (as defined in the 1940 Act), provided that the Fund and the Master Portfolio may borrow from banks for temporary purposes and in an amount not exceeding 10% of the value of the total assets of the Fund or the Master Portfolio; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. This restriction shall not apply to (a) the sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase, or
(b) transactions in currency, options, futures contracts and optio ns on futures contracts, or forward commitment transactions.


      11. Make loans, except investments in debt securities, repurchase agreements and securities loans.

                                     *  *  *

      In order to permit the sale of the Fund's shares in certain states, the Company may make commitments more restrictive than the investment policies and limitations described above.

      If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.


      For the purposes of Investment Limitation 8 above and in accordance with the current views of the staff of the SEC and as a matter of non-fundamental policy that may be changed without a vote of shareholders, the Master Portfolio and Fund treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


      Information on how to purchase and redeem Fund shares, and how such shares are priced, is included in the Prospectus. The net asset value per share of the Master Portfolio is determined at the same time and on the same days as the net asset value per share of the Fund is determined. The net asset value of the Fund is equal to the Fund's pro rata share of the total investments and other assets of the Master Portfolio, less any liabilities with respect to the Fund, including the Fund's pro rata share of the Master Portfolio's liabilities.



      Portfolio securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sale price or (if none is available) the mean between the current quoted bid and asked prices provided by investment dealers. Other securities and assets for which market quotations are not readily available are valued at their fair value using methods determined under the supervision of the Board of Trustees of the Master Portfolio. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such basis does not represent fair value at the time. Under this method such securities are valued initially at cost on the date of purchase or, in the case of securities purchased with more than 60 days to maturity, are valued at their market or fair value each day until the 61st day prior to maturity. Thereafter, absent unusual circumstances, a constant proportionate amortization of any discount or premium is assumed until maturity of the security.



      A pricing service may be used to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. In valuing securities the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations for normal institutional-sized trading units of debt securities and would not rely on quoted prices. The methods used by the pricing service and the valuations so established will be utilized under the general supervision of the Board. Valuation of options is described above under "Investment Objectives and Policies - Options Trading."

SUPPLEMENTARY PURCHASE INFORMATION


      For the purpose of applying the Right of Accumulation or Letter of Intent privileges available to certain shareholders as described in the Prospectus, the scale of sales loads applies to purchases made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children; or a trustee or other fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code) although more than one beneficiary is involved; or "a qualified group" which has been in existence for more than six months and has not been organized for the purpose of buying redeemable securities of a registered investment company at a discount, provided that the purchases are made through a central administrator or a single dealer, or by other means which result in economy of sales effort or expense. A "qualified group" must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must be able to arrange for mailings to members at reduced or no cost to the Distributor. The value of shares eligible for the Right of Accumulation privilege may also be used as a credit toward completion of the Letter of Intent privilege. Such shares will be valued at their offering price prevailing on the date of submission of the Letter of Intent. Distributions on shares held in escrow pursuant to the Letter of Intent privilege will be credited to the shareholder, but such shares are not eligible for the Fund's Exchange Privilege.



      The computation of the hypothetical offering price per share of Class A shares subject to a front-end sales charge for the Fund based on the value of the Fund's net assets at inception and the Fund's Class A shares outstanding on such date is as follows:


                            International Equity Fund


Net Assets .........................................................      $10.00

Outstanding Shares .................................................           1

Net Asset Value Per Share ..........................................      $10.00

Sales Charge 4.50 percent of offering price (4.71 percent of net
asset value per share) .............................................      $ 0.47

Offering Price to Public ...........................................      $10.47

SUPPLEMENTARY REDEMPTION INFORMATION


      Shares in the Fund for which orders for wire redemption are received on a business day before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be redeemed as of the close of regular trading hours on such Exchange and the proceeds of redemption (less any applicable contingent deferred sales charge on Class B shares) will normally be wired in federal funds on the next business day to the commercial bank specified by the investor on the Account Application (or other bank of record on the investor's file with the Transfer Agent). To qualify to use the wire redemption privilege, the payment for Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as designated on the Account Application (or other bank of record as described above). If the proceeds of a particular redemption are to be wired to another bank, the request must be in writing and signature guaranteed. Shares for which orders for wire redemption are received after the close of regular trading hours on the New York Stock Exchange or on a non-business day will be redeemed as of the close of trading on such Exchange on the next day on which shares of the Fund are priced and the proceeds (less any applicable contingent deferred sales charge on Class B shares) will normally be wired in federal funds on the next business day thereafter. Redemption proceeds (less any applicable contingent deferred sales charge on Class B shares) will be wired to a correspondent member bank if the investor's designated bank is not a member of the Federal Reserve System. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account. Proceeds of less than $1,000 will be mailed to the investor's address.



      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Company, c/o Pacific Horizon Funds, Inc., P.O. Box 80221, Los Angeles, California 90080-9909. Such request must be signed by each shareholder, with each signature guaranteed as described in the Fund's Prospectus. Guarantees must be signed by an authorized signatory and "signature guaranteed" must appear with the signature. The Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.


SUPPLEMENTARY PURCHASE AND REDEMPTION INFORMATION


      In General. As described in the Prospectus, both Class A and Class B Fund shares may be purchased directly by the public, by clients of Bank of America through their qualified trust and agency accounts, or by clients of securities dealers, financial institutions (including banks) and other industry professionals, such as investment advisers, accountants and estate planning firms that have entered into service and/or selling agreements with the Distributor. (The Distributor, such institutions and professionals are collectively referred to as "Service Organizations.") Bank of America and Service Organizations may impose minimum customer account and other requirements in addition to those imposed by the Fund and described in the Prospectus. Purchase orders will be effected only on business days.


      Class A shares in the Fund are sold with a sales load. Class B shares are sold without a front-end sales load, but are subject to a contingent deferred sales charge and an ongoing distribution and shareholder servicing fee. Service Organizations may be paid by the Distributor at the Company's expense for shareholder services. Depending on the terms of the particular account, Bank of America, its affiliates, and Service Organizations also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Bank of America or the particular Service Organization is responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.


      Persons wishing to purchase Company shares through their accounts at Bank of America or a Service Organization should contact such entity directly for appropriate instructions.


      Initial purchases of shares into a new account may not be made by wire. However, persons wishing to make a subsequent purchase of Company shares into an already existing account by wire should telephone the Transfer Agent at (800) 346-2087. The investor's bank must be instructed to wire federal funds to the Transfer Agent, referring in the wire to the particular Fund in which such investment is to be made; the investor's portfolio account number; and the investor's name.



      The Transfer Agent may charge a fee to act as Custodian for IRAs, payment of which could require the liquidation of shares. Class B shares liquidated by the Transfer Agent as fees for custodial services to IRA accounts will not be subject to the contingent deferred sales charge. All fees charged are described in the appropriate form. Shares may be purchased in connection with these plans only by direct remittance to the Transfer Agent. Purchases for IRA accounts will be effective only when payments received by the Transfer Agent are converted into federal funds. Purchases for these plans may not be made in advance of receipt of funds.

      For processing redemptions, the Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians. The Transfer Agent will accept other suitable verification arrangements from foreign investors, such as consular verification.

      Investors should be aware that if they have selected the TeleTrade Privilege, any request for a wire redemption will be effected as a TeleTrade transaction through the Automated Clearing House (ACH) system unless more prompt transmittal is specifically requested. Redemption proceeds of a TeleTrade transaction will be on deposit in the investor's account at the ACH member bank normally two business days after receipt of the redemption request.


      Exchange Privilege. Shareholders in the Pacific Horizon Family of Funds have an exchange privilege whereby they may exchange all or part of their shares for like shares of another investment portfolio in the Pacific Horizon Family of Funds or for like shares of an investment portfolio of Time Horizon Funds. In addition, shareholders of the Fund may exchange Class B shares for Pacific Horizon Shares of the Pacific Horizon Prime Fund without the payment of any contingent deferred sales charge at the time the exchange is made. By use of the exchange privilege, the investor authorizes the Transfer Agent to act on telephonic, telegraphic or written exchange instructions from any person representing himself or herself to be the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders. For federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares exchanged is more or less than his basis in such shares at the time of the transaction.



      Exchange transactions described in Paragraphs A, B, C, D and E below will be made on the basis of the relative net asset values per share of the investment portfolios involved in the transaction.



   A. Class A shares of any investment portfolio purchased with a sales load, as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be exchanged without a sales load for other Class A shares of any other investment portfolio in the Pacific Horizon Family of Funds or for like shares of Time Horizon Funds.



   B. Class B shares acquired pursuant to an exchange transaction will continue to be subject to a contingent deferred sales charge. However, Class B shares that have been acquired through an exchange of Class B shares may be exchanged for other Class B shares or for like shares of Time Horizon Funds without the payment of a contingent deferred sales charge at the time of exchange. In determining the holding period for calculating the contingent deferred sales charge payable on redemption of Class B shares, the holding period of the shares originally held will be added to the holding period of the shares acquired through exchange.



   C. Class B shares may be exchanged for Pacific Horizon shares of the Pacific Horizon Prime Fund ("Prime Shares") without paying a contingent deferred sales charge. At the time of such an exchange, a shareholder's holding period for calculating the contingent deferred sales charge payable on redemption of Class B shares will cease to accumulate. If the shareholder subsequently exchanges the shares back into Class B shares, the holding period accumulation on the shares will resume as of the time when the exchange was made into the Prime Shares. In the event that a shareholder wishes to redeem Prime Shares acquired by exchange for Class B shares, the contingent deferred sales charge applicable to the accumulated Class B share holding period prior to the exchange into the Prime Shares will be charged.



   D. Class A or B shares of any investment portfolio in the Pacific Horizon Family of Funds or Time Horizon Funds acquired by a previous exchange transaction involving shares on which a sales load has directly or indirectly been paid (e.g. Class A shares purchased with a sales load or issued in connection with an exchange transaction involving Class A shares that had been purchased with a sales load), as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be redeemed and the proceeds used to purchase without a sales load Class A or B shares, as the case may be, of any other investment portfolio within 90 days of your redemption trade date. To accomplish an exchange transaction under the provisions of this Paragraph, investors must notify the Transfer Agent of their prior ownership of shares and their account number.



   E. Class A shares of any investment portfolio in the Pacific Horizon Family of Funds may be exchanged without a sales load for shares of any other investment portfolio in the Family that is offered without a sales load.

   F. Class A shares of any investment portfolio in the Pacific Horizon Family of Funds purchased without a sales load may be exchanged without a sales load for Class A shares in any other portfolio where the investor involved maintained an account in the Pacific Horizon Family of Funds before April 20, 1987 or was the beneficial owner of shares of Bunker Hill Income Securities, Inc. on the date of its reorganization into the Pacific Horizon Corporate Bond Fund.



      Except as stated above, a sales load will be imposed when Class A shares of any investment portfolio in the Pacific Horizon Family of Funds that were purchased or otherwise acquired without a sales load are exchanged for Class A shares of another investment portfolio in the Pacific Horizon Family or for like shares of Time Horizon Funds which are sold with a sales load.


      Exchange requests received on a business day prior to the time shares of the investment portfolios involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the investment portfolio from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new investment portfolio into which the shareholder is investing will also normally be purchased at the net asset value per share next determined coincident to or after the time of redemption. Exchange requests received on a business day after the time shares of the investment portfolios involved in the request are priced will be processed on the next business day in the manner described above.


      Miscellaneous. Certificates for shares will not be issued.


      Depending on the terms of the customer account at Bank of America or a Service Organization, certain purchasers may arrange with the Company's custodian for sub-accounting services paid by the Company without direct charge to the purchaser.


      A "business day" for purposes of processing share purchases and redemptions received by the Transfer Agent at its Columbus office is a day on which the New York Stock Exchange is open for trading. In 1996, the holidays on which the New York Stock Exchange is closed are: New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



      The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)



      The Company's Charter permits its Board of Directors to require a shareholder to redeem involuntarily shares in a Fund if the balance held of record by the shareholder drops below $500 and such shareholder does not increase such balance to $500 or more upon 60 days' notice. The contingent deferred sales charge with respect to Class B shares is not charged on involuntary redemptions. The Company will not require a shareholder to redeem shares of the Fund if the balance held of record by the shareholder is less than $500 solely because of a decline in the net asset value of the Fund's shares. The Company may also redeem shares involuntarily if such redemption is appropriate to carry out the Company's responsibilities under the 1940 Act.


      If the Company's Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Company may make payment wholly or partly in securities or other property. In such an event, a shareholder would incur transaction costs in selling the securities or other property. The Company has committed that it will pay all redemption requests by a shareholder of record in cash, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value at the beginning of such period.

                     ADDITIONAL INFORMATION CONCERNING TAXES

FEDERAL

      The Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a "regulated investment company." By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If for any taxable year the Fund does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Fund's taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In such event, the Fund's dividend distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the Fund and would be eligible for the dividends received deduction in the case of corporate shareholders.

      Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt income net of certain deductions for each taxable year. In general, the Fund's investment company taxable income will be its taxable income, including dividends, interest, and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of net long-term capital gain for the taxable year over the net short-term capital loss for such year (if any). The Fund will be taxed on its undistributed investment company taxable income, if any. As stated, the Fund intends to distribute at least 90% of its investment company taxable income for each taxable year. To the extent such income is distributed by the Fund (whether in cash or additional shares) it will be taxable to shareholders as ordinary income.

      The Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts, other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities) (the "Short-Short test"). Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. See Appendix B -- "Accounting and Tax Treatment" -- for a general discussion of the federal tax treatment of futures contracts, related options thereon and other financial instruments, including their treatment under the Short-Short test.

      Any distribution of the excess of net long-term capital gains over net short-term capital losses is taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held Fund shares and whether such gains are received in cash or additional Fund shares. The Fund will designate such a distribution as a capital gain dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. It should be noted that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to those shares.

      Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (or at a maximum effective marginal rate of 39% in the case of corporations having taxable income between $100,000 and $335,000).

      A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.


      The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders (i) who have failed to provide a correct tax identification number in the manner required, (ii) who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends or (iii) who have failed to certify to the Company either that they are subject to backup withholding when required to do so or that they are "exempt recipients."


      Appendix B - "Accounting and Tax Treatment" - contains a discussion of the tax treatment of certain foreign currency contracts and of certain transactions denominated in, or determined by reference to, currencies other than the U.S. dollar.

TAXATION OF THE MASTER PORTFOLIO


      Management of the Master Portfolio intends for the Master Portfolio to be treated as a partnership (or, in the event that the Fund is the sole investor in the Master Portfolio, as an agent or nominee) rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a partnership (or an agent of nominee) under the Code, any interest, dividends, gains and losses of the Master Portfolio will be deemed to have been "passed through" to its investors regardless of whether any amounts are actually distributed by the Master Portfolio.



      Each investor in the Master Portfolio will be taxed on its share (as determined in accordance with the governing instruments of the Master Portfolio) of the Master Portfolio's ordinary income and capital gains in determining its income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder. It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an investor in the Master Portfolio will be able to satisfy the requirements of Sub-chapter M of the Code, assuming that the investor invested all of its assets in the Master Portfolio.


OTHER INFORMATION

      Depending upon the extent of activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

      Income distributions may be taxable to shareholders under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations or U.S. government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

      The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. This discussion is only a summary of some of the important tax considerations generally affecting purchasers of Fund shares. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Fund shares should consult their tax advisers with specific reference to their own tax situation.

                                   MANAGEMENT

DIRECTORS AND OFFICERS OF THE COMPANY


      The directors and officers of the Company, their addresses, ages, and principal occupations during the past five years are:



                                                 Position
Name and Address                          Age    with Company                Principal Occupations
----------------                          ---    ------------                ---------------------
Thomas M. Collins ..........              61     Director                    Of Counsel, law firm of
McDermott & Trayner                                                          McDermott & Trayner;
225 S. Lake Avenue                                                           Partner of the law firm
Suite 410                                                                    of Musick, Peeler &
Pasadena, CA  91101-3005                                                     Garrett (until April,
                                                                             1993); Trustee, Master
                                                                             Investment Trust, Series
                                                                             I and Master Investment
                                                                             Trust, Series II (since
                                                                             1993); former Director,
                                                                             Bunker Hill Income
                                                                             Securities, Inc.
                                                                             (registered investment
                                                                             company), through 1991.

Douglas B. Fletcher ........              70     Vice Chairman of            Chairman of the Board and
Fletcher Capital Advisors                        the Board                   Chief Executive Officer,
Incorporated                                                                 Fletcher Capital
4 Upper Newport Plaza                                                        Advisors, Incorporated
Suite 100                                                                    (registered investment
Newport Beach, CA 92660-2629                                                 adviser) 1991 to date;
                                                                             Partner, Newport Partners
                                                                             (private venture capital
                                                                             firm), 1981 to date;
                                                                             Chairman of the Board and
                                                                             Chief Executive Officer,
                                                                             First Pacific Advisors,
                                                                             Inc. (registered
                                                                             investment adviser)and
                                                                             seven investment
                                                                             companies under its
                                                                             management, prior to
                                                                             1983; former Allied
                                                                             Member, New York Stock
                                                                             Exchange; Chairman of the
                                                                             Board of FPA Paramount
                                                                             Fund, Inc. through 1984;
                                                                             Director, TIS

                                                 Position
Name and Address                          Age    with Company                Principal Occupations
----------------                          ---    ------------                ---------------------
                                                                             Mortgage Investment
                                                                             Company (real estate
                                                                             investment trust);
                                                                             Trustee and former Vice
                                                                             Chairman of the Board,
                                                                             Claremont McKenna
                                                                             College; Chartered
                                                                             Financial Analyst.

Robert E. Greeley ..........              62     Director                    Chairman, Page Mill Asset
Page Mill Asset Management                                                   Management (a private
433 California Street                                                        investment company) since
Suite 900                                                                    1991; Manager, Corporate
San Francisco, CA  94104                                                     Investments, Hewlett
                                                                             Packard Company from 1979
                                                                             to 1991; Trustee, Master
                                                                             Investment Trust, Series
                                                                             I and Master Investment
                                                                             Trust, Series II (since
                                                                             1993); Director, Morgan
                                                                             Grenfell Small Cap Fund
                                                                             (since 1986), former
                                                                             Director, Bunker Hill
                                                                             Income Securities, Inc.
                                                                             (since 1989) (registered
                                                                             investment companies);
                                                                             former Trustee,
                                                                             SunAmerica Fund Group)
                                                                             (previously Equitec
                                                                             Siebel Fund Group) from
                                                                             1984 to 1992.

Kermit O. Hanson ...........              79     Director                    Vice Chairman of the
17760 14th Ave., N.W.                                                        Advisory Board, 1988 to
Seattle, WA  98177                                                           date, Executive Director,
                                                                             1977 to 1988, Pacific Rim
                                                                             Bankers Program (a
                                                                             non-profit educational
                                                                             institution); Dean
                                                                             Emeritus, 1981 to date,
                                                                             Dean, 1964-81, Graduate
                                                                             School and School of
                                                                             Business Administration,
                                                                             University of Washing-
                                                                             ton; Director, Wash-
                                                                             ington Federal Sav-

                                                 Position
Name and Address                          Age    with Company                Principal Occupations
----------------                          ---    ------------                ---------------------
                                                                             ings & Loan Association;
                                                                             Trustee, Seafirst
                                                                             Retirement Funds
                                                                             (registered investment
                                                                             company).

Cornelius J. Pings* ........              66     Chairman of                 President, Association of
Association of American                          the Board                   American Universities,
   Universities                                  and President               February 1993 to date;
One Dupont Circle                                                            Provost, 1982 to January,
Suite 730                                                                    1993, Senior Vice
Washington, DC  20036                                                        President for Academic
                                                                             Affairs, 1981 to January,
                                                                             1993, University of
                                                                             Southern California;
                                                                             Trustee, Master
                                                                             Investment Trust, Series
                                                                             I and Master Investment
                                                                             Trust, Series II (since
                                                                             1995).

Kenneth L. Trefftzs ........              83     Director                    Private Investor; Former
11131 Briarcliff Drive                                                       Distinguished Emeritus
San Diego, CA  92131-1329                                                    Professor of Finance and
                                                                             Chairman of the
                                                                             Department of Finance and
                                                                             Business Economics of the
                                                                             Graduate School of
                                                                             Business of the
                                                                             University of Southern
                                                                             California; former
                                                                             Director, Metro Goldwyn
                                                                             Mayer, Inc.; Director,
                                                                             Fremont General
                                                                             Corporation (insurance
                                                                             and financial services
                                                                             holding company);
                                                                             Director, Source Capital,
                                                                             Inc. (closed-end
                                                                             investment company);
                                                                             Director of three
                                                                             open-end investment
                                                                             companies managed by
                                                                             First Pacific Advisors,
                                                                             Inc.; Former Chairman of
                                                                             the Board of Directors
                                                                             (or

                                                 Position
Name and Address                          Age    with Company                Principal Occupations
----------------                          ---    ------------                ---------------------
                                                                             Trustees) of nineteen
                                                                             investment companies
                                                                             managed by American
                                                                             Capital Asset Management,
                                                                             Inc.









Richard E. Stierwalt .......              40     Executive Vice              Chairman of the Board and
125 W. 55th Street                               President                   Chief Executive Officer,
New York, NY 10019                                                           July 1993 to date; prior
                                                                             thereto Senior Director,
                                                                             Managing Director and
                                                                             Chief Executive Officer
                                                                             of the Administrator and
                                                                             Distributor, February
                                                                             1987 to July 1993;
                                                                             President, Master
                                                                             Investment Trust, Series
                                                                             I, Master Investment
                                                                             Trust, Series II and
                                                                             Seafirst Retirement Funds
                                                                             (since 1993); First Vice
                                                                             President, Trust
                                                                             Operation Administration,
                                                                             Security Pacific National
                                                                             Bank, 1983- 1987.

William B. Blundin .........              57     Executive Vice              Vice Chairman, July 1993
125 W. 55th Street                               President                   to date; prior thereto
New York, NY  10019                                                          Director and President of
                                                                             the Administrator and
                                                                             Distributor, February
                                                                             1987 to July 1993;
                                                                             Executive Vice President,
                                                                             Master Investment Trust,
                                                                             Series II and Seafirst
                                                                             Retirement Funds (since
                                                                             1993); Senior Vice
                                                                             President, Shearson
                                                                             Lehman Brothers,
                                                                             1978-1987.

Irimga McKay ...............              35     Vice President              Senior Vice President,
1230 Columbia Street                                                         July 1993 to date; prior
5th Floor                                                                    thereto First Vice
San Diego, CA 92101                                                          President of the
                                                                             Administrator and

                                                 Position
Name and Address                          Age    with Company                Principal Occupations
----------------                          ---    ------------                ---------------------
                                                                             Distributor, November
                                                                             1988 to July 1993; Vice
                                                                             President, Master
                                                                             Investment Trust, Series
                                                                             II and Seafirst
                                                                             Retirement Funds (since
                                                                             1993); Regional Vice
                                                                             President, Continental
                                                                             Equities, June 1987 to
                                                                             November 1988; Assistant
                                                                             Wholesaler, VMS Realty
                                                                             Partners (a real estate
                                                                             limited partnership), May
                                                                             1986 to June 1987.

W. Eugene Spurbeck .........              39     Assistant Vice              Manager of Client
BISYS Fund Services                              President                   Services of the
515 Figueroa Street                                                          Administrator (1993 to
Suite 335                                                                    date); Assistant Vice
Los Angeles, CA  92037                                                       President, Master
                                                                             Investment Trust, Series
                                                                             II; Vice President,
                                                                             Seafirst Retirement Funds
                                                                             (since 1995); Vice
                                                                             President of Retail
                                                                             Lending Operations Banc
                                                                             One (1989 to 1993).

Martin R. Dean .............              31     Treasurer                   Manager of Fund
3435 Stelzer Road                                                            Accounting of BISYS Fund
Columbus, OH  43219                                                          Services, May 1994 to
                                                                             Present; Treasurer,
                                                                             Master Investment Trust,
                                                                             Series II and Seafirst
                                                                             Retirement Funds (since
                                                                             1995); Senior Manager at
                                                                             KPMG Peat Marwick
                                                                             previously 1990-1994.


W. Bruce McConnel, III .....              52     Secretary                   Partner of the law firm
1345 Chestnut Street                                                         of Drinker Biddle &
Philadelphia National Bank                                                   Reath. Secretary, Master
Building, Suite 1100                                                         Investment Trust, Series
Philadelphia, PA  19107                                                      I, Master Investment
                                                                             Trust, Series II and

                                                 Position
Name and Address                          Age    with Company                Principal Occupations
----------------                          ---    ------------                ---------------------
                                                                             Seafirst Retirement Funds
                                                                             (since 1993).

George O. Martinez .........              35     Assistant                   Senior Vice President and
3435 Stelzer Road                                Secretary                   Director of Legal and
Columbus, OH  43219                                                          Compliance Services of
                                                                             the Administrator, since
                                                                             April 1995; Assistant
                                                                             Secretary, Master
                                                                             Investment Trust, Series
                                                                             II and Seafirst
                                                                             Retirement Funds; prior
                                                                             thereto, Vice President
                                                                             and Associate General
                                                                             Counsel, Alliance Capital
                                                                             Management, L.P.


--------------

      Mr. Pings is an "interested director" of the Company as defined in the 1940 Act.


      The Audit Committee of the Board is comprised of all directors and is chaired by Dr. Trefftzs. The Board does not have an Executive Committee.


      Each director is entitled to receive an annual fee of $25,000 plus $1,000 for each day that a director participates in all or a part of a Board meeting; the President receives an additional $20,000 per annum for his services as President; Mr. Collins, in consideration of his years of service as President and Chairman of the Board, receives an additional $40,000 per annum in severance until February 28, 1997; each member of a Committee of the Board is entitled to receive $1,000 for each Committee meeting he participates in (whether or not held on the same day as a Board meeting); and each Chairman of a Committee of the Board shall be entitled to receive an annual retainer of $1,000 for his services as Chairman of the Committee. The Funds, and each other fund of the Company, pays its proportionate share of these amounts based on relative net asset values.



      For the fiscal year ended February 28, 1995, the Company paid or accrued for the account of its directors as a group for services in all capacities a total of $334,168; none of this amount was allocated to the Fund. Each director is also reimbursed for out-of-pocket expenses incurred as a director.

Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this Statement of Additional Information, the directors and officers of the Company, as a group, own less than 1% of the outstanding shares of each of the Company's investment portfolios.



      Under a retirement plan approved by the Board, including a majority of its directors who are not "interested persons" of the Company, effective March 1, 1995, a director who dies or resigns after five years of service is entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 50% of the annual director's retainer then in effect for directors of the Company during the year of such payment. A director who dies or resigns after nine years of service is entitled to receive ten annual payments each equal to the greater of: (i) 100% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 100% of the annual director's retainer then in effect for directors of the Company during the year of such payment. Further, the amount payable each year to a director who dies or resigns is increased by $1,000 for each year of service that the director served as Chairman of the Board.



      Years of service for purposes of calculating the benefit described above are based upon service as a director or Chairman after February 28, 1994. Retirement benefits in which a director has become vested may not be reduced by later Board action.



      In lieu of receiving ten annual payments, a director may elect to receive substantially equivalent benefits through a single-sum cash payment of the present value of such benefits paid by the Company within 45 days of the death or resignation of the director. The present value of such benefits is to be calculated (i) based on the retainer that was payable by the Company during the year of the director's death or resignation (and not on any retainer payable to directors thereafter), and (ii) using the interest rate in effect as of the date of the director's death or resignation by the Pension Benefit Guaranty Corporation (or any successor thereto) for valuing immediate annuities under terminating defined benefit pension plans. A director's election to receive a single sum must be made in writing within the 30 calendar days after the date the individual is first elected as a director.

      In addition to the foregoing, the Board of Directors may, in its discretion and in recognition of a director's period of service before March 1, 1994 as a director and possibly as Chairman, authorize the Company to pay a retirement benefit following the director's death or resignation (unless the director has vested benefits as a result of completing nine years of service). Any such action shall be approved by the Board and by a majority of the directors who are not "interested persons" of the Company within 120 days following the director's death or resignation and may be authorized as a single sum cash payment or as not more than ten annual payments (beginning the first anniversary of the director's date of death or resignation and continuing for one or more anniversary date(s) thereafter).



      The obligation of the Company to pay benefits to a former director is neither secured nor funded by the Company but is binding upon its successors in interest. The payment of such benefits under the retirement plan has no priority or preference over the lawful claims of the Company's creditors or shareholders, and the right to receive such payments is not assignable or transferable by a director (or former director) other than by will, by the laws of descent and distribution, or by the director's written designation of a beneficiary.


TRUSTEES AND OFFICERS OF MASTER INVESTMENT TRUST, SERIES I


      The trustees and officers of Master Investment Trust, Series I, (the "Master Trust") a Delaware business trust of which the Master Portfolio is a series, their addresses, ages and principal occupation during the past five years are:



                                                 Position with
Name and Address                          Age    the Master Trust            Principal Occupations
----------------                          ---    ----------------            ---------------------
Thomas M. Collins                         61     Chairman of the             See "Directors and
McDermott & Trayner                              Board                       Officers of the Company."
255 South Lake Avenue,
Suite 410
Pasadena, CA 91101





Michael Austin                            59     Trustee                     Chartered Accountant;
Victoria House                                                               Trustee, Master
Nelson Quay                                                                  Investment Trust, Series
Governor's Harbour                                                           II (since 1993); Retired
British West Indies                                                          Partner, KPMG Peat
                                                                             Marwick LLP.

Robert E. Greeley                         62     Trustee                     See "Directors and
Page Mill Asset Management                                                   Officers of the Company."
433 California Street
Suite 900
San Francisco, CA  94104

                                                 Position with
Name and Address                          Age    the Master Trust            Principal Occupations
----------------                          ---    ----------------            ---------------------
Robert A. Nathane*                        70     Trustee                     Retired President, Laird
1200 Shenandoah Drive East                                                   Norton Trust Company,
Seattle, WA  98112                                                           Chairman of the Board of
                                                                             Advisors, Phoenix Venture
                                                                             Funds; Trustee, Seafirst
                                                                             Retirement Funds (since
                                                                             July 1993); Trustee,
                                                                             Master Investment Trust,
                                                                             Series II (since 1993);
                                                                             former Trustee, First
                                                                             Funds of America
                                                                             (registered investment
                                                                             companies); former
                                                                             Supervisor, Collective
                                                                             Investment Trust for
                                                                             Seafirst Retirement
                                                                             Accounts (collective
                                                                             investment funds).

Cornelius J. Pings                        66     Trustee                     See "Directors and
Association of                                                               Officers of the
American Universities                                                        Company."
One Dupont Circle
Suite 730
Washington, DC  20036

Richard E. Stierwalt                      40     President                   See "Directors and
125 West 55th Street                                                         Officers of the
11th Floor                                                                   Company."
New York, NY  10019

Adrian J. Waters                          32     Executive Vice              Managing Director of
ITT House                                        President and               Concord Management
23 Earlsfort Terrace                             Treasurer                   (Ireland) Limited since
Dublin 2, Ireland                                                            May 1993;Manager in
                                                                             Investment Company
                                                                             Industry Services Group,
                                                                             Price Waterhouse, 1989 -
                                                                             1993; Member of Oliver
                                                                             Freaney & Co./Spicer &
                                                                             Oppenheim Chartered
                                                                             Accountants, 1986- 1989.

W. Bruce McConnel, III                    52     Secretary                   See "Directors and
Philadelphia National Bank

                                                 Position with
Name and Address                          Age    the Master Trust            Principal Occupations
----------------                          ---    ----------------            ---------------------
Building, Suite 1100                                                         Officers of the Company."
1345 Chestnut Street
Philadelphia, PA 19107



--------------

* Mr. Nathane is an "interested trustee" of the Master Trust as defined in the 1940 Act.


      Each trustee receives an aggregate annual fee of $1,500 plus $500 per meeting attended and $250 per day for each full day devoted to travel in connection with each meeting attended, for his services as trustee of the Master Trust. Each trustee is also reimbursed for out-of-pocket expenses incurred as a trustee. The trustee's fees and reimbursements are allocated among all of the Master Trust's portfolios based on their relative net asset values. For its fiscal year ended February 28, 1995, the Master Trust paid or accrued for the account of its trustees as a group for services in all capacities a total of $30,221; none of this amount was allocated to the Master Portfolio.



      The following chart provides certain information as of February 28, 1995 about the fees received by directors of the Company as directors and/or officers of the Company and as directors and/or trustees of the Fund Complex:



                                                                                                                     TOTAL
                                                                                                                  COMPENSATION
                                                                 PENSION OR                                           FROM
                                                                 RETIREMENT               ESTIMATED                REGISTRANT
                                         AGGREGATE                BENEFITS                  ANNUAL                  AND FUND
                                       COMPENSATION              ACCRUED AS                BENEFITS                 COMPLEX*
        NAME OF PERSON/                  FROM THE               PART OF FUND                 UPON                   PAID TO
            POSITION                      COMPANY                 EXPENSES                RETIREMENT               DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
Thomas M. Collins                        $100,000                    $0                       $0                    $110,000
President and
Chairman of the
Board+
----------------------------------------------------------------------------------------------------------------------------
Douglas B. Fletcher                      $ 57,500                    $0                       $0                    $ 57,500
Vice Chairman of
the Board
----------------------------------------------------------------------------------------------------------------------------
Robert E. Greeley**                      $ 57,500                    $0                       $0                    $ 65,781
Director
----------------------------------------------------------------------------------------------------------------------------
Kermit O. Hanson                         $ 57,500                    $0                       $0                    $ 63,500
Director
----------------------------------------------------------------------------------------------------------------------------
Cornelius J. Pings                       $ 57,500                    $0                       $0                    $ 57,500
Director
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                     TOTAL
                                                                                                                  COMPENSATION
                                                                 PENSION OR                                           FROM
                                                                 RETIREMENT               ESTIMATED                REGISTRANT
                                         AGGREGATE                BENEFITS                  ANNUAL                  AND FUND
                                       COMPENSATION              ACCRUED AS                BENEFITS                 COMPLEX*
        NAME OF PERSON/                  FROM THE               PART OF FUND                 UPON                   PAID TO
            POSITION                      COMPANY                 EXPENSES                RETIREMENT               DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Trefftzs                       $57,500                    $0                       $0                     $57,500
Director
============================================================================================================================

--------------


* The "Fund Complex" consists of the Company, Seafirst Retirement Funds, Master Investment Trust, Series I and Master Investment Trust, Series II.



**    Mr. Greeley became a director of the Company on April 25, 1994.



+ Mr. Collins was President and Chairman of the Board of the Company until August 31, 1995.

INVESTMENT ADVISER


      Bank of America is the successor by merger to Security Pacific National Bank ("Security Pacific"), which previously served as investment adviser to the other investment portfolios of the Company since the commencement of its operations. As described in the Prospectus, the Fund has not retained the services of an investment adviser since it seeks to achieve its investment objective by investing all of its assets in the Master Portfolio. In the Investment Advisory Agreement with the Master Trust, Bank of America has agreed to provide investment advisory services as described in the Prospectus. Bank of America has also agreed to pay all expenses incurred by it in connection with its activities under its agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Master Portfolio. In rendering its advisory services, Bank of America may utilize Bank officers from one or more of the departments of the Bank which are authorized to exercise the fiduciary powers of Bank of America with respect to the investment of trust assets. In some cases, these officers may also serve as officers, and utilize the facilities, of wholly owned subsidiaries and other affiliates of Bank of America or its parent corporation. In addition, the agreement also provides that Bank of America may, in its discretion, provide advisory services through its own employees or employees of one or more of its affiliates that are under the common control of Bank of America's parent, BankAmerica Corporation; provided such employees are under the management of Bank of America.



      For the services provided and expenses assumed pursuant to the Investment Advisory Agreement for the Master Portfolio, the Master Trust has agreed to pay Bank of America fees, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Master Portfolio. The fees payable to Bank of America are not subject to reduction as the value of the Master Portfolio's net assets increases. From time to time, Bank of America may waive fees or reimburse the Company or the Master Portfolio for expenses voluntarily or as required by certain state securities laws. If total expenses borne by the Fund in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, Bank of America will reimburse the Company and the Master Trust the amount of such excess to the extent required by such regulations in proportion to the fees otherwise payable to them for such year. As of the date of this Statement of Additional Information, the most restrictive expense limitation that may be applicable to the Company limits aggregate annual expenses with respect to the Fund (including management and advisory fees and the Fund's pro-rata share of such expenses of the Master Portfolio but excluding interest, taxes, brokerage commissions, and certain other expenses) to 2-1/2% of the first $30 million of its average daily net assets, 2% of the next $70 million, and 1-

1/2% of its remaining average daily net assets. During the course of the Company's fiscal year, Bank of America or the Administrator may assume certain expenses and/or not receive payment of fees of the Fund or Master Portfolio, while retaining the ability to be reimbursed by the Fund or Master Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed and decreasing yield when such fees or amounts are reimbursed.



      The Investment Advisory Agreement for the Master Portfolio provides that Bank of America shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.


THE GLASS-STEAGALL ACT AND PROPOSED LEGISLATION


      The Glass-Steagall Act, among other things, prohibits banks from engaging in the business of underwriting securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.



      Bank of America believes that if the question were properly presented, a court should hold that Bank of America may perform the services for the Master Portfolio contemplated by the Investment Advisory Agreement, the Prospectus, and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether a national bank may perform services comparable to those performed by Bank of America and that future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent Bank of America from continuing to perform such services for the Master Portfolio or from continuing to purchase Fund shares for the accounts of its customers.



      For a discussion of the Glass Steagall Act in connection with the Company's Shareholder Service Plan and Distribution and Shareholder Service Plan, see "Plan Payments" in the Fund's Prospectus.



      On the other hand, as described herein, the Fund is currently distributed by Concord Financial Group, Inc. Concord Holding Corporation, its parent, either directly or through its off-shore subsidiary, provides the Master Portfolio and the Fund with administrative services. If current restrictions under the Glass-Steagall Act preventing a bank from sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Company and the Master Trust expect that Bank of America would consider the possibility of offering to perform some or all of the services now provided by Concord Holding Corporation or Concord Financial Group, Inc. From time to time, legislation modifying such restriction has been introduced in Congress which, if enacted, would permit a bank holding company to establish a non-bank subsidiary having the authority to organize, sponsor and distribute shares of an investment company. If this or similar legislation were enacted, the Company and the Master Trust expect that Bank of America's parent bank holding company would consider the possibility of one of its non-bank subsidiaries offering to perform some or all of the services now provided by Concord Holding Corporation or Concord Financial Group, Inc. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Bank of America or such a non-bank affiliate might offer to provide services for consideration by the Company's Board of Directors or the Master Trust's Board of Trustees.


ADMINISTRATOR


      Concord Holding Corporation (the "Administrator"), with offices at 125 W. 55th Street, New York, New York 10019 and 3435 Stelzer Road, Columbus, Ohio 43219 is an indirect, wholly owned subsidiary of The BISYS Group, Inc. The Administrator also serves as administrator to several other investment companies.

      The Administrator (and/or its off-shore affiliate), provides administrative services to the Company and the Master Portfolio as described in the Fund's Prospectus pursuant to separate administration agreements for the Company and the Master Trust. The Master Portfolio's administration agreement will continue in effect until October 31, 1996, and thereafter for successive periods of one year, provided that such continuance is specifically approved at least annually (a) by a vote of a majority of those members of the Board of Trustees of the Master Trust who are not parties to the administration agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees of the Master Trust or by vote of a "majority of the outstanding voting securities" of the Master Portfolio. The Master Portfolio's administration agreement is terminable at any time without penalty by the Master Portfolio's Board of Trustees or by a vote of a majority of the Master Portfolio's outstanding interests upon 60 days' notice to the Administrator, or by the Administrator upon 90 days' notice to the Master Portfolio. The Fund's administration agreement will continue in effect until October 31, 1996 and thereafter will be extended for successive periods of one year, provided that each such extension is specifically approved (a) by vote of a majority of those members of the Company's Board of Directors who are not interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. The agreement is terminable at any time without penalty by the Company's Board of Directors or by a vote of a majority of the Fund's outstanding securities upon 60 days' notice to the Administrator, or by the Administrator upon 90 days' notice to the Company.



      The Company has agreed to pay the Administrator a fee for its services as Administrator, accrued daily and payable monthly, at the annual rate of .15% of the average daily net assets of the Fund. Similarly, the Master Portfolio has agreed to pay the Administrator a fee for its services, accrued daily and payable monthly, at the annual rate of .05% of the average daily net assets of the Master Portfolio. The fees payable to the Administrator are not subject to reduction as the value of the Fund's and the Master Portfolio's net assets increases. From time to time, the Administrator may waive fees or reimburse the Master Portfolio or the Fund for expenses, either voluntarily or as required by certain state securities laws.



      The Administrator will bear all expenses in connection with the performance of its services under the administration agreements with the exception of the fees charged by PFPC, Inc. ("PFPC") for certain fund accounting services which are borne by the Fund and the Master Portfolio. Expenses borne by the Fund and/or Master Portfolio include taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, partners, employees or holders of 5% or more of the outstanding voting securities of Bank of America or the Administrator or any of their affiliates, SEC fees and state securities qualification fees, advisory fees, administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, outside auditing and legal expenses, costs of maintaining corporate existence, costs attributable to investor services, including without limitation telephone and personnel expenses, costs of preparing and printing prospectuses and Statements of Additional Information for regulatory purposes, cost of shareholders' reports and corporate meetings and any extraordinary expenses. Certain distribution and shareholder servicing fees in connection with the Company's shares are also paid by the Company. See "Distributor and Plan Payments."



      The administration agreements provide that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Master Portfolio in connection with the performance of the administration agreements, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its obligations and duties thereunder.


      Bank of America has received an option entitling it to purchase approximately 4% of the Administrator's authorized common stock on or before December 31, 1998.

DISTRIBUTOR AND PLAN PAYMENTS


      Concord Financial Group, Inc. (the "Distributor"), a wholly-owned subsidiary of the Administrator, acts as distributor of the shares of the Company. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of the Company's shares although it is not obliged to sell any particular amount of shares. The distribution agreement shall continue in effect until October 31, 1996. Thereafter, if not terminated, the distribution agreement shall continue automatically for successive terms of one year, provided that such continuance is specifically approved at least annually (a) by a vote of a majority of those members of the Board of Directors of the Company who are not parties to the distribution agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors of the Company or by vote of a "majority of the outstanding voting securities" of the Fund as to which the distribution agreement is effective; provided, however, that the distribution agreement may be terminated by the Company at any time, without the payment of any penalty, by vote of a majority of the entire Board of Directors of the Company or by a vote of a "majority of the outstanding voting securities" of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 90 days' written notice to the Company. The agreement will automatically and immediately terminate in the event of its "assignment."


THE SHAREHOLDER SERVICE PLAN



      The Distributor is entitled to payment by the Company for certain shareholder servicing expenses, in addition to the sales loads on Class A shares described above and in the Prospectus, under the Shareholder Service Plan (the "Plan") adopted by the Company for its Class A shares. Under the Plan for Class A shares, the Company pays the Distributor, with respect to the Fund, for (a) non-distribution shareholder services provided by the Distributor to Service Organizations and/or the beneficial owners of Fund shares, including, but not limited to shareholder servicing provided by the Distributor at facilities dedicated for Company use, provided such shareholder servicing is not duplicative of the servicing otherwise provided on behalf of the Fund, and (b) fees paid to Service Organizations (which may include the Distributor itself) for the provision of support service to the shareholders for whom the Service Organization is the dealer of record or holder of record or with whom the Service Organization has a servicing relationship ("Clients").


      Support services provided by Service Organizations may include, among other things: (i) establishing and maintaining accounts and records relating to Clients that invest in Fund shares; (ii) processing dividend and distribution payments from the Fund on behalf of Clients; (iii) providing information periodically to Clients regarding their positions in shares; (iv) arranging for bank wires; (v) responding to Client inquiries concerning their investments in Fund shares; (vi) providing the information to the Fund necessary for accounting or subaccounting; (vii) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Clients; (viii) assisting in processing exchange and redemption requests from Clients; (ix) assisting Clients in changing dividend options, account designations and addresses; and (x) providing such other similar services.


      The Shareholder Service Plan provides that the Distributor is entitled to receive payments for expenses on a monthly basis, at an annual rate not exceeding 0.25% of the average daily net assets of the Class A shares of the Fund during such month for shareholder servicing expenses. The calculation of a Fund's average daily net assets for these purposes does not include assets held in accounts opened via a transfer of assets from trust and agency accounts of Bank of America. Further, payments made out of or charged against the assets of the Fund must be in payment for expenses incurred on behalf of the Fund.

      If in any month the Distributor expends or is due more monies than can be immediately paid due to the percentage limitation described above, the unpaid amount is carried forward from month to month while the Plan is in effect until such time, if ever, when it can be paid in accordance with such percentage limitations. Conversely, if in any month the Distributor does not expend the entire amount then available under the Plan, and assuming that no unpaid amounts have been carried forward and remain unpaid, then the amount not expended will be a credit to be drawn upon by the Distributor to permit future payment. However, any unpaid amounts or credits due under the Plan may not be "carried forward" beyond the end of the fiscal year in which such amounts or credits due are accrued.

      Payments for shareholder service expenses under the Shareholder Service Plan are not subject to Rule 12b-1 (the "Rule") under the 1940 Act. Pursuant to the Shareholder Service Plan, the Distributor provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. In addition, the Plan provides that the selection and nomination of the directors of the Company who are not "interested persons" of the Company have been committed to the discretion of the directors who are neither "interested persons" (as defined in the 1940 Act of the Company, nor have any direct or indirect financial interest in the operation of the Shareholder Service Plan (or related servicing agreements) (the "Non-Interested Plan Directors").


      The Company's Board of Directors has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan is subject to annual reapproval by a majority of the Non-Interested Plan Directors and is terminable at any time with respect to the Fund by a vote of a majority of such Directors or by vote of the holders of a majority of the Class A shares of the Fund. Any agreement entered into pursuant to the Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the Non-Interested Plan Directors, by vote of the holders of a majority of the Class A shares of the Fund, by the Distributor or by the Service Organization. Each agreement will also terminate automatically in the event of its assignment.

      The Company understands that Bank of America and/or some Service Organizations may charge their clients a direct fee for administrative and shareholder services in connection with the holding of Fund shares. These fees would be in addition to any amounts which might be received under the Plans. Small, inactive long-term accounts involving such additional charges may not be in the best interest of shareholders.


      The Distribution and Services Plan. The Distributor is also entitled to payment from the Company for distribution and service fees pursuant to the Distribution and Services Plan (the "12b-1 Plan") adopted on behalf of the Class B shares. Under the 12b-1 Plan, the Company may pay the Distributor for: (a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing Class B shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature for Class B shares; expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current Class B shareholders; (c) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants, and estate planning firms (severally, "a Distribution Organization") with respect to a Fund's Class B shares beneficially owned by customers for whom the Distribution Organization is the Distribution Organization of record or holder of record of such Class B shares; (d) the direct or indirect cost of financing the payments or expenses included in (a) and (c) above; or (e) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.



      Pursuant to the 12b-1 Plan, the Company may also pay securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants, and estate planning firms (severally, a "Service Organization") for administrative support services provided with respect to its Clients' Class B shares. Administrative services provided may include some or all of the following: (i) processing dividend and distribution payments from a Fund on behalf of its Clients; (ii) providing information periodically to its Clients showing their positions in Class B shares; (iii) arranging for bank wires; (iv) responding to routine Client inquiries concerning their investment in Class B shares; (v) providing the information to the Fund necessary for accounting or sub-accounting; (vi) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its Clients; (vii) aggregating and processing purchase, exchange, and redemption requests from its Clients and placing net purchase, exchange, and redemption orders for its

Clients; (viii) providing Clients with a service that invests the assets of their accounts in Class B shares pursuant to specific or pre-authorized instructions; (ix) establishing and maintaining accounts and records relating to Clients that invest in Class B shares; (x) assisting Clients in changing dividend options, account designations and addresses; or (xi) other similar services if requested by the Company.



      The 12b-1 Plan for Class B shares provides that the Distributor is entitled to receive payments on a monthly basis at an annual rate not exceeding 1.00% of the average daily net assets during such month of the outstanding Class B shares to which such 12b-1 Plan relates. Not more than 0.25% of such net assets will be used to compensate Service Organizations for personal services provided to Class B shareholders and/or the maintenance of such shareholders' accounts and not more than 0.75% of such net assets will be used for promotional and other primary distribution activities.



      Payments made out of or charged against the assets of a particular class of shares of a particular Fund must be in payment for expenses incurred on behalf of that class.



      Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of /Company/ shares." The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plan provides that a written report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be given to the Board of Directors for its review at least quarterly. In addition, the Plan provides that it may not be amended to increase materially the costs which a Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval and that other material amendments of the 12b-1 Plan must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan, or in any agreements entered into in connection with the 12b-1 Plan, by vote cast in person at a meeting called for the purpose of considering such amendments (the "Non-Interested Plan Directors"). The selection and nomination of the directors of the Company who are not "interested persons" of the Company have been committed to the discretion of the Non-Interested Plan Directors.



      The Company's Board of Directors has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its Class B shareholders. The 12b-1 Plan is subject to annual reapproval by a majority of the Company's Board of Directors, including a majority of the Non-Interested Plan Directors and is terminable without penalty at any time with respect to the Fund by a vote of a majority of the Non-Interested Plan Directors or by vote of the holders of a majority of the outstanding Class B shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the Non-Interested Plan Directors, by vote of the holders of a majority of the outstanding Class B shares of the Fund, or by the Service Organization. The agreement will also terminate automatically in the event of its assignment.


YIELD AND TOTAL RETURN


      From time to time, the yield and the total return of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Master Portfolio's investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of the Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling (800) 346-2087.



      Yield Calculations. The yield for the respective share class of the Fund is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share (including the maximum front-end sales charge of a Class A share) on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period with respect to a particular class is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period attributable to that class minus expenses accrued for the period attributable to that class, net of reimbursements. This calculation can be expressed as follows:


                                        a-b
                           Yield = 2 ((----- + 1)6 - 1)
                                         cd

   Where:  a =    dividends and interest earned during the period.

           b =    expenses accrued for the period (net of reimbursements).

           c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

           d = maximum offering price per share on the last day of the period.

      For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities is recognized by accruing 1/360 of the stated dividend rate of the security each day. Except as noted below, interest earned on debt obligations is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

      Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

      With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Master Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

      Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter. The Fund's maximum offering price per share for purposes of the formula includes the maximum sales load imposed by the Fund on Class A shares -- currently 4.50% of the per share offering price.



      Total Return Calculations. The Fund may compute its average annual total return separately for its separate share classes by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:


                                      ERV(1/n)
                               T = ((---------)  - 1)
                                         P

   Where: T    =    average annual total return.

          ERV  =    ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

          P    =    hypothetical initial payment of $1,000.

          n    =    period covered by the computation, expressed in terms of
                    years.


      The Fund computes its aggregate total return separately for its separate share classes by determining the aggregate rate of return during specified periods that likewise equates the initial amount invested in a particular share class to the ending redeemable value of such investment in the class. The formula for calculating aggregate total return is as follows:


                                                 ERV
                     aggregate total return = ((----- - 1))
                                                  P

      The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. In addition, the Fund's average annual total return and aggregate total return quotations reflect the deduction of the maximum front-end sales load charged in connection with the purchase of Class A shares and the deduction of any applicable contingent deferred sales charge with respect to Class B shares.



      The Fund may advertise total return data without reflecting sales charges imposed on the purchase of shares of the Fund in accordance with the rules of the SEC. Quotations which do not reflect the sales load will, of course, be higher than quotations which do.


                               GENERAL INFORMATION

DESCRIPTION OF SHARES


      The Company is an open-end management investment company organized as a Maryland corporation on October 27, 1982. The Fund's Charter authorizes the Board of Directors to issue up to two hundred billion full and fractional common shares. Pursuant to the authority granted in the Charter, the Board of Directors has authorized the issuance of twenty-two classes of stock - Classes A through W Common Stock, $.001 par value per share, representing interests in twenty-two separate investment portfolios. Class T represents interests in the Class A shares of the International Equity Fund and Class T--Special Series 3 represents interests in the Class B shares of the International Equity Fund. The Company's charter also authorizes the Board of Directors to classify or reclassify any particular class of the Company's shares into one or more series.


      Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, the Company's shares will be fully paid and non-assessable. For information concerning possible restrictions upon the transferability of the Company's shares and redemption provisions with respect to such shares, see "Additional Purchase and Redemption Information."

      Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or other applicable law or when permitted by the Board of Directors. Shares have cumulative voting rights to the extent they may be required by applicable law.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each fund affected by the matter. The Fund is affected by a matter unless it is clear that the interests of each of the Company's funds in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2 any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to particular funds.

      Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of the Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

THE MASTER PORTFOLIO


      The Master Portfolio is a separate series of Master Investment Trust, Series I, which was organized on October 26, 1992 as a Delaware business trust. The Master Trust's Declaration of Trust authorizes its Board of Trustees to issue an unlimited number of interests of beneficial interest and to establish and designate any unissued interests of one or more additional series of interests. Investors in the Master Portfolio are entitled to distributions arising from the net investment income and net realized gains, if any, earned on investments held by the Master Portfolio. Investors are also entitled to participate in the net distributable assets of the Master Portfolio on liquidation. Beneficial interests have no preemptive, conversion or exchange rights.


REPORTS


      Shareholders will receive unaudited semi-annual reports describing the Master Portfolio's and the Fund's investment operations and annual financial statements of the Master Portfolio and the Fund, audited by the independent accountants.


CUSTODIAN, ACCOUNTING AGENT AND TRANSFER AGENT


      PNC Bank, National Association ("PNC") has been appointed custodian for the Fund and the Master Portfolio. As custodian of the assets of the Fund and the Master Portfolio, PNC (i) maintains a separate account or accounts in the name of the Fund and Master Portfolio (as applicable), (ii) holds and disburses portfolio securities; (iii) makes receipts and disbursements of money,
(iv) collects and receives income and other payments and distributions on account of portfolio securities, (v) responds to correspondence from security brokers and others relating to its respective duties and (vi) makes periodic reports concerning its respective duties. PFPC, Bellevue Park Corporate
Center, 400 Bellevue Parkway, Wilmington, DE 19809 provides the Fund and Master Portfolio with certain accounting services pursuant to separate fund accounting services agreements with the Administrator. Under the fund accounting services agreements, PFPC has agreed to provide certain accounting, bookkeeping, pricing, dividend and distribution calculation services with respect to the Company and the Master Portfolio, respectively. The monthly fees charged by PFPC under the fund accounting services agreements are borne by the Fund and the Master Portfolio, respectively.



      BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 serves as transfer and dividend disbursing agent for the Fund.


COUNSEL

      Drinker Biddle & Reath (of which W. Bruce McConnel, III, Secretary of the Company, is a partner), 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serves as counsel to the Company and will pass upon the legality of the shares offered hereby.

INDEPENDENT ACCOUNTANTS


      Price Waterhouse LLP, independent accountants, with offices at 1177 Avenue of the Americas, New York, New York 10036, has been selected as independent accountants of the Fund and for the Master Portfolio.


MISCELLANEOUS


      As used in the Prospectus and this Statement of Additional Information, a "vote of a majority" of the outstanding interests of the Master Portfolio, the outstanding shares of the Fund or a particular series means the affirmative vote of the lesser of (a) more than 50% of the outstanding interests of the Master Portfolio, the outstanding shares of the Fund or such series, or (b) 67% of the interests of the Master Portfolio, the shares of the Fund or such series present at a meeting at which more than 50% of the outstanding interests of the Master Portfolio, the outstanding shares of the Fund or series (as applicable) are represented in person or by proxy.



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the Treasury Fund were as follows:
Hare & Company, Bank of New York, Short Term Investment Funds, Attn: Bimal Saha, One Wall Street, New York, NY 10286, 129,738,570.66 shares (9.91%); BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042, Attn:
Unit #7852 - Bob Santilli, San Francisco, CA 94120, 187,236,422.96 shares (14.31%); and Bank of America State Trust Company, 299 N. Euclid Avenue, Pasadena, CA 91101, 879,468,871.56 shares (67.23%).



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Shares of the Treasury Fund were as follows: Bank of America TTEE/Custodian For Investing in Horizon Treasury Fund, Attn: Common Trust Funds Units, 8329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 340,367,029.56 shares (11.76%).



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the Treasury Fund were as follows: Omnibus Account Horizon for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 182,496,513.51 shares (17.82%); and Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 321,226,413.93 shares (31.36%).



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the California Tax- Exempt Money Market Fund were as follows: Omnibus Account For the Shareholder Accounts Maintained By Concord Financial Services, Inc.,
Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 55,027,046.86 shares (33.60%); and BA Investment Services, Inc., Attn: Bob Santilli, 185 Berry Street, 3rd Floor, Unit 7852, San Francisco, California 94107, 43,548,248.13 shares (7.21%).



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the California Tax-Exempt Money Market Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: Common Trust Funds Unit #8329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 30,906,970.67 shares (6.99%); and BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042, Attn: Unit #7852 - Bob Santilli, San Francisco, CA 94120, 370,355,176.96 shares (83.76%).

      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the Prime Fund were as follows: Omnibus Account For the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 219,051,606.48 shares (15.53%); Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 583,075,731.46 shares (41.34%); and Security Pacific Cash Management, c/o Bank of America - GPO m/c 5533, 1850 Gateway Boulevard m/c 5533, Concord, CA 94520, 479,982,900 shares (9.59%).



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Shares of the Prime Fund were as follows: Bank of America TTEE/Custodian For Investing in Horizon Prime Funds, Attn: Common Trust Funds Unit 8329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 602,705,536.17 shares (20.83%).



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the Prime Fund were as follows: Hare & Co. Bank of New York, Short Term Investment Funds, Attn: Bimal Saha, One Wall Street, New York, NY 10286, 116,544,091.86 shares (6.05%); BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042, Attn: Unit #7852 - Bob Santilli, San Francisco, CA 94120, 1,314,518,652.69 shares (68.31%); and Bank of America State Trust Company, 299 N. Euclid Avenue, Pasadena, CA 91101, 179,521,133.11 shares (9.33%).



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the Tax-Exempt Money Market Fund were as follows: Fatigue Technologies, Inc.,
Attn: Kevin Dooley, 100 Andover Park West, Seattle, WA 98138, 2,582,833.38 shares (5.36%); Bank of America Illinois Sweep, Attn: Jewel James, 231 South LaSalle Street, Chicago, IL 60697, 5,000,000 shares (10.39%); Omnibus Account for the Shareholder Accounts Maintained by Concord Financial Services, Inc.,
Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 21,318,681.46 shares (44.30%); Omnibus Account for the Shareholder Accounts Maintained by Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 3,038,268.73 shares (6.31%); and Bank of America Custodian for Investing in Horizon Tax-Exempt Fund, Attn. Common Trust Funds. Unit 8329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 115,395,847.74 shares (26.39%); and Continental Bank Natl. Assn.

Cust., FBO Cust & Co., Attn: Mary Chester, 231 South LaSalle Street 6Q, Chicago, IL 606970001, 174,128,061.4 shares (39.82%).



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the Tax-Exempt Money Market Fund were as follows: BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042, Attn: Unit #7852 - Bob Santilli, San Francisco, California 94120, 49,103,295.68 shares (87.39%); and Bank of America State Trust Company, 299 N. Euclid Avenue, Pasadena, California 91101, 5,534,888.99 shares (9.85%).



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the Government Fund were as follows: COHU, Inc., 5755 Kearny Villa Road, San Diego, CA 92123, 12,187,859.46 shares (5.60%); Perkins, Coie, Stone, Olsen & Willi, Attn: Brennan J. Devine, 1201 Third Avenue, 40th FL, Seattle, WA 98101, 14,506,737.78 (6.67%); Toasty, Ltd., Leslie L. Alexander, One Greenway Plaza, Suite 645, Houston, TX 77046, 12,847,594.83 shares (5.91%); Rocket Ball, Ltd.,
One Greenway Plaza, Suite 645, Houston, TX 77046, 15,022,454.78 shares (6.91%); and Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 38,579,041.68 shares (17.74%).



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the Government Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: ACI Unit #8329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 65,616,870.55 shares (21.09%); and BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042, Attn: Unit #7852 - Bob Santilli, San Francisco, California 94120, 198,966,023.95 shares (63.95%).



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Horizon Service Shares of the Treasury Only Fund were as follows: National Home Mortgage Corp., Attn:
Mortgage Banking, Treasury Operations, 5565 Morehouse Drive 3rd FL, San Diego, CA 92121, 12,801,637.68 shares (9.38%); Comcare, Inc., 4001 N. 3rd Street, Suite
120, Phoenix, AZ 85012, 18,619,366.33 shares (13.65%); Comcare, Inc., 4001 N.
3rd Street, Suite 120, Phoenix, AZ 85012, 7,425,544.39 shares (5.44%); Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 31,525,895.7 shares (23.12%); and BA Investment Services, Inc., Attn: Bob Santilli, 185 Berry Street 3rd Floor Unit 7852, San Francisco, CA 94107, 21,434,633.16 shares (5.38%).

      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Pacific Horizon Shares of the Treasury Only Fund were as follows: Bank of America National Trust and Savings Association, The Private Bank, Attn: ACI Unit #8329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 28,253,603.65 shares (10.85%); Bank of America State Trust Co., 299 N. Euclid Avenue, Pasadena, CA 91101, 24,389,477.13 shares (9.37%); Hare & Co., Bank of New York, Short Term Investment Funds, Attn:
Bimal Saha, One Wall Street, New York, NY 10286, 24,091,542.54 shares (9.25%); and BA Investment Services, Inc., For the Benefit of Clients, P.O. Box 7042,
Attn: Unit #7852 - Bob Santilli, San Francisco, CA 94120, 154,869,688.24 shares (59.52%).



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Class A Shares of the National Municipal Bond Fund were as follows: BA Investment Services, Inc., FBO 405084421, 555 California Street, 4th FL #2640, San Francisco, CA 94104, 56,270.593 shares (5.59%); and BA Investment Services, Inc., FBO 407021281, 185 Berry Street, 3rd FL #2640, San Francisco, CA 94104, 50,388,324 shares (5.00%).



      At November 30, 1995, the name, address and share ownership of the entities which held more than 5% of the outstanding Class A Shares of the Corporate Bond Fund were as follows: Dean Witter Reynolds, Inc., Attn: Stanley Worksman, Stock Record Dept. 5th, 5 World Trade Center, New York, NY 10048, 118,064 shares (5.96%); and Smith Barney, Inc. CUST, 388 Greenwich 16th FL, New York, NY 10013, 128,824.633 shares (6.50%).


      At such date, no other person was known by the Company to hold of record or beneficially more than 5% of the outstanding shares of any other investment portfolio of the Company.


      The Prospectus relating to the Fund and this Statement of Additional Information omit certain information contained in the Company's registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the Commission by paying the charges prescribed under its rules and regulations.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

      "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

      "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

      "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

      "B" - Issue has only a speculative capacity for timely payment.

      "C" - Issue has a doubtful capacity for payment.

      "D" - Issue is in payment default.

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

      "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

      "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

      "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      "Not Prime" - Issuer does not fall within any of the Prime rating categories.


      The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff &
Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:



      "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.



      "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.



      "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.



      "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.



      "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

      "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.



      "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


      Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

      "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

      "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

      "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

      "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

      "D" - Securities are in actual or imminent payment default.

      Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

      Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

      "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

      "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

      "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

      "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

      IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

      "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

      "A2" - Obligations are supported by a good capacity for timely repayment.

      "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

      "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

      "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

      The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

      "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

      "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

      "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

      "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

      "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

      "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

      "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.


      "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.



      "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


      "CI" - This rating is reserved for income bonds on which no interest is being paid.


      "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


      PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


      "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.


      The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

      "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

      "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

      Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


      Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.

      The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

      "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

      "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

      "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

      "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

      "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

      To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

      The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

      "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

      "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

      To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

      IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

      "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

      "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

      "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

      "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

      "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

      IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

      Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

      "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

      "AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

      "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

      "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

      "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

      "D" - This designation indicates that the long-term debt is in default.

      PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS


      A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:


      "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

      "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

      "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

      "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

      "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

      "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

      Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B


      As stated in the Prospectus, the Master Portfolio may enter into futures contracts and options for hedging purposes. Such transactions are described in this Appendix.


I.    Interest Rate Futures Contracts.


      Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Master Portfolio may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.



      The Master Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Master Portfolio, through using futures contracts.



      Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Master Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Master Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

      Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Master Portfolio's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Master Portfolio is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Master Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Master Portfolio's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Master Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, the Master Portfolio realizes a loss.



      Interest rate futures contracts are traded in an auction environment on the floors of several exchanges principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. The Master Portfolio would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.



      A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. The Master Portfolio may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.



      Examples of Futures Contract Sale. The Master Portfolio would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Master Portfolio tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Master Portfolio might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

      In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

      The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.


      If interest rate levels did not change, the Master Portfolio in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.



      Examples of Futures Contract Purchase. The Master Portfolio would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Master Portfolio's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Master Portfolio would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Master Portfolio may purchase.



      For example, assume that the market price of a long-term bond that the Master Portfolio may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Master Portfolio might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Master Portfolio would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Master Portfolio pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.



      The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Master Portfolio would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.



      If, however, short-term rates remained above available long-term rates, it is possible that the Master Portfolio would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.


II.   Stock Index Futures Contracts.

      A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

      The Master Portfolio will sell stock index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Master Portfolio may do so either to hedge the value of its portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Master Portfolio will purchase stock index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Master Portfolio will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.



      In addition, the Master Portfolio may utilize stock index futures contracts in anticipation of changes in the composition of its respective portfolio holdings. For example, in the event that the Master Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Master Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its respective portfolio securities will decline prior to the time of sale.


      The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

     Portfolio                                            Futures
     ---------                                            -------
                                                     -Day Hedge is Placed-

Anticipate Buying $62,500                              Buying 1 Index Futures
Portfolio                                               at 125
                                                       Value of Futures =
                                                             $62,500/Contract

                                                     -Day Hedge is Lifted-

Buy Portfolio with                                   Sell 1 Index Futures at 130
   Actual Cost = $65,000                                Value of Futures = $65,000/
Increase in Purchase Price =                              Contract
   $2,500                                               Gain on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective:  Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index = 1.0

     Portfolio                                            Futures
     ---------                                            -------
                                                     -Day Hedge is Placed-

Anticipate Selling $1,000,000                           Sell 16 Index Futures at 125
Portfolio                                            Value of Futures = $1,000,000

                                                     -Day Hedge is Lifted-

Portfolio-Own                                        Buy 16 Index Futures at 120
   Stock with Value = $960,000                          Value of Futures = $960,000
   Loss in Portfolio Value = $40,000                    Gain on Futures = $40,000


      If, however, the market moved in the opposite direction, that is, market value decreased and the Master Portfolio had entered into an anticipatory purchase hedge, or market value increased and the Master Portfolio had hedged its stock portfolio, the results of the Master Portfolio's transactions in stock index futures would be as set forth below.

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

     Portfolio                                            Futures
     ---------                                            -------
                                                     -Day Hedge is Placed-

Anticipate Buying $62,500                               Buying 1 Index Futures at 125
Portfolio                                            Value of Futures = $62,500/
                                                             Contract

                                                     -Day Hedge is Lifted-

Buy Portfolio with                                   Sell 1 Index Futures at 120
   Actual Cost - $60,000                                Value of Futures = $60,000/
Decrease in Purchase Price = $2,500                          Contract
                                                     Loss on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective:  Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index = 1.0

     Portfolio                                            Futures
     ---------                                            -------
                                                     -Day Hedge is Placed-

Anticipate Selling $1,000,000                        Sell 16 Index Futures at 125
Portfolio                                               Value of Futures = $1,000,000

                                                     -Day Hedge is Lifted-

Portfolio-Own                                        Buy 16 Index Futures at 130
   Stock with Value = $1,040,000                        Value of Futures = $1,040,000
   Gain in Portfolio Value = $40,000                    Loss of Futures = $40,000

III.  Futures Contracts on Foreign Currencies.


      A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Master Portfolio to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.


IV.  Margin Payments.


      Unlike when a Portfolio purchases or sells a security, no price is paid or received by the Master Portfolio upon the purchase or sale of a futures contract. Initially, the Master

Portfolio will be required to deposit with the broker or in a segregated account with the Master Portfolio's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Master Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Master Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Master Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Master Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Master Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Master Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Master Portfolio, and the Master Portfolio realizes a loss or gain.


V.    Risks of Transactions in Futures Contracts.


      There are several risks in connection with the use of futures in the Master Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Master Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Master Portfolio involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Master Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the investment adviser. Conversely, a Master Portfolio may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser. It is also possible that, where the Master Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Master Portfolio may decline. If this occurred, the Master Portfolio would lose money on the future and also experience a decline in value in its portfolio securities.



      Where futures are purchased to hedge against a possible increase in the price of securities before the Master Portfolio is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Master Portfolio then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Master Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.



      In instances involving the purchase of futures contracts by the Master Portfolio, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Master Portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.


      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.


      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Master Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Master Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.


      Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.


      Successful use of futures by the Master Portfolio is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if the Master Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Master Portfolio will lose part of all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Master Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Master Portfolio may have to sell securities at a time when it may be disadvantageous to do so.


VI.   Options on Futures Contracts.


      The Master Portfolio may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.



      Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Master Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs).


VII.  Other Hedging Transactions


      The Master Portfolio presently intends to use interest rate futures contracts, stock index futures contracts and foreign currency futures contracts (and related options) in connection with its hedging activities. The Master Portfolio is authorized to enter into hedging transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Master Portfolios' hedging strategies if, in the judgment of the adviser, transactions therein are necessary or advisable.


VIII. Accounting and Tax Treatment.

      Accounting for futures contracts and related options will be in accordance with generally accepted accounting principles.


      Generally, futures contracts and options on futures contracts held by the Master Portfolio at the close of the Master Portfolio's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss, without regard to the length of time the Master Portfolio holds the futures contract or option ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by the Master Portfolio in a subsequent sale or other disposition of those futures contracts or options will be adjusted to reflect any capital gain or loss taken into account by the Master Portfolio in a prior year as a result of the constructive sale of the contracts or options. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Master Portfolio, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and related options, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Master Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Master Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, the Master Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.



      Certain foreign currency contracts entered into by the Master Portfolio may be subject to the "mark-to-market" process, but gain or loss will be treated as 100% ordinary income or loss. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury has not issued any such regulations. Foreign currency contracts entered into by the Master Portfolio may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.


      Some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument. However, regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts that the Master Portfolio may make or may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by the Master Portfolio which are not subject to special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.



      Qualification as a regulated investment company under the Code requires that the Fund satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interests, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Master Portfolio from a partnership or trust is treated for this purpose as derived with respect to the Master Portfolio's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Master Portfolio in the same manner as by the partnership or trust.


      An additional requirement for qualification by the Fund as a regulated investment company under the Code is the Short-

Short test described in the Prospectus. With respect to futures contracts and other financial instruments subject to the mark-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the Fund meets the Short-Short test for a taxable year, increases and decreases in the value of the Master Portfolio's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

                                    FORM N-1A

PART C.  OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

          (a) Financial Statements:


              (1) Included in Part A and Part B hereof:



                  None.


          (b) Exhibits:

              (1) (a) Restated Articles of Incorporation filed November 22, 1983 are incorporated by reference to Exhibit (1) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed December 21, 1983 ("Pre-Effective Amendment No. 1").

                  (b) Articles Supplementary filed January 9, 1986 are
                      incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-1A (No.2-81110) filed April 29, 1988 ("Post-Effective Amendment No. 5").

                  (c) Articles Supplementary to increase authorized capital
                      stock filed August 31, 1989 are incorporated by reference to Exhibit (1)(c) to Pre- Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-14 (No. 33-31539) filed on November 24, 1989 ("Pre-Effective Amendment No. 2 on Form N-14").

                  (d) Articles Supplementary classifying shares filed August 31,
                      1989 are incorporated by reference to Exhibit (1)(d) to Pre-Effective Amendment No. 2 on Form N-14.

                  (e) Articles Supplementary classifying shares filed June 3,
                      1991 are incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No.

                      12 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed June 28, 1991 ("Post-Effective Amendment No. 12").

                  (f) Articles Supplementary classifying and reclassifying
                      shares filed August 1, 1991 are incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed August 30, 1991 ("Post-Effective Amendment No. 13").

                  (g) Articles Supplementary to increase authorized capital
                      stock filed August 16, 1991 are incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 13.

                  (h) Articles Supplementary classifying shares filed August 16,
                      1991 are incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 13.

                  (i) Articles Supplementary classifying shares filed November
                      25, 1991 are incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 14 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed May 1, 1992 ("Post-Effective Amendment No. 14").

                  (j) Articles Supplementary classifying shares filed May 11,
                      1992 are incorporated by reference to Exhibit (1)(j) to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed July 22, 1992 ("Post-Effective Amendment No. 15").

                  (k) Articles Supplementary reclassifying shares filed May 15,
                      1992 are incorporated by reference to Exhibit (1)(k) to Post-Effective Amendment No. 15.

                  (l) Articles Supplementary classifying shares filed July 20,
                      1992 are
                      incorporated by reference to Exhibit (1)(l) to Post-Effective Amendment No. 15.

                  (m) Articles Supplementary to increase authorized capital
                      stock filed August 6, 1992 are incorporated by reference to Exhibit (1)(m) to the Registration Statement of the Registrant on Form N-14 (No. 33-54052) filed October 30, 1992 ("1992 Form N-14 No. 1").

                  (n) Articles Supplementary classifying shares filed August 6,
                      1992 are incorporated by reference to Exhibit (1)(n) to 1992 Form N-14 No. 1.

                  (o) Articles Supplementary classifying shares filed March 3,
                      1993 are incorporated by reference to Exhibit (1)(o) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (No. 2- 81110) filed April 30, 1993 ("Post- Effective Amendment No. 21").

                  (p) Articles Supplementary reclassifying shares filed May 12,
                      1993 are incorporated by reference to Exhibit (1)(p) to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed May 17, 1993.

                  (q) Articles of Amendment eliminating restriction on number of classes of shares filed May 8, 1990 are incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed May 31, 1990
                      ("Post-Effective Amendment No. 11").

                  (r) Articles of Amendment reclassifying shares filed on July
                      9, 1993 are incorporated by reference to Exhibit (1)(r) to Post-Effective Amendment No. 30 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed November 19, 1993 ("Post-Effective Amendment No. 30").

                  (s) Articles Supplementary classifying shares filed November
                      18, 1993 are
                      incorporated by reference to Exhibit (1)(s) to Post-Effective Amendment No. 30.

                  (t) Articles Supplementary reclassifying shares filed November
                      18, 1993 are incorporated by reference to Exhibit (1)(t) to Post-Effective Amendment No. 30.

                  (u) Articles Supplementary reclassifying shares filed January
                      21, 1994 is incorporated herein by reference to Exhibit 1(u) to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A filed May 2, 1994.


              (2) (a) Amended By-Laws dated January 15, 1987 are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed April 30, 1987 ("Post-Effective Amendment No. 4").

                  (b) Amendment to By-Laws dated July 17, 1987 as approved by
                      Registrant's Board of Directors is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 5.

                  (c) Amendment to By-Laws as approved by the Registrant's Board of Directors on March 30, 1989 is incorporated by reference to Exhibit (2)(c) to Pre-Effective Amendment
                      No. 2 on Form N-14.

                  (d) Amendment to By-Laws as approved by the Registrant's Board of Directors on January 29, 1990 is incorporated by reference to Exhibit (2)(d) to Post-Effective Amendment No. 11.

              (3)     None.

              (4) (a) Specimen copy of share certificate for all Classes and
                      Series of Shares is incorporated by reference to Exhibit
                      (4)(a) to Post-Effective Amendment No. 37.

              (5) (a) Investment Advisory Agreement dated as of April 22, 1992 between Registrant and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 14.

                  (b) Investment Advisory Agreement dated as of April 22, 1992 between Registrant and Bank of America National Trust and Savings Association (Non-Money Market Funds) is incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 14.

                  (c) Addendum to Investment Advisory Agreement dated as of
                      March 1, 1993 between Registrant and Bank of America National Trust and Savings Association (Money Market Funds
                      - Prime Value Fund) is incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 21.

                  (d) Addendum to Investment Advisory Agreement dated as of
                      March 1, 1993 between Registrant and Bank of America National Trust and Savings Association (Money Market Funds
                      - Government and Treasury Only Funds) is incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 19.

                  (e) Investment Advisory Agreement dated November 1, 1994
                      between Registrant and Bank of America with respect to the Capital Income Fund is incorporated by reference to
                      Exhibit 5(g) to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed February 1, 1995 ("Post-Effective Amendment No. 38").

              (6) (a) Distribution Agreement between the Registrant and Concord
                      Financial Group, Inc is incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 37.

                  (b) Agreement relating to the Distribution Agreement between
                      Registrant and Concord Financial Group, Inc. is incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (No.2-81110) filed June 21, 1995 ("Post-Effective Amendment No. 40")

                  (c) Form of Broker/Dealer Agreement is incorporated by
                      reference to Exhibit 15(a) to Post-Effective Amendment No. 5.

                  (d) Form of Bank Agreement is incorporated by reference to
                      Exhibit 15(d) to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed June 30, 1988 ("Post-Effective Amendment No. 6").


                  (e) Form of Amended and Restated Distribution Agreement is
                      incorporated by reference to Exhibit (6)(e) to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed July 31, 1995 ("Post-Effective Amendment No. 42").


              (7) Board Guidelines on Significant Governance Issues (which includes a description of the Board of Director's retirement policy and benefit) is incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) Filed April 28, 1995 ("Post-Effective Amendment No. 39").

              (8) (a) Custody Agreement between Registrant and The Bank of New
                      York dated as of April 3, 1989 is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 11.

                  (b) Amendment No. 1 to Custody Agreement between Registrant and The Bank of New York dated as of March 30, 1990 is incorporated by reference to Exhibit

                      (8)(b) to Post-Effective Amendment No. 11.

                  (c) Custodian Services Agreement between Registrant and PNC
                      Bank, N.A. is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 37.


                  (d) Form of Transfer Agency Agreement between Registrant and
                      BISYS Fund Services Ohio, Inc.



                  (e) Sub-Custodian Agreement between Registrant, The Bank of
                      New York, and Security Pacific National Bank dated as of March 21, 1984 is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 1 to the
                      Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed on October 12, 1984.



                  (f) Sub-Custodian Agreement between The Bank of New York and
                      Citibank, N.A. dated May 18, 1988 as approved by Registrant's Board of Directors on March 27, 1990 is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No. 11.



                  (g) Form of Sub-Custody Agreement between The Bank of New York and Bank of America National Trust and Savings Association is incorporated by reference to Exhibit (8)(i) to Post-Effective Amendment No. 37.


              (9) (a) Basic Administrative Services Agreement between Registrant and Concord Holding Corporation (Money Market Funds) dated as of November 13, 1989 is incorporated by reference to Exhibit (13)(c) to Pre-Effective Amendment No. 2 on Form N-14.

                  (b) Amendment No. 1 to Basic Administrative Services Agreement
                      between Registrant and Concord Holding Corporation (Money Market Funds) dated November 1, 1991 is incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No. 14.

                  (c) Amendment No. 2 to Basic Administrative Services Agreement
                      dated as of March 1, 1993 between Registrant and Concord Holding Corporation (Money Market Funds) is incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment No. 19.

                  (d) Amendment No. 3 to Basic Administrative Services Agreement
                      dated as of March 1, 1993 between Registrant and Concord Holding Corporation is incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment No. 21.

                  (e) Amendment No. 4 to Basic Administrative Services Agreement
                      dated November 1, 1993 between Registrant and Concord Holding Corporation is incorporated by reference to Exhibit (9)(w) to Post-Effective Amendment No. 30.

                  (f) Agreement relating to the Basic Administrative Services
                      Agreement between Registrant and Concord Holding Corporation is incorporated by reference to Exhibit (9)(f) to Post-Effective Amendment No. 40.

                  (g) Special Management Services Agreement among Registrant,
                      Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) dated as of April 22, 1992 is incorporated by reference to Exhibit (9)(d) to Post-Effective Amendment No. 14.

                  (h) Amendment No. 1 to Special Management Services Agreement
                      dated as of March 1, 1993 between Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit (9)(f) to Post-Effective
                      Amendment No. 19.

                  (i) Amendment No. 2 to Special Management Services Agreement
                      dated as of March 1, 1993 among Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit (9)(g) to Post-Effective
                      Amendment No. 21.


                  (f) Amendment No. 3 to Special Management Services Agreement
                      dated as of April 1, 1993 among Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit (9)(h) to Post-Effective
                      Amendment No. 21.



                  (g) Amendment No. 4 to Special Management Services Agreement
                      among Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit
                      (9)(i) to Post-Effective Amendment No. 37.



                  (h) Agreement relating to the Special Management Services
                      Agreement among Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to
                      Exhibit 9(l) to Post-Effective Amendment No. 40.



                  (i) Administration Agreement between Registrant and Concord
                      Holding Corporation (Non-Money Market Funds) dated as of November 13, 1989 is incorporated by reference to Exhibit
                      (13)(e) to Pre-Effective Amendment No. 2 on Form N-14.



                  (j) Amendment No. 1 to Administration Agreement between
                      Registrant and Concord Holding Corporation (Aggressive Growth Fund, U.S. Government Securities Fund, Capital Income Fund and California Tax-Exempt Bond Fund) dated as of November 1, 1991 is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 14.

                  (k) Proposed revised Amendment No. 2 to Administration
                      Agreement between Registrant and Concord Holding Corporation (non-Money Market Funds) is incorporated herein by reference to Exhibit (9)(l) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed on October 6, 1993.



                  (l) Amendment No. 3 to the Administration Agreement between
                      Registrant and Concord Holding Corporation (non-Money Market Funds) is incorporated by reference to Exhibit
                      (9)(u) to Post-Effective Amendment No. 30.



                  (m) Amendment No. 4 to the Administration Agreement between
                      Registrant and Concord Holding Corporation (non-Money Market Funds) is incorporated by reference to Exhibit
                      (9)(q) to Post-Effective Amendment No. 37.



                  (n) Agreement relating to the Administration Agreement between
                      Registrant and Concord Holding Corporation (non-Money Market Funds) is incorporated by reference to Exhibit
                      (9)(r) to Post-Effective Amendment No. 40.



                  (o) Cash Management and Related Services Agreement between
                      Registrant and The Bank of New York (Horizon Shares and Horizon Service Shares) dated as of May 1, 1990 is incorporated by reference to Exhibit (9)(d) to Post-Effective Amendment No. 11.



                  (p) Amendment to Cash Management and Related Services
                      Agreement between Registrant and The Bank of New York dated as of June 21, 1993 is incorporated by reference to
                      Exhibit 9(m) to Post-Effective Amendment No. 24 filed on July 1, 1993.



                  (q) Accounting Services Agreement between the Registrant and
                      Provident Financial Processing Corp is incorporated by reference to Exhibit (9)(o) to Post-Effective Amendment No. 37.

              (10)(1) Opinion of counsel that shares are validly issued, fully paid and non-assessable.

              (11)(a) Consent of Drinker Biddle & Reath.


                  (b) Consent of Price Waterhouse, LLP.


              (12)    None

              (13)(a) Purchase Agreement between Registrant and The Dreyfus
                      Corporation is incorporated by reference to Exhibit (13) to Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed on March 29, 1984 ("Pre-Effective Amendment No. 2").

                  (b) Purchase Agreement between Registrant and Hambrecht &
                      Quist Group, Inc. dated March 31, 1988 is incorporated by reference to Exhibit (13)(b) to Post-Effective Amendment No. 5.

                  (c) Investment Letter of Concord Financial Group, Inc. to The
                      Horizon Funds is incorporated by reference to Exhibit (13) to the Registration Statement of The Horizon Funds filed on March 10, 1987 (No. 33-12535).

                  (d) Purchase Agreement between Pacific Horizon Tax-Exempt
                      Money Market Portfolio, Inc. and Hambrecht & Quist Group, Inc. is incorporated by reference to Exhibit (13)(c) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. filed on April 29, 1988 (No. 2-91975).

                  (e) Purchase Agreement between Pacific Horizon Tax-Exempt
                      Money Market

--------
(1) Filed with the SEC on April 28, 1995 under Rule 24f-2 as part of Registrant's 24f-2 Notice.

                      Portfolio, Inc. and Pacific Horizon Tax-Exempt Funds, Inc. is incorporated by reference to Exhibit (8)(a) to Pre-Effective Amendment No. 1 to Pacific Horizon Tax-Exempt Money Market Portfolio, Inc.'s Registration Statement on Form N-1A in lieu of S-14 filed November 6, 1984 (No. 2-91975).

                  (f) Purchase Agreement between Pacific Horizon Tax-Exempt
                      Money Market Portfolio, Inc. and The Dreyfus Corporation is incorporated by reference to Exhibit 8(a) to Pre-Effective Amendment No. 1 to Pacific Horizon Tax-Exempt Honey Market Portfolio, Inc.'s Registration Statement on Form N-1A in lieu of S-14 filed November 6, 1984 (No. 2-91975).

                  (g) Purchase Agreement between Pacific Horizon California
                      Tax-Exempt Bond Portfolio, Inc. and Hambrecht & Quist Group, Inc. is incorporated by reference to Exhibit
                      (13)(c) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. filed on April 29, 1988 (No. 2-83854).

                  (h) Purchase Agreement between Pacific Horizon California
                      Tax-Exempt Bond Portfolio, Inc. and The Dreyfus Corporation is incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to the Registration Statement of Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. filed on March 27, 1984 (No. 2-83854).

                  (i) Purchase Agreement between Pacific Horizon California
                      Tax-Exempt Bond Portfolio, Inc. and Pacific Horizon Tax-Exempt Funds, Inc. is incorporated by reference to Exhibit
                      (8)(a) to Pre-Effective Amendment No. 1 to Pacific
                      Horizon California Tax-Exempt Bond Portfolio, Inc.'s Registration Statement on Form N-1A in lieu of S-14 filed November 6, 1984 (No. 2-91975).

                  (j) Investment Letter of Concord Financial Group, Inc. to The
                      Horizon Capital Funds is incorporated by reference to Exhibit (13) to the Registration Statement of The Horizon Capital Funds filed on June 2, 1987 (No. 33-14721).

              (14)(a) Individual Retirement Account and accompanying Custodial
                      Agreement, Disclosure Statement, IRA Application and IRA Transfer/Rollover Request Form is incorporated by reference to Exhibit (14)(a) to Post-Effective Amendment No. 21.

                  (b) Appointment of Successor Custodian for Individual
                      Retirement Account dated as of August 3, 1990 is incorporated by reference to Exhibit (14)(c) of Post-Effective Amendment No. 12.

              (15)(a) Shareholder Service Plan for Non-Money Market Funds is
                      incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 30.

                  (b) Shareholder Services Plan for Horizon Service Shares as
                      modified by Registrant's Board of Directors on January 29, 1993 is incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 19.

                  (c) Revised Shareholder Servicing Agreement is incorporated by reference to Exhibit (15)(f) to Post-Effective Amendment No. 18.

                  (d) Revised Shareholder Service Agreement as modified by
                      Registrant's Board of Directors on January 29, 1993 is incorporated by reference to Exhibit (15)(g) to Post-Effective Amendment No. 19.

                  (e) Revised Shareholder Servicing Agreement for Non-Money
                      Market Funds is incorporated by reference to Exhibit
                      (15)(h) to Post-Effective Amendment No. 30.

                  (f) Distribution and Services Plan and related Administrative
                      Servicing Agreement is incorporated by reference to Exhibit (15)(f) to Post-Effective Amendment No. 42.


              (16)(a) Schedule for Computation of Performance Quotations with respect to the Prime Fund, Treasury Fund, Tax-Exempt Money Fund, Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Fund, Aggressive Growth Fund, California Tax-Exempt Bond Fund, U.S. Government Securities Fund (formerly known as the GNMA Extra Fund) and Capital Income Fund (formerly known as the Convertible Securities Fund) is incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 12.

                  (b) Schedule for Computation of Performance Quotations with respect to the Government Fund, Treasury Only Fund and Prime Value Fund is incorporated by reference to Exhibit
                      (16)(b) of Post-Effective Amendment No. 24, filed on July 1, 1993.

                  (c) Schedule for Computation of Performance Quotations with respect to the Corporate Bond Fund, Flexible Bond Fund, Blue Chip Fund, Asset Allocation Fund and National Municipal Bond Fund is incorporated by reference to
                      Exhibit 16(c) to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on Form N-1A (No. 2-81110) filed June 30, 1995 ("Post-Effective Amendment No. 41").

              (17)    Not Applicable.

              (18) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 42.

         Item 25. Persons Controlled by or under
                  Common Control with Registrant


                  Registrant is controlled by its Board of Directors.

         Item 26. Number of Holders of Securities


                                                       Number of Record
                                                        Holders as of
                    Title of Class                     October 31, 1995
                    --------------                     ----------------
                  Class A Common Stock                        1,147
                  Class A Common Stock -
                   Special Series 1                             491
                  Class A Common Stock -
                   Special Series 2                              99
                  Class B Common Stock                       12,132
                  Class B Common Stock -
                   Special Series 1                             898
                  Class B Common Stock -
                   Special Series 2                             188
                  Class D Common Stock                       14,190
                  Class E Common Stock                        4,764
                  Class F Common Stock                       16,163
                  Class G Common Stock                        4,519
                  Class H Common Stock
                  Class I Common Stock                          166
                  Class I Common Stock -
                   Special Series 1                              51
                  Class I Common Stock -
                   Special Series 2                              19
                  Class J Common Stock                          560
                  Class J Common Stock -
                   Special Series 1                             190
                  Class K Common Stock                          595
                  Class K Common Stock -
                   Special Series 1                             127
                  Class K Common Stock -
                   Special Series 2                               2
                  Class L Common Stock                          138

                  Class L Common Stock -
                   Special Series 1                             186
                  Class L Common Stock -
                   Special Series 2                              35
                  Class M Common Stock                          410

                  Class N Common Stock                        4,016
                  Class O Common Stock                        1,429
                  Class P Common Stock                            0
                  Class P Common Stock -
                   Special Series 1                               0
                  Class P Common Stock -

                   Special Series 2                                  0
                  Class Q Common Stock                             295
                  Class R Common Stock                               0
                  Class S Common Stock                               0
                  Class T Common Stock                               0
                  Class U Common Stock                               0
                  Class V Common Stock                               0
                  Class W Common Stock                           2,621


     Item 27. Indemnification


      Article VII, Section 3, of Registrant's Restated Articles of Incorporation, incorporated herein by reference as Exhibit (1)(a) hereto, and
Article VI, Section 2, of Registrant's By-Laws, incorporated herein by reference as Exhibit (2)(a) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of the Fund's principal underwriter, custodians, sub-custodians, transfer agent and sub-transfer agent is provided for, respectively, in Article V of the Distribution Agreement, incorporated by reference as Exhibit (6)(a), Article XV (and in Article V of the amended and restated Distribution Agreement incorporated by reference as Exhibit (6)(e)),
Section 15 of the Custody Agreement incorporated by reference as Exhibit (8)(a) hereto (and in Section 10 of the Custody Agreement incorporated by reference as Exhibit (8)(c)), Article XII, Section 14 of the Sub-Custodian Agreement, incorporated herein by reference as Exhibit (8)(f) hereto, and Section 8 of the form of Sub-Custody Agreement incorporated by reference as Exhibit (8)(g),
Article VIII, Section 7, of the form of Transfer Agency Agreement included herewith as Exhibit (8)(d), and Article VI, Section 3, of the Cash Management and Related Services Agreement incorporated by reference as Exhibit (9)(o) hereto. Registrant has obtained from a major insurance carrier a directors and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.


      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 28. Business and Other Connections of Investment Adviser

      Bank of America National Trust and Savings Association ("Bank of America") performs investment advisory services for Registrant. Bank of America and its predecessors have been in the business of managing the investments of fiduciary and other accounts since 1904. In addition to its trust business, Bank of America provides commercial and consumer banking services.

      To the knowledge of Registrant, none of the directors or officers of Bank of America, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Bank of America also hold various positions with, and engage in business for, BankAmerica Corporation, which owns all the outstanding stock of Bank of America, or other subsidiaries of BankAmerica Corporation. Set forth below are the names and principal businesses of the directors of Bank of America and the directors and certain of the senior executive officers of Bank of America who are engaged in any other business, profession, vocation or employment of a substantial nature, other than with BankAmerica Corporation.

Director...................  Joseph F. Alibrandi           Chairman of the                 Manufacturer of
                                                           Board and Chief                 Aerospace and
                                                           Executive Officer,              Biotechnology
                                                           Whittaker                       Products
                                                           Corporation

Director...................  Jill Elikann Barad            President and Chief             Toy manufacturer
                                                           Operating Officer,
                                                           Mattel, Inc.

Director...................  Peter B. Bedford              Chairman and CEO,               California based
                                                           Bedford Property                Real Estate Dev-
                                                           Investors, Inc.                 elopment and In-
                                                                                           vestment Firm

Position with
Bank of America
National Trust
and Savings                                                Principal                        Type of
Association                Name                            Occupation                       Business
---------------            ----                            ----------                       --------
Director ....              Andrew F. Brimmer               President,                       Consulting
                                                           Brimmer & Co., Inc.

Director ....              Richard A. Clarke               Chairman of the                  Utility Company
                                                           Board, Pacific
                                                           Gas and Electric
                                                           Company

President and
 Director ...              David A. Coulter                President, Bank                  Banking
                                                           America Corporation
                                                           and Bank of
                                                           America National
                                                           Trust & Savings
                                                           Association;
                                                           effective
                                                           January 1, 1996,
                                                           Chief Executive
                                                           Officer, Bank
                                                           America
                                                           Corporation and
                                                           Bank of America
                                                           National Trust &
                                                           Savings
                                                           Association

Director ....              Timm F. Crull                   Chairman of the                  Food and Related
                                                           Board, Nestle                    Products
                                                           USA, Inc.

Director ....              Kathleen Feldstein              President,                       Economic
                                                           Economics                        Consulting
                                                           Studies, Inc.

Director ....              Donald E. Guinn                 Chairman Emeritus,               Telecommuni-
                                                           Pacific Telesis                  cations and
                                                           Group                            Diversified
                                                                                            Holding Com-
                                                                                            pany

Director ....              Philip M. Hawley                Retired Chairman                 Retail
                                                           and Chief Executive              Department
                                                           Officer, Carter                  Stores
                                                           Hawley Hale
                                                           Stores, Inc.

Director ....              Frank L. Hope, Jr.              Consulting                       Architectural
                                                           Architect                        and Engineering
                                                                                            Consulting

Director ....              Ignacio E. Lozano,               Editor-In-Chief,                Newspaper
                           Jr.                             "La Opinion"                     Publishing

Position with
Bank of America
National Trust
and Savings                                                Principal                        Type of
Association                Name                            Occupation                       Business
---------------            ----                            ----------                       --------
Director                   Walter E. Massey,               Provost and Senior               Higher
                           Ph.D.                           Vice President for               Education
                                                           Academic Affairs
                                                           for the University
                                                           of California

Director                   John M. Richman                 Counsel, Wachtell,               Law firm
                                                           Lipton, Rosen &
                                                           Katz

Chief Executive
 Officer and
 Director                  Richard M. Rosenberg            Chief Executive                  Banking
                                                           Officer, Bank
                                                           America
                                                           Corporation and
                                                           Bank of America
                                                           National Trust &
                                                           Savings
                                                           Association
                                                           until January 1,
                                                           1996; effective
                                                           January 1, 1996,
                                                           Chairman of the
                                                           Board, Bank of
                                                           America National
                                                           Trust & Savings
                                                           Association

Director                   A. Michael Spence               Dean of the                      Higher
                                                           Graduate School of               Education
                                                           Business, Stanford
                                                           University


      Item 29. Principal Underwriters

      (a) Principal underwriter (exclusive distributor) also acts as principal underwriter or exclusive distributor for The Infinity Funds, Inc., The Pilot Funds, Seafirst Retirement Funds, Time Horizon Funds and The Victory Funds.

      (b) For information as to the business, profession, vocation or employment of a substantial nature of each of the principal underwriter, its officers and directors, reference is made to their Form BD File No. 8-37601 filed by the principal underwriter. For information, as to the positions or offices of each of the principal underwriter, its officers and directors, reference is made to the section entitled "Management" in the Statements of Additional Information. Both the principal underwriter's Form BD and the Registrants Statements of Additional Information are incorporated by reference herein.

      (c) Not Applicable.

      Item 30. Location of Accounts and Records

      (1) Concord Holding Corporation, 125 West 55th Street, New York, New York 10019 (records relating to the administrator).

      (2) Concord Financial Group, Inc., 125 West 55th Street, New York, New York 10019 (records relating to the distributor).

      (3) Concord Management (Ireland) Limited, ITI House, 23 Earlsfort Terrace, Dublin 2, Ireland (records relating to the administrator for the Funds it services).

      (4) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the investment adviser).

      (5) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the Sub- Custodian for the Funds it services).

      (6) The Bank of New York, 90 Washington Street, New York, New York 10286) (records relating to the custodian for the Funds it services).


      (7) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the transfer agent for the Funds it services).


      (8) Drinker Biddle & Reath, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Charter, By- Laws and Minute Books).

      (9) PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, PA 19101, (records relating to the custodian for the Funds it services).

      (10) PFPC, Inc. 103 Bellevue Parkway, Wilmington, DE 19809, (records relating to the sub-administrator for the Funds it services).

      (11) Concord Financial Services, Inc. First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222 (records relating to the transfer agent for the class of shares it services).

      Item  31. Management Services

                Inapplicable.

      Item  32. Undertakings

      Registrant hereby undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, as though such provisions were applicable to it.

      Registrant hereby undertakes to furnish its Annual Report to Shareholders upon request and without charge to any person to whom a prospectus is delivered.


      Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania, on this 15th day of December 1995 .


                                         PACIFIC HORIZON FUNDS, INC.
                                         Registrant


                                         *Cornelius John Pings
                                         ---------------------------------------
                                         Cornelius John Pings
                                         President
                                         (Signature and Title)


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                            Title                              Date
---------                                            -----                              ----
*  Cornelius John Pings                     Chairman of the Board                       December 15, 1995
----------------------------                and President
Cornelius John Pings

/s/Martin R. Dean                           Treasurer (Chief                            December 15, 1995
----------------------------                Accounting and
Martin R. Dean                              Financial Officer)

*  Thomas M. Collins                        Director                                    December 15, 1995
----------------------------
Thomas M. Collins

*  Douglas B. Fletcher                      Director                                    December 15, 1995
----------------------------
Douglas B. Fletcher

*  Robert E. Greeley                        Director                                    December 15, 1995
----------------------------
Robert E. Greeley

*  Kermit O. Hanson                         Director                                    December 15, 1995
----------------------------
Kermit O. Hanson

*  Kenneth L. Trefftzs                      Director                                    December 15, 1995
----------------------------
Kenneth L. Trefftzs

*By: /s/W. Bruce McConnel, III
     -------------------------
     W. Bruce McConnel, III
     Attorney-in-fact

                                   SIGNATURES


          Master Investment Trust, Series I has duly caused this Amendment to the Registration Statement of the Pacific Horizon Funds, Inc. as it relates to the International Equity Fund only, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on this 15th day of December, 1995.


                                               MASTER INVESTMENT TRUST, SERIES I


                                               /s/Richard E. Stierwalt
                                               -----------------------
                                               Richard E. Stierwalt
                                               President
                                               (Signature and Title)


          This Amendment to the Registration Statement of Pacific Horizon Funds, Inc. has been signed below by the Trustees and Principal Officers of Master Investment Trust, Series I on the dates indicated.



Signature                                 Title                Date
---------                                 -----                ----
/s/Richard E. Stierwalt             President                  December 15, 1995
-----------------------                                        -----------------
Richard E. Stierwalt

*  Thomas M. Collins                Chairman of the Board      December 15, 1995
--------------------                                           -----------------
Thomas M. Collins

/s/Adrian J. Waters                 Executive Vice President,  December 15, 1995
-------------------                 Treasurer and Assistant    -----------------
Adrian J. Waters                    Secretary (Chief
                                    Accounting and Financial
                                    Officer)

*  Michael Austin                   Trustee                    December 15, 1995
-----------------                                              -----------------
Michael Austin

*  Robert A. Nathane                Trustee                    December 15, 1995
--------------------                                           -----------------
Robert A. Nathane

*  Robert E. Greeley                Trustee                    December 15, 1995
--------------------                                           -----------------
Robert E. Greeley

*  Cornelius John Pings             Trustee                    December 15, 1995
-----------------------                                        -----------------
Cornelius John Pings

* By:    /s/W. Bruce McConnel, III
         -------------------------
         W. Bruce McConnel, III
         Attorney-in-fact

                          PACIFIC HORIZON FUNDS, INC.

                               POWER OF ATTORNEY

         Cornelius John Pings, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.

                                            /s/ Cornelius John Pings
                                            ------------------------
                                            Cornelius John Pings

Date: December 6, 1995

                          PACIFIC HORIZON FUNDS, INC.

                               POWER OF ATTORNEY

         Thomas M. Collins, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/ Thomas M. Collins
                                            ---------------------
                                            Thomas M. Collins

Date: December 7, 1995

                          PACIFIC HORIZON FUNDS, INC.

                               POWER OF ATTORNEY

         Douglas, B. Fletcher, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/ Douglas B. Fletcher
                                            -----------------------
                                            Douglas B. Fletcher

Date: December 7, 1995

                          PACIFIC HORIZON FUNDS, INC.

                               POWER OF ATTORNEY

         Robert E. Greeley, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/Robert E. Greeley
                                            --------------------
                                            Robert E. Greeley

Date: December 7, 1995

                          PACIFIC HORIZON FUNDS, INC.

                               POWER OF ATTORNEY

         Kermit O. Hanson, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/ Kermit O. Hanson
                                            --------------------
                                            Kermit O. Hanson

Date: December 6, 1995

                          PACIFIC HORIZON FUNDS, INC.

                               POWER OF ATTORNEY

         Kenneth L. Trefftzs, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/ Kenneth L. Trefftzs
                                            -----------------------
                                            Kenneth L. Trefftzs

Date: December 6, 1995

                       MASTER INVESTMENT TRUST, SERIES I

                               POWER OF ATTORNEY

         Thomas M. Collins, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable Master Investment Trust, Series I (the "Trust") to comply with the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended (the "Acts") and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of (i) the Trust's Registration Statement and (ii) the Registration Statement of any management investment company which invests or intends to invest substantially all of its assets in the Trust (collectively, the "Registration Statements") and any and all amendments to the Registration Statements (including post-effective amendments) pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust the Registration Statements and any and all amendments thereto filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.

                                            /s/Thomas M. Colllins
                                            ---------------------
                                            Thomas M. Collins

Date:  October 6, 1993

                       MASTER INVESTMENT TRUST, SERIES I

                               POWER OF ATTORNEY

         Michael Austin, whose signature appears below, does hereby constitute and appoint Thomas M. Collins and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Master Investment Trust, Series I (the "Trust") to comply with the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended (the "Acts") and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of (i) the Trust's Registration Statement and (ii) the Registration Statement of any management investment company which invests or intends to invest substantially all of its assets in the Trust (collectively, the "Registration Statements") and any and all amendments to the Registration Statements (including post-effective amendments) pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust the Registration Statements and any and all amendments thereto filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/Michael Austin
                                            -----------------
                                            Michael Austin

Date:  October 6, 1993

                       MASTER INVESTMENT TRUST, SERIES I

                               POWER OF ATTORNEY

         Robert A. Nathane, whose signature appears below, does hereby constitute and appoint Thomas M. Collins and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Master Investment Trust, Series I (the "Trust") to comply with the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended (the "Acts") and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of (i) the Trust's Registration Statement and (ii) the Registration Statement of any management investment company which invests or intends to invest substantially all of its assets in the Trust (collectively, the "Registration Statements") and any and all amendments to the Registration Statements (including post-effective amendments) pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust the Registration Statements and any and all amendments thereto filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/Robert A. Nathane
                                            --------------------
                                            Robert A. Nathane

Date:  October 6, 1993

                       MASTER INVESTMENT TRUST, SERIES I

                               POWER OF ATTORNEY

         Robert E. Greeley, whose signature appears below, does hereby constitute and appoint Thomas M. Collins and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Master Investment Trust, Series I (the "Trust") to comply with the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended (the "Acts") and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of (i) the Trust's Registration Statement and (ii) the Registration Statement of any management investment company which invests or intends to invest substantially all of its assets in the Trust (collectively, the "Registration Statements") and any and all amendments to the Registration Statements (including post-effective amendments) pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust the Registration Statements and any and all amendments thereto filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/Robert E. Greeley
                                            --------------------
                                            Robert E. Greeley

Date:  October 6, 1993

                       MASTER INVESTMENT TRUST, SERIES I

                               POWER OF ATTORNEY

         Cornelius John Pings, whose signature appears below, does hereby constitute and appoint Thomas M. Collins and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Master Investment Trust, Series I (the "Trust") to comply with the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended (the "Acts") and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of (i) the Trust's Registration Statement and (ii) the Registration Statement of any management investment company which invests or intends to invest substantially all of its assets in the Trust (collectively, the "Registration Statements") and any and all amendments to the Registration Statements (including post-effective amendments) pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust the Registration Statements and any and all amendments thereto filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                            /s/Cornelius John Pings
                                            -----------------------
                                            Cornelius John Pings

Date:  December 6, 1995

                                 EXHIBIT INDEX

EXHIBIT NO.                        DESCRIPTION
-----------                        -----------
    8      (d)                     Form of Transfer Agency Agreement between
                                   Registrant and BISYS Fund Services Ohio, Inc.

    11     (a)                     Consent of Drinker Biddle & Reath.

           (b)                     Consent of Price Waterhouse, LLP.